                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

                          IXIS Advisor Funds Trust II
--------------------------------------------------------------------------------
              (Exact name of Registrant as specified in charter)

                399 Boylston Street,
               Boston, Massachusetts             02116
--------------------------------------------------------------------------------
               (Address of principal           (Zip code)
                 executive offices)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Item 1. Reports to Stockholders.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       [LOGO]
                       IXIS
                       ADVISOR FUNDS

  Equity Funds
  Annual Report
  December 31, 2006

CGM Advisor Targeted Equity Fund

Hansberger International Fund

Harris Associates Focused Value Fund

Harris Associates Large Cap Value Fund

IXIS U.S. Diversified Portfolio
       BlackRock Investment Management
       Harris Associates
       Loomis, Sayles & Company

IXIS Value Fund
       Harris Associates
       Loomis, Sayles & Company
       Vaughan Nelson Investment Management
       Westpeak Global Advisors

Vaughan Nelson Small Cap Value Fund

Westpeak Capital Growth Fund
TABLE OF CONTENTS

Management Discussion and Performance.......Page 1

Portfolio of Investments...................Page 25

Financial Statements.......................Page 43

                       CGM ADVISOR TARGETED EQUITY FUND

PORTFOLIO PROFILE



Objective:
Seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the overall U.S. economy

--------------------------------------------------------------------------------
Strategy:
Generally invests in a focused portfolio of common stocks of large-cap companies

--------------------------------------------------------------------------------
Inception Date:
November 27, 1968

--------------------------------------------------------------------------------
Manager:
G. Kenneth Heebner

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFGX
                                 Class B NEBGX
                                 Class C NEGCX
                                 Class Y NEGYX

--------------------------------------------------------------------------------
What You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. The fund may invest in foreign securities that involve risks not associated with domestic securities.

Management Discussion
--------------------------------------------------------------------------------

While energy stocks rose along with oil prices in the first half of 2006, the fund's energy position hurt relative performance in the second half of 2006 when oil prices retreated. However, for the full year, price appreciation from the stocks we selected in other sectors offset some of this decline and helped the fund post positive results.

For the year ended December 31, 2006, CGM Advisor Targeted Equity Fund's total return was 8.52% based on the net asset value of Class A shares, with $0.07 in dividends and $0.31 in capital gains reinvested during the period. The fund lagged its benchmark, the S&P 500 Index, which had a return of 15.79%, and trailed the average of funds in Morningstar's Large Blend category, which returned 14.15%.

ENERGY STOCKS HURT PERFORMANCE IN 2006
We began 2006 with just under 30% of the fund's net assets in energy-related securities. This weighting rose to more than 40% of assets at midyear through a combination of price appreciation and additional purchases. Unfortunately, energy stocks fell sharply when the price of crude oil retreated from record highs of $78 a barrel in the summer to $60 in the fall. The impact of these price declines was greatest during the third quarter. By year-end 2006 we had reduced the fund's energy-related securities to less than 12% of net assets.

EMPHASIS SHIFTED TO FINANCIAL SECTOR AND GLOBALLY ORIENTED COMPANIES
During the second half of 2006, the fund established a substantial position in financial companies, including commercial and investment banks that we believe will benefit from moderate growth and a low interest rate environment in the United States.

Stocks of foreign companies also have a significant weighting because we believe other countries will experience faster growth than the U.S. economy. The fund's international holdings include Japanese auto giant Toyota; Ryanair Holdings, Europe's largest low-fare carrier; and America Movil, the leading Latin American cellular telephone company. The fund is also positioned to benefit from global economic strength through multi-national companies, including fast-food giant McDonald's; insurance firm American International Group; and Procter & Gamble, a world leader in personal care and household cleaning products.

PERFORMANCE STRENGTH FROM SOME HOLDINGS UNDERCUT BY WEAKER ISSUES
Toyota, mentioned above, was the fund's top performer in 2006, as the company continued to gain market share in Europe and the United States. Aerospace and defense giant Boeing also contributed to the fund's results. Boeing had been lagging its principal competitor, Airbus, but Boeing vaulted ahead competitively with its pioneering design for its 787 Dreamliner jets. At the same time, Airbus lost market share when the company found itself two years behind schedule in the production of its A380 jumbo jetliner.

Merrill Lynch was another strong positive for the fund. This leading investment bank saw its stock price rise on favorable industry trends as well as revitalized management, which assumed leadership of the company several years ago. AT&T was also a plus for the fund. This venerable giant provides local and long-distance telephone and wireless services, as well as internet access; it is active in acquisitions and benefiting from consolidation in the industry.

One of the fund's weaker stocks was Walgreens, a leading retail pharmacy. We purchased the stock in September and sold it in November as the price declined after Wal-Mart's controversial $4 generic drug prescription offer. We also sold the fund's holdings in Rio Tinto, a major Australian mining company that declined in value with commodities prices.

FOREIGN ECONOMIES EXPECTED TO GROW FASTER THAN U.S. BUSINESSES
Going forward, we anticipate continued global growth and low inflation, with foreign economies growing faster than the U.S. economy in 2007. We will continue to look for stocks of established companies with prospects for above-average earnings growth.

                       CGM ADVISOR TARGETED EQUITY FUND

Investment Results through December 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                 December 31, 1996 through December 31, 2006

Month           Cumulative          Class A  @M.S.C.      S&P 500 Index
End               Value            Cumulative Value     Cumulative Value
----------      ----------         ----------------     ----------------
12/31/1996         10,000                9,425               10,000
 1/31/1997         10,903               10,276               10,625
 2/28/1997         10,722               10,105               10,708
 3/31/1997         10,266                9,676               10,268
 4/30/1997         10,852               10,228               10,881
 5/31/1997         11,384               10,730               11,544
 6/30/1997         11,892               11,208               12,061
 7/31/1997         13,044               12,294               13,020
 8/31/1997         12,374               11,662               12,291
 9/30/1997         13,007               12,260               12,964
10/31/1997         12,498               11,779               12,531
11/30/1997         12,355               11,645               13,111
12/31/1997         12,355               11,645               13,336
 1/31/1998         12,556               11,834               13,484
 2/28/1998         13,660               12,875               14,456
 3/31/1998         14,539               13,703               15,197
 4/30/1998         15,097               14,229               15,350
 5/31/1998         14,860               14,005               15,086
 6/30/1998         15,655               14,755               15,698
 7/31/1998         15,738               14,833               15,531
 8/31/1998         12,735               12,003               13,286
 9/30/1998         12,825               12,088               14,137
10/31/1998         14,117               13,305               15,287
11/30/1998         15,291               14,412               16,213
12/31/1998         16,481               15,533               17,148
 1/31/1999         17,599               16,587               17,865
 2/28/1999         16,337               15,397               17,310
 3/31/1999         16,729               15,767               18,002
 4/30/1999         16,670               15,712               18,699
 5/31/1999         16,134               15,206               18,258
 6/30/1999         17,323               16,326               19,271
 7/31/1999         16,915               15,943               18,669
 8/31/1999         16,887               15,916               18,577
 9/30/1999         15,885               14,972               18,068
10/31/1999         16,495               15,547               19,211
11/30/1999         17,119               16,135               19,601
12/31/1999         18,983               17,892               20,756
 1/31/2000         17,499               16,492               19,713
 2/29/2000         19,052               17,957               19,340
 3/31/2000         19,260               18,153               21,232
 4/30/2000         18,536               17,470               20,593
 5/31/2000         17,795               16,771               20,171
 6/30/2000         17,864               16,837               20,668
 7/31/2000         17,294               16,300               20,345
 8/31/2000         18,114               17,072               21,608
 9/30/2000         17,458               16,454               20,468
10/31/2000         17,495               16,489               20,381
11/30/2000         17,330               16,334               18,774
12/31/2000         18,121               17,079               18,866
 1/31/2001         16,513               15,564               19,535
 2/28/2001         15,990               15,070               17,754
 3/31/2001         15,584               14,688               16,629
 4/30/2001         16,262               15,327               17,922
 5/31/2001         15,933               15,017               18,042
 6/30/2001         16,041               15,119               17,603
 7/31/2001         15,575               14,679               17,429
 8/31/2001         14,291               13,470               16,338
 9/30/2001         12,911               12,168               15,019
10/31/2001         12,988               12,241               15,305
11/30/2001         14,369               13,543               16,479
12/31/2001         15,185               14,312               16,624
 1/31/2002         15,651               14,751               16,381
 2/28/2002         14,931               14,073               16,065
 3/31/2002         15,184               14,310               16,669
 4/30/2002         15,223               14,348               15,659
 5/31/2002         15,068               14,201               15,543
 6/30/2002         14,581               13,743               14,436
 7/31/2002         12,967               12,221               13,311
 8/31/2002         12,967               12,221               13,398
 9/30/2002         12,169               11,470               11,942
10/31/2002         11,877               11,194               12,993
11/30/2002         11,585               10,919               13,758
12/31/2002         10,808               10,186               12,950
 1/31/2003         10,808               10,186               12,611
 2/28/2003         10,730               10,113               12,421
 3/31/2003         10,982               10,351               12,542
 4/30/2003         11,682               11,010               13,575
 5/31/2003         12,692               11,962               14,290
 6/30/2003         12,905               12,163               14,473
 7/31/2003         12,653               11,925               14,728
 8/31/2003         12,983               12,236               15,015
 9/30/2003         13,139               12,383               14,856
10/31/2003         14,772               13,922               15,696
11/30/2003         15,355               14,472               15,834
12/31/2003         15,433               14,546               16,664
 1/31/2004         15,083               14,216               16,970
 2/29/2004         15,997               15,077               17,206
 3/31/2004         16,736               15,774               16,947
 4/30/2004         15,414               14,528               16,681
 5/31/2004         15,784               14,876               16,909
 6/30/2004         15,920               15,004               17,238
 7/31/2004         15,162               14,290               16,668
 8/31/2004         15,336               14,454               16,735
 9/30/2004         16,289               15,352               16,916
10/31/2004         16,483               15,535               17,175
11/30/2004         17,221               16,231               17,870
12/31/2004         17,589               16,578               18,478
 1/31/2005         17,435               16,432               18,027
 2/28/2005         18,601               17,532               18,407
 3/31/2005         17,784               16,762               18,081
 4/30/2005         17,299               16,304               17,738
 5/31/2005         17,785               16,762               18,302
 6/30/2005         18,178               17,133               18,328
 7/31/2005         19,112               18,014               19,010
 8/31/2005         19,307               18,197               18,836
 9/30/2005         20,028               18,876               18,989
10/31/2005         19,561               18,436               18,672
11/30/2005         19,872               18,729               19,379
12/31/2005         19,912               18,767               19,385
 1/31/2006         20,768               19,574               19,899
 2/28/2006         20,047               18,895               19,953
 3/31/2006         20,613               19,427               20,201
 4/30/2006         21,567               20,327               20,472
 5/31/2006         20,827               19,630               19,883
 6/30/2006         20,790               19,594               19,910
 7/31/2006         20,908               19,706               20,033
 8/31/2006         20,751               19,558               20,510
 9/30/2006         20,320               19,151               21,038
10/31/2006         21,007               19,799               21,724
11/30/2006         21,065               19,854               22,137
12/31/2006         21,609               20,366               22,447



Average Annual Total Returns -- December 31, 2006


                                                       SINCE
                             1 YEAR 5 YEARS 10 YEARS INCEPTION
Class A (Inception 11/27/68)
Net Asset Value/1/            8.52%  7.32%    8.01%      --
With Maximum Sales Charge/2/  2.31   6.04     7.37       --

Class B (Inception 2/28/97)
Net Asset Value/1/            7.83   6.50       --     6.58%
With CDSC/3/                  2.83   6.19       --     6.58

Class C (Inception 9/1/98)
Net Asset Value/1/            7.72   6.48       --     5.06
With CDSC/3/                  6.72   6.48       --     5.06

Class Y (Inception 6/30/99)
Net Asset Value/1/            8.99   7.76       --     3.39
--------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

                                                                  SINCE        SINCE        SINCE
                                                                 CLASS B      CLASS C      CLASS Y
COMPARATIVE PERFORMANCE                1 YEAR 5 YEARS 10 YEARS INCEPTION/6/ INCEPTION/6/ INCEPTION/6/
S&P 500 Index/4/                       15.79%  6.19%    8.42%     7.82%        6.50%        2.06%
Morningstar Large Blend Fund Avg./5/   14.15   5.92     7.79      7.35         6.85         2.76
-----------------------------------------------------------------------------------------------------

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are only available to certain investors, as outlined in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 12/31/06   12/31/05
------------------------------------------------------
Common Stocks                      99.0       99.0
------------------------------------------------------
Short-Term Investments and Other    1.0        1.0
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             12/31/06   12/31/05
------------------------------------------------------
Toyota Motor Corp.                  7.0        5.3
------------------------------------------------------
Merrill Lynch & Co., Inc.           6.3         --
------------------------------------------------------
Morgan Stanley                      5.4         --
------------------------------------------------------
JC Penney Co., Inc.                 5.4         --
------------------------------------------------------
AT&T, Inc.                          5.3         --
------------------------------------------------------
Lehman Brothers Holdings, Inc.      5.3         --
------------------------------------------------------
Deere & Co.                         5.1         --
------------------------------------------------------
America Movil SAB de CV             5.1        3.5
------------------------------------------------------
Citigroup, Inc.                     5.1         --
------------------------------------------------------
Boeing Co. (The)                    5.1         --
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          12/31/06   12/31/05
------------------------------------------------------
Diversified Financial Services     22.0        1.8
------------------------------------------------------
Oil & Gas Services                 11.5        9.9
------------------------------------------------------
Telecommunications                 10.4        3.5
------------------------------------------------------
Banks                              10.1         --
------------------------------------------------------
Auto Manufacturers                  7.0        5.3
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P 500 Index is an unmanaged index of U.S. common stocks.
/5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class B from 3/1/97; Class C from 9/1/98; and Class Y from 7/1/99.

                         HANSBERGER INTERNATIONAL FUND

PORTFOLIO PROFILE



Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests in common stocks of small-, mid- and large-cap companies located outside the United States. Assets are diversified across developed and emerging markets

--------------------------------------------------------------------------------
Inception Date:
December 29, 1995

--------------------------------------------------------------------------------
Managers:
Growth:
Trevor Graham
Barry A. Lockhart
Patrick H. Tan
Thomas R.H. Tibbles
Value:
Ronald Holt
Robert Mazuelos
Lauretta Reeves

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFDX
                                 Class B NEDBX
                                 Class C NEDCX

--------------------------------------------------------------------------------
What You Should Know:
Foreign securities involve risks not associated with domestic securities, such as currency fluctuations, differing political and economic conditions and different accounting standards. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. Value stocks may fall out of favor and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Hansberger International Fund's total return was 24.08% for the year ended December 31, 2006 based on the net asset value of Class A shares, including $0.35 in dividends and $2.70 in capital gains reinvested during the period. By comparison, the fund's benchmarks, the MSCI EAFE Index and the MSCI ACWI ex-U.S. Index, returned 26.86% and 27.16%, respectively. The average performance of Morningstar's Foreign Large Blend category was 24.82%. Neither the fund nor its benchmarks include U.S. stocks, and the Morningstar category has only limited exposure to domestic equities.

Two teams of Hansberger's international equity specialists manage the fund. One focuses on value and the other seeks growth potential. As they have for the past few years, value stocks outperformed growth stocks in 2006.

GROWTH SEGMENT'S TOP PERFORMERS CAME FROM DENMARK AND TAIWAN
On an absolute basis, the Pacific ex-Japan region was the strongest area for the growth segment. Europe and the Emerging Markets regions were also strong on an absolute basis, but the fund's holdings in these regions underperformed its benchmarks. Telecommunications and utilities were the best-performing sectors.

This segment's top performer in 2006 was Denmark's Vestas Wind Systems, the world's dominant player in the wind turbine industry and a long-time portfolio holding. Increasing demand for wind turbines and sound management had a positive impact on the company's earnings and stock price. The segment got a strong boost late in the year from Foxconn International Holdings, a subsidiary of Taiwan's Hon Hai Precision Industry. Foxconn is principally engaged in the manufacture and design of mobile handset systems and modules for mobile phones.

Two Japanese stocks that held this segment back were Yamada Denki Co., a Japan-based retailer comparable to Best Buy, and Nitto Denko, a diversified specialty chemicals company comparable to 3M. Yamada Denki failed to beat analysts' earnings estimates again this year. Key areas for growth at Nitto Denko include specialty films for LCD panels, but demand slowed in 2006 and competition increased, causing the industry to lag. Hansberger's growth team continues to have confidence in both Yamada Denki and Nitto Denko.

VALUE SEGMENT FOUND TOP PERFORMERS IN JAPAN, THE U.K., AND RUSSIA Geographically, the value segment's emphasis was on Japan and Europe. Japanese selections were positive, but the segment's European stocks lagged those in the benchmark. Top performers included Nintendo in Japan, Man Group PLC in the U.K., and Russian oil company LUKOIL. Nintendo benefited from the introduction of "Wii," a new game console. Man Group is a financial services company with hedge fund and futures brokerage operations, and a track record of consistently outperforming competitors. LUKOIL benefited from cyclically high oil prices and investor interest in Russian equities.

Although the stock price of Hong Kong's Johnson Electric Holdings declined during the year, as the rising cost of raw materials cut into earnings for this leading manufacturer of micro-motors, it remains in the segment. Hansberger's value team believes the cost of raw materials will eventually revert to more normal levels. LG Chemical Ltd, Korea's leading manufacturer of chemicals and auto parts, declined on concerns over the effects of high oil prices on its operations and was sold. Canada's Celestica, Inc, an electronics manufacturing services company, has been actively restructuring and the stock price fell. The team was in the process of selling off Celestica in the last few weeks of 2006 as the company's fundamentals deteriorated.

OUTLOOK FOR INTERNATIONAL INVESTING SEEMS POSITIVE
Hansberger believes consumers in many emerging markets, especially Asia, may offset slower consumer activity in the United States. We believe Japan's economic recovery will continue in fits and starts, and look for increasing corporate merger and acquisition activity worldwide to contribute to increasing shareholder value. Historically speaking, international stocks are trading at attractive valuations, reinforcing our confidence in international investing.

                         HANSBERGER INTERNATIONAL FUND

Investment Results through December 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/7/


                                     [CHART]

                  December 31, 1996 through December 31, 2006


                           Class A       MSCI         MSCI
                           @ M.S.C.      Index        Index
Month        Cumulative   Cumulative   Cumulative   Cumulative
End            Value         Value       Value        Value
----------   ----------   ----------   ----------   ----------
12/31/1996    $10,000      $ 9,425      $10,000      $10,000
 1/31/1997     10,403        9,805        9,652        9,816
 2/28/1997     10,618       10,008        9,813        9,996
 3/31/1997     10,514        9,910        9,850        9,975
 4/30/1997     10,618       10,008        9,905       10,059
 5/31/1997     11,167       10,525       10,552       10,681
 6/30/1997     11,681       11,009       11,136       11,270
 7/31/1997     12,125       11,428       11,319       11,498
 8/31/1997     11,445       10,787       10,476       10,594
 9/30/1997     12,071       11,377       11,065       11,167
10/31/1997     11,196       10,552       10,217       10,216
11/30/1997     11,065       10,428       10,115       10,088
12/31/1997     11,268       10,620       10,206       10,204
 1/31/1998     11,232       10,586       10,675       10,510
 2/28/1998     11,997       11,307       11,362       11,211
 3/31/1998     12,485       11,767       11,715       11,598
 4/30/1998     12,558       11,836       11,810       11,681
 5/31/1998     12,303       11,595       11,756       11,469
 6/30/1998     12,048       11,355       11,847       11,426
 7/31/1998     12,012       11,321       11,970       11,535
 8/31/1998     10,109        9,528       10,490        9,908
 9/30/1998     10,014        9,438       10,171        9,699
10/31/1998     10,743       10,126       11,234       10,715
11/30/1998     11,319       10,668       11,812       11,291
12/31/1998     11,720       11,046       12,281       11,680
 1/31/1999     12,128       11,430       12,247       11,667
 2/28/1999     11,975       11,286       11,958       11,406
 3/31/1999     12,463       11,747       12,460       11,957
 4/30/1999     13,134       12,379       12,968       12,555
 5/31/1999     12,806       12,069       12,303       11,965
 6/30/1999     13,556       12,777       12,786       12,515
 7/31/1999     13,403       12,632       13,169       12,808
 8/31/1999     13,308       12,543       13,220       12,853
 9/30/1999     13,002       12,254       13,356       12,940
10/31/1999     13,461       12,687       13,859       13,421
11/30/1999     14,466       13,634       14,343       13,958
12/31/1999     16,128       15,201       15,633       15,289
 1/31/2000     15,528       14,635       14,643       14,460
 2/29/2000     16,500       15,552       15,040       14,850
 3/31/2000     16,548       15,597       15,626       15,409
 4/30/2000     15,348       14,466       14,806       14,549
 5/31/2000     14,652       13,809       14,448       14,177
 6/30/2000     15,081       14,214       15,016       14,780
 7/31/2000     14,675       13,831       14,389       14,197
 8/31/2000     15,114       14,245       14,517       14,373
 9/30/2000     14,546       13,709       13,813       13,575
10/31/2000     13,995       13,190       13,490       13,144
11/30/2000     13,358       12,590       12,987       12,554
12/31/2000     14,158       13,344       13,451       12,983
 1/31/2001     14,433       13,603       13,445       13,178
 2/28/2001     13,510       12,733       12,438       12,134
 3/31/2001     12,627       11,901       11,615       11,277
 4/30/2001     13,441       12,668       12,429       12,044
 5/31/2001     13,598       12,817       12,000       11,711
 6/30/2001     13,486       12,710       11,514       11,262
 7/31/2001     13,239       12,478       11,305       11,011
 8/31/2001     12,953       12,208       11,021       10,738
 9/30/2001     11,601       10,934        9,908        9,599
10/31/2001     11,828       11,148       10,161        9,868
11/30/2001     12,500       11,781       10,536       10,319
12/31/2001     12,887       12,146       10,599       10,452
 1/31/2002     12,581       11,857       10,037       10,004
 2/28/2002     12,611       11,886       10,107       10,076
 3/31/2002     13,364       12,595       10,708       10,665
 4/30/2002     13,274       12,511       10,736       10,693
 5/31/2002     13,354       12,586       10,882       10,809
 6/30/2002     12,542       11,821       10,453       10,342
 7/31/2002     11,339       10,687        9,422        9,334
 8/31/2002     11,358       10,705        9,403        9,335
 9/30/2002      9,957        9,384        8,395        8,346
10/31/2002     10,503        9,899        8,847        8,793
11/30/2002     11,258       10,611        9,250        9,216
12/31/2002     10,771       10,152        8,939        8,919
 1/31/2003     10,393        9,795        8,567        8,606
 2/28/2003     10,105        9,524        8,371        8,431
 3/31/2003      9,976        9,402        8,213        8,268
 4/30/2003     11,019       10,386        9,027        9,064
 5/31/2003     11,804       11,125        9,583        9,642
 6/30/2003     12,072       11,378        9,820        9,909
 7/31/2003     12,320       11,612       10,059       10,173
 8/31/2003     12,707       11,977       10,304       10,476
 9/30/2003     12,876       12,136       10,623       10,769
10/31/2003     13,790       12,997       11,286       11,467
11/30/2003     14,029       13,222       11,539       11,717
12/31/2003     14,973       14,112       12,441       12,612
 1/31/2004     15,312       14,431       12,617       12,814
 2/29/2004     15,500       14,609       12,911       13,140
 3/31/2004     15,351       14,468       12,989       13,221
 4/30/2004     14,914       14,056       12,706       12,810
 5/31/2004     14,963       14,102       12,745       12,839
 6/30/2004     15,211       14,337       13,046       13,129
 7/31/2004     14,525       13,690       12,624       12,747
 8/31/2004     14,654       13,812       12,683       12,849
 9/30/2004     15,032       14,168       13,016       13,262
10/31/2004     15,470       14,580       13,461       13,723
11/30/2004     16,373       15,432       14,384       14,675
12/31/2004     17,009       16,031       15,016       15,306
 1/31/2005     16,641       15,684       14,741       15,042
 2/28/2005     17,555       16,545       15,381       15,784
 3/31/2005     17,069       16,087       15,001       15,356
 4/30/2005     16,671       15,712       14,665       14,977
 5/31/2005     16,731       15,769       14,688       15,071
 6/30/2005     16,910       15,938       14,888       15,355
 7/31/2005     17,556       16,546       15,346       15,921
 8/31/2005     18,102       17,061       15,738       16,329
 9/30/2005     18,589       17,520       16,442       17,171
10/31/2005     18,072       17,033       15,963       16,546
11/30/2005     18,618       17,547       16,358       17,102
12/31/2005     19,750       18,614       17,120       17,925
 1/31/2006     21,190       19,971       18,172       19,175
 2/28/2006     20,821       19,624       18,135       19,119
 3/31/2006     21,477       20,242       18,742       19,675
 4/30/2006     22,370       21,084       19,651       20,689
 5/31/2006     21,455       20,222       18,911       19,735
 6/30/2006     21,318       20,092       18,918       19,715
 7/31/2006     21,561       20,321       19,108       19,917
 8/31/2006     22,139       20,866       19,638       20,482
 9/30/2006     22,300       21,018       19,672       20,495
10/31/2006     23,121       21,792       20,439       21,330
11/30/2006     23,872       22,500       21,056       22,104
12/31/2006     24,500       23,092       21,718       22,793



Average Annual Total Returns -- December 31, 2006


                                             1 YEAR 5 YEARS/7/ 10 YEARS/7/
CLASS A (Inception 12/29/95)
Net Asset Value/1/                           24.08%   13.72%      9.38%
With Maximum Sales Charge/2/                 16.96    12.39       8.73

CLASS B (Inception 12/29/95)
Net Asset Value/1/                           23.15    12.89       8.58
With CDSC/3/                                 18.15    12.65       8.58

CLASS C (Inception 12/29/95)
Net Asset Value/1/                           23.14    12.89       8.57
With CDSC/3/                                 22.14    12.89       8.57
--------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                      1 YEAR  5 YEARS    10 YEARS
MSCI EAFE Index/4/                           26.86%   15.43%      8.06%
MSCI ACWI ex-U.S. Index/5/                   27.16    16.87       8.59
Morningstar Foreign Large Blend Fund Avg./6/ 24.82    13.19       7.37
--------------------------------------------------------------------------

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                   % of Net Assets as of
FUND COMPOSITION                   12/31/06   12/31/05
--------------------------------------------------------
Common Stocks                        99.1       98.3
--------------------------------------------------------
Preferred Stock                        --        0.5
--------------------------------------------------------
Short-Term Investments and Other      0.9        1.2
--------------------------------------------------------

                                   % of Net Assets as of
TEN LARGEST HOLDINGS               12/31/06   12/31/05
--------------------------------------------------------
UniCredito Italiano SpA               1.9        1.7
--------------------------------------------------------
Novartis AG                           1.7        1.5
--------------------------------------------------------
Saipem SpA                            1.6        0.6
--------------------------------------------------------
Smith & Nephew PLC                    1.5        0.8
--------------------------------------------------------
British Sky Broadcasting Group PLC    1.4        1.4
--------------------------------------------------------
Telefonica SA                         1.3        0.9
--------------------------------------------------------
DBS Group Holdings, Ltd.              1.3        1.2
--------------------------------------------------------
HBOS PLC                              1.3        1.7
--------------------------------------------------------
Credit Suisse Group                   1.2        0.8
--------------------------------------------------------
Nestle SA                             1.2        1.2
--------------------------------------------------------

                                   % of Net Assets as of
FIVE LARGEST COUNTRIES             12/31/06   12/31/05
--------------------------------------------------------
Japan                                18.3       18.9
--------------------------------------------------------
United Kingdom                       17.0       19.8
--------------------------------------------------------
Switzerland                          10.4        8.3
--------------------------------------------------------
France                                8.7       10.2
--------------------------------------------------------
Italy                                 4.3        3.1
--------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Morgan Stanley Capital International Europe Australasia and Far East Index
   (MSCI EAFE Index) is an unmanaged index designed to measure developed market equity performance, excluding the United States and Canada.
/5/Morgan Stanley Capital International All Countries World Index ex-U.S. (MSCI
   ACWI ex-U.S. Index) is an unmanaged index designed to measure equity market performance in developed and emerging markets, excluding the United States.
/6/Morningstar Foreign Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                     HARRIS ASSOCIATES FOCUSED VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks long-term capital appreciation

--------------------------------------------------------------------------------
Strategy:
Focuses on 25 to 30 stocks of mid- to large-cap U.S. companies

--------------------------------------------------------------------------------
Inception Date:
March 15, 2001

--------------------------------------------------------------------------------
Managers:
Robert M. Levy
Michael Mangan

--------------------------------------------------------------------------------
Symbols:

                                 Class A NRSAX
                                 Class B NRSBX
                                 Class C NRSCX

--------------------------------------------------------------------------------
What You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Energy and other commodity-based companies led equities higher early in 2006, but then stocks meandered into early summer. By fall, large-cap, high-quality issues began to take the lead in a powerful rally fueled by declining energy costs and stabilizing interest rates. Disappointing results in technology and healthcare caused the fund to trail its benchmark over the period, as did its lack of exposure to strong-performing telecommunications and utility issues.

Harris Associates Focused Value Fund's total return for the year ended December 31, 2006 was 12.72%, based on the net asset value of the fund's Class A shares, including $2.00 in reinvested capital gains distributions. Performance trailed the fund's benchmark, the Standard & Poor's 500 Index, which returned 15.79% for the period, and the 14.15% average return on Morningstar's Large Blend category.

CONSUMER STOCKS AND INDUSTRIALS LED RETURNS
Fast-food giant McDonald's was one of the portfolio's biggest gainers in 2006, propelled by its successful turnaround. In addition to building revenues through better store operations and a revised menu, McDonald's is allocating capital more effectively. Shares of Cablevision Systems moved higher thanks to solid operating results and a move by its founders to privatize the company. Cablevision has led the way in bundling internet, cable and telephone services, increasing revenue from each subscriber while strengthening customer ties. Strong sales also boosted Harley-Davidson. Steady demand for its motorcycles makes Harley less sensitive to economic downturns than other high-end consumer businesses. Harrah's Entertainment, a worldwide operator of casino hotels, contributed to the fund's results when it became the subject of intense buyout speculation. Directors eventually chose to sell the company to private investors in one of the largest deals of its kind.

Among industrials, Raytheon was a leading performer in the wake of management-led initiatives that introduced operational efficiencies and expanded margins during favorable defense procurement cycles. Investors also concluded that the company's recent business slump was related to the defense cycle and not due to missteps, such as those seen under former management.

HEALTHCARE, TECHNOLOGY, AND INSURANCE WERE DISAPPOINTING
Omnicare, a distributor of pharmaceutical products to nursing homes, led decliners. Unfavorable developments pressured shares, including a costly settlement with several states over disputed Medicaid billings. In addition, a lawsuit seeks to lower prices paid by Omnicare's customers. If the company loses the suit, we believe the impact on earnings would only be temporary, so it remains in the portfolio.

Weakness in the semiconductor industry hurt National Semiconductor amid concerns over the cyclicality of consumer electronics. We think demand will remain strong for devices that rely on National Semi's specialized analog chips to perform key functions. Intel, the world's largest chipmaker, declined when a competitor captured some of its market share. We believe investor reaction was excessive and that Intel is moving to fill competitive gaps in its product line. Both stocks remain in the portfolio.

Life and health insurer Conseco has been strengthening its finances as it recovers from bankruptcy, but delay of a ratings upgrade has weighed on shares. A new CEO has been using capital for stock buybacks and other shareholder-friendly initiatives, while working to turn investor focus from ratings to business progress.

FOCUSED ON QUALITY COMPANIES THAT APPEAR TO BE UNDERVALUED
Overall, we believe equity valuations are reasonable. Better-quality companies like those we favor appear to be regaining their edge and seem poised to outperform next year. In technology, we are seeking an advantage in areas like semiconductors that we feel have been overlooked or oversold. In fact, our tech holdings are doing better in business terms than their stock performance suggests. The fund's large weighting in consumer stocks reflects our confidence in each company's ability to do well on its own, independent of external factors. As always, we try to make money for our shareholders through bottom-up, value-based stock selection rather than relying on economic forecasting.

                     HARRIS ASSOCIATES FOCUSED VALUE FUND

Investment Results through December 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/7/


                                    [CHART]

              March 15, 2001 (inception) through December 31, 2006


                            Class A       S&P 500
                           @ M.S.C.      Index
             Cumulative   Cumulative   Cumulative
Month End      Value        Value        Value
----------   ----------   ----------   ----------
 3/15/2001    $10,000      $ 9,425      $10,000
 3/31/2001     10,090        9,510       10,000
 4/30/2001     10,420        9,821       10,777
 5/31/2001     10,690       10,075       10,849
 6/30/2001     10,990       10,358       10,585
 7/31/2001     11,310       10,660       10,481
 8/31/2001     10,870       10,245        9,825
 9/30/2001     10,240        9,651        9,032
10/31/2001     10,000        9,425        9,204
11/30/2001     10,680       10,066        9,910
12/31/2001     10,960       10,330        9,997
 1/31/2002     10,890       10,264        9,851
 2/28/2002     10,600        9,990        9,661
 3/31/2002     10,910       10,282       10,024
 4/30/2002     10,859       10,235        9,416
 5/31/2002     10,929       10,300        9,347
 6/30/2002     10,079        9,499        8,681
 7/31/2002      9,619        9,066        8,005
 8/31/2002      9,959        9,386        8,057
 9/30/2002      8,568        8,076        7,181
10/31/2002      8,968        8,453        7,813
11/30/2002      9,468        8,924        8,273
12/31/2002      9,238        8,707        7,787
 1/31/2003      9,008        8,490        7,583
 2/28/2003      8,888        8,377        7,469
 3/31/2003      8,988        8,471        7,542
 4/30/2003      9,507        8,960        8,163
 5/31/2003     10,117        9,535        8,593
 6/30/2003     10,336        9,742        8,703
 7/31/2003     10,256        9,667        8,856
 8/31/2003     10,676       10,062        9,029
 9/30/2003     10,556        9,949        8,933
10/31/2003     11,196       10,552        9,439
11/30/2003     11,687       11,015        9,522
12/31/2003     11,787       11,109       10,021
 1/31/2004     12,097       11,401       10,205
 2/29/2004     12,177       11,477       10,347
 3/31/2004     11,937       11,251       10,191
 4/30/2004     11,777       11,100       10,031
 5/31/2004     12,037       11,345       10,168
 6/30/2004     11,907       11,223       10,366
 7/31/2004     11,677       11,006       10,023
 8/31/2004     11,627       10,959       10,064
 9/30/2004     11,938       11,251       10,173
10/31/2004     12,148       11,449       10,328
11/30/2004     12,648       11,921       10,746
12/31/2004     13,058       12,307       11,111
 1/31/2005     12,608       11,883       10,841
 2/28/2005     12,987       12,240       11,069
 3/31/2005     12,817       12,080       10,873
 4/30/2005     12,597       11,872       10,667
 5/31/2005     13,046       12,296       11,006
 6/30/2005     13,415       12,644       11,022
 7/31/2005     13,876       13,078       11,431
 8/31/2005     13,856       13,059       11,327
 9/30/2005     13,607       12,824       11,419
10/31/2005     13,156       12,400       11,229
11/30/2005     13,626       12,843       11,653
12/31/2005     13,806       13,012       11,657
 1/31/2006     13,966       13,163       11,966
 2/28/2006     14,023       13,217       11,998
 3/31/2006     14,103       13,292       12,148
 4/30/2006     14,366       13,540       12,311
 5/31/2006     13,874       13,076       11,957
 6/30/2006     13,795       13,002       11,973
 7/31/2006     13,653       12,868       12,047
 8/31/2006     13,983       13,179       12,333
 9/30/2006     14,444       13,613       12,651
10/31/2006     15,010       14,147       13,063
11/30/2006     15,422       14,536       13,312
12/31/2006     15,560       14,665       13,498



Average Annual Total Returns -- December 31, 2006


                                                          SINCE
                                     1 YEAR 5 YEARS/7/ INCEPTION/7/
CLASS A (Inception 3/15/01)
Net Asset Value/1/                   12.72%   7.27%       7.93%
With Maximum Sales Charge/2/          6.22    6.01        6.84

CLASS B (Inception 3/15/01)
Net Asset Value/1/                   11.85    6.45        7.12
With CDSC/3/                          7.15    6.14        6.99

CLASS C (Inception 3/15/01)
Net Asset Value/1/                   11.85    6.45        7.12
With CDSC/3/                         10.91    6.45        7.12
-------------------------------------------------------------------

                                                          SINCE
COMPARATIVE PERFORMANCE              1 YEAR  5 YEARS   INCEPTION/6/
S&P 500 Index/4/                     15.79%   6.19%       5.36%
Morningstar Large Blend Fund Avg./5/ 14.15    5.92        5.12

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 12/31/06   12/31/05
------------------------------------------------------
Common Stocks                     100.2       93.9
------------------------------------------------------
Short-Term Investments and Other   -0.2        6.1
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             12/31/06   12/31/05
------------------------------------------------------
Timberland Co.                      5.0        3.4
------------------------------------------------------
CDW Corp.                           5.0        3.1
------------------------------------------------------
Intel Corp.                         5.0        2.5
------------------------------------------------------
Liz Claiborne, Inc.                 4.9        3.6
------------------------------------------------------
National Semiconductor Corp.        4.7        2.3
------------------------------------------------------
Yum! Brands, Inc.                   4.5        4.4
------------------------------------------------------
McDonald's Corp.                    4.5        3.8
------------------------------------------------------
Sovereign Bancorp, Inc.             4.4        2.7
------------------------------------------------------
EW Scripps Co.                      4.2        4.4
------------------------------------------------------
Bausch & Lomb, Inc.                 3.9         --
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTIES           12/31/06   12/31/05
------------------------------------------------------
Media                              14.1       17.8
------------------------------------------------------
Semiconductors                     11.9        4.8
------------------------------------------------------
Restaurants                         9.0        8.2
------------------------------------------------------
Savings & Loans                     8.1        8.3
------------------------------------------------------
Apparel Retailers                   5.0        3.4
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P 500 Index is an unmanaged index of U.S. common stocks.
/5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception comparative performance figures shown are calculated from 4/1/01.
/7/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                    HARRIS ASSOCIATES LARGE CAP VALUE FUND

PORTFOLIO PROFILE



Objective:
Seeks opportunities for long-term capital growth and income

--------------------------------------------------------------------------------
Strategy:
Invests primarily in common stock of large- and mid-cap companies in any industry

--------------------------------------------------------------------------------
Inception Date:
May 6, 1931

--------------------------------------------------------------------------------
Managers:
Edward S. Loeb
Michael J. Mangan
Diane Mustain

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFOX
                                 Class B NEGBX
                                 Class C NECOX
                                 Class Y NEOYX

--------------------------------------------------------------------------------
What You Should Know:
Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Report
--------------------------------------------------------------------------------

After a volatile first half, equity markets sprinted ahead through the end of 2006, as interest rates stabilized and energy prices receded from record highs. Lack of representation in energy hurt performance comparisons during the first half, when oil prices were rising, and its underweight to telecom stocks caused Harris Associates Large Cap Value Fund to lag its benchmark. Most of the shortfall occurred early in the year, before oil prices retreated. Since then the market appears to have gravitated toward higher-quality issues of the kind we emphasize.

For the year ended December 31, 2006, Class A shares of the fund provided a total return of 16.50% at net asset value, including $0.03 in reinvested dividends. For the same period, the Russell 1000 Value Index returned 22.25%, while the average return on comparable funds in Morningstar's Large Blend category was 14.15%.

CONSUMER, FINANCIAL AND HEALTHCARE ISSUES BOOSTED RETURNS
Consumer discretionary stocks, which have languished for years, achieved solid gains in 2006 as investors took note of their attractive valuations. McDonald's advanced further in its successful operational turnaround, while Hewlett-Packard's revamping under a new CEO was reflected in strong stock performance. Stock prices of Walt Disney and Time Warner also rose, after lagging the market for years. We hold each of these investments for its individual potential, and not because of such external factors as anticipated consumer spending patterns.

Mellon Financial, a major banking and money management firm, rose sharply following its decision to merge with Bank of New York. JPMorgan Chase also moved higher, thanks to strong financial markets and high volumes of investment banking activity. New management as well as buoyancy on Wall Street rewarded our decision to invest in Morgan Stanley at a time when we believed it was undervalued. And after shedding non-core divisions, American Express enjoyed solid results from its rebounding credit card and travel businesses. In healthcare, Schering-Plough's new CEO has brought renewed impetus; we sold Baxter International on strength.

LACK OF EXPOSURE TO TELECOM, DECLINES IN INTEL AND DELL, WERE NEGATIVES
One factor that held the fund back relative to its benchmark was its lack of exposure to telecommunications, a leading market sector. An exception was Sprint Nextel, a recent addition to the fund's portfolio. In general, we prefer to avoid businesses that are dependent on volatile commodity prices so we also avoided energy.

Competition from Applied Micro Devices (AMD, not in the portfolio) took market share away from Intel, the world's dominant microprocessor maker. Intel is addressing vulnerabilities in its product line while expanding capital outlays and devoting substantial resources to research and development. Sales of Dell's all-Intel-based computers also suffered when AMD processors gained popularity, giving Hewlett-Packard an opening; Dell has since added AMD-driven machines and is implementing solutions that address customer service problems. We are capitalizing on price weakness to add to both Intel and Dell.

Forecasts of an active hurricane season in 2006 (that failed to materialize) held down bookings with Carnival Corp., which also faced rising fuel costs. Medtronic's stock declined as concern grew over its stents and other cardiac devices. Both remain in the portfolio.

OUTLOOK FOR LARGE-CAP STOCKS SEEMS FAVORABLE
Despite the vigorous rally in the latter part of 2006, Harris Associates believes the market is reasonably valued. Investors who quit equities in frustration in recent years may return to stocks as other choices lose luster. In addition, investors seem more risk averse than they have been; quality stocks appear to be gaining in popularity, signaling added potential for the commitments we made during the past several quarters. The pace of economic expansion may slow in 2007, and we believe there are likely to be periods of volatility as earnings retreat from record highs. But we think our focus on quality companies selling at attractive valuations will continue to reward shareholders over the long run.

                    HARRIS ASSOCIATES LARGE CAP VALUE FUND

Investment Results through December 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.
Growth of a $10,000 Investment in Class A Shares/7/


                                     [CHART]

                    December 31, 1996 through December 31, 2006

                          .                     Russell 1000
             Cumulative    Class A @ M.S.C      Value Index
Month  End     Value      Cumulative Value    Cumulative Value
----------   ----------   ----------------    ----------------
12/31/1996    $10,000        $ 9,425              $10,000
 1/31/1997     10,497          9,893               10,485
 2/28/1997     10,627         10,016               10,639
 3/31/1997     10,165          9,580               10,256
 4/30/1997     10,700         10,084               10,687
 5/31/1997     11,385         10,731               11,284
 6/30/1997     11,943         11,257               11,768
 7/31/1997     12,696         11,966               12,654
 8/31/1997     12,334         11,625               12,203
 9/30/1997     13,095         12,342               12,940
10/31/1997     12,521         11,801               12,579
11/30/1997     13,061         12,310               13,135
12/31/1997     13,343         12,576               13,518
 1/31/1998     13,422         12,650               13,327
 2/28/1998     14,500         13,666               14,224
 3/31/1998     15,317         14,437               15,094
 4/30/1998     15,396         14,510               15,195
 5/31/1998     15,186         14,313               14,970
 6/30/1998     15,821         14,911               15,162
 7/31/1998     15,577         14,682               14,894
 8/31/1998     13,222         12,462               12,678
 9/30/1998     13,880         13,082               13,405
10/31/1998     14,883         14,027               14,444
11/30/1998     15,558         14,664               15,117
12/31/1998     16,535         15,585               15,631
 1/31/1999     17,015         16,037               15,756
 2/28/1999     16,607         15,652               15,534
 3/31/1999     16,836         15,868               15,855
 4/30/1999     17,834         16,809               17,336
 5/31/1999     17,754         16,733               17,145
 6/30/1999     18,308         17,255               17,643
 7/31/1999     17,768         16,746               17,127
 8/31/1999     17,528         16,520               16,491
 9/30/1999     16,818         15,851               15,915
10/31/1999     17,492         16,486               16,831
11/30/1999     17,543         16,534               16,699
12/31/1999     18,101         17,060               16,780
 1/31/2000     17,156         16,170               16,232
 2/29/2000     16,578         15,625               15,026
 3/31/2000     17,924         16,893               16,860
 4/30/2000     17,628         16,615               16,664
 5/31/2000     17,085         16,103               16,839
 6/30/2000     17,309         16,314               16,070
 7/31/2000     17,204         16,214               16,271
 8/31/2000     18,358         17,302               17,176
 9/30/2000     17,519         16,512               17,333
10/31/2000     17,568         16,558               17,759
11/30/2000     16,521         15,571               17,100
12/31/2000     16,777         15,812               17,957
 1/31/2001     16,789         15,823               18,026
 2/28/2001     15,791         14,883               17,525
 3/31/2001     14,904         14,047               16,905
 4/30/2001     16,120         15,193               17,734
 5/31/2001     16,144         15,216               18,133
 6/30/2001     15,584         14,688               17,731
 7/31/2001     15,050         14,184               17,693
 8/31/2001     14,126         13,313               16,984
 9/30/2001     12,946         12,202               15,789
10/31/2001     13,408         12,637               15,653
11/30/2001     14,358         13,532               16,563
12/31/2001     14,333         13,509               16,953
 1/31/2002     14,260         13,440               16,822
 2/28/2002     13,882         13,084               16,849
 3/31/2002     14,260         13,440               17,647
 4/30/2002     13,858         13,061               17,041
 5/31/2002     13,797         13,003               17,127
 6/30/2002     12,969         12,223               16,143
 7/31/2002     12,141         11,443               14,643
 8/31/2002     12,445         11,729               14,753
 9/30/2002     10,766         10,147               13,113
10/31/2002     11,168         10,526               14,084
11/30/2002     11,922         11,236               14,972
12/31/2002     11,459         10,800               14,321
 1/31/2003     11,179         10,537               13,975
 2/28/2003     10,826         10,204               13,602
 3/31/2003     10,960         10,330               13,625
 4/30/2003     11,994         11,304               14,824
 5/31/2003     12,895         12,153               15,781
 6/30/2003     13,174         12,417               15,978
 7/31/2003     13,053         12,303               16,216
 8/31/2003     13,492         12,716               16,469
 9/30/2003     13,200         12,441               16,308
10/31/2003     13,821         13,026               17,306
11/30/2003     14,307         13,485               17,541
12/31/2003     14,904         14,047               18,622
 1/31/2004     15,014         14,151               18,950
 2/29/2004     15,367         14,483               19,356
 3/31/2004     15,137         14,266               19,186
 4/30/2004     15,137         14,266               18,717
 5/31/2004     15,149         14,278               18,908
 6/30/2004     15,368         14,485               19,355
 7/31/2004     14,809         13,957               19,083
 8/31/2004     14,882         14,026               19,354
 9/30/2004     14,882         14,026               19,654
10/31/2004     15,198         14,325               19,981
11/30/2004     15,612         14,714               20,991
12/31/2004     16,269         15,334               21,694
 1/31/2005     15,952         15,035               21,309
 2/28/2005     15,891         14,978               22,015
 3/31/2005     15,697         14,795               21,713
 4/30/2005     15,380         14,496               21,324
 5/31/2005     15,757         14,851               21,837
 6/30/2005     15,641         14,741               22,076
 7/31/2005     16,139         15,211               22,715
 8/31/2005     15,884         14,971               22,616
 9/30/2005     15,835         14,925               22,934
10/31/2005     15,628         14,729               22,351
11/30/2005     16,273         15,338               23,086
12/31/2005     16,237         15,304               23,224
 1/31/2006     16,262         15,327               24,126
 2/28/2006     16,444         15,498               24,273
 3/31/2006     16,687         15,728               24,602
 4/30/2006     16,784         15,819               25,227
 5/31/2006     16,443         15,498               24,590
 6/30/2006     16,387         15,445               24,747
 7/31/2006     16,253         15,319               25,349
 8/31/2006     16,716         15,755               25,773
 9/30/2006     17,547         16,538               26,287
10/31/2006     18,158         17,114               27,147
11/30/2006     18,426         17,367               27,767
12/31/2006     18,915         17,827               28,390


Average Annual Total Returns -- December 31, 2006

                                                                          SINCE
                                     1 YEAR/7/ 5 YEARS/7/ 10 YEARS/7/ INCEPTION/7/
CLASS A (Inception 5/6/31)
Net Asset Value/1/                    16.50%      5.71%      6.58%          --
With Maximum Sales Charge/2/           9.82       4.46       5.95           --

CLASS B (Inception 9/13/93)
Net Asset Value/1/                    15.61       4.91       5.78           --
With CDSC/3/                          10.61       4.57       5.78           --

CLASS C (Inception 5/1/95)
Net Asset Value/1/                    15.64       4.89       5.79           --
With CDSC/3/                          14.64       4.89       5.79           --

CLASS Y (Inception 11/18/98)
Net Asset Value/1/                    16.97       6.13         --         3.07%
-----------------------------------------------------------------------------------
                                                                      SINCE CLASS Y
COMPARATIVE PERFORMANCE               1 YEAR    5 YEARS    10 YEARS   INCEPTION/6/
Russell 1000 Value Index/4/           22.25%     10.86%     11.00%        8.11%
Morningstar Large Blend Fund Avg./5/  14.15       5.92       7.79         4.66

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are only available to certain investors, as outlined in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 12/31/06   12/31/05
------------------------------------------------------
Common Stocks                      97.8       99.0
------------------------------------------------------
Short-Term Investments and Other    2.2        1.0
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             12/31/06   12/31/05
------------------------------------------------------
McDonald's Corp.                    5.3        4.6
------------------------------------------------------
Time Warner, Inc.                   4.4        4.3
------------------------------------------------------
Dell, Inc.                          4.3        2.3
------------------------------------------------------
Viacom, Inc., Class B               4.3        2.6
------------------------------------------------------
Union Pacific Corp.                 4.2        2.5
------------------------------------------------------
Tyco International, Ltd.            4.2        4.3
------------------------------------------------------
Morgan Stanley                      4.1        4.2
------------------------------------------------------
Hewlett-Packard Co.                 4.0        4.7
------------------------------------------------------
Intel Corp.                         4.0        4.0
------------------------------------------------------
JPMorgan Chase & Co.                3.8        4.4
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          12/31/06   12/31/05
------------------------------------------------------
Diversified Financial Services     13.8       15.0
------------------------------------------------------
Media                              12.8       14.9
------------------------------------------------------
Computers                          10.4        8.6
------------------------------------------------------
Retail                              6.9       11.9
------------------------------------------------------
Semiconductors                      6.1        6.7
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
/5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception comparative performance figures shown for Class Y are calculated from 12/1/98.
/7/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                        IXIS U.S. DIVERSIFIED PORTFOLIO

PORTFOLIO PROFILE


Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Features growth and value investments through a diversified portfolio of complementary equity investment disciplines provided by specialized money managers

--------------------------------------------------------------------------------
Inception Date:
July 7, 1994

--------------------------------------------------------------------------------
Subadvisors:
BlackRock Investment Management, LLC
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFSX
                                 Class B NESBX
                                 Class C NECCX
                                 Class Y NESYX

--------------------------------------------------------------------------------
What You Should Know:
Growth stocks can be more sensitive to market movements because their values are based on future expectations. Value stocks may fall out of favor with investors and underperform the overall market. Small-cap stocks carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility.

Management Discussion
--------------------------------------------------------------------------------

The U.S. equity markets posted strong returns in 2006, as relatively strong economic growth, tame inflation and historically low interest rates provided a positive environment for stocks. Most of the stock market's return came during the second half of the year, when oil prices began to decline and the Federal Reserve Board paused in its cycle of raising interest rates. For the year ended December 31, 2006, IXIS U.S. Diversified Portfolio returned 13.68% based on the net asset value of Class A shares. This was less than the 15.79% return of the Standard & Poor's 500 Index, but ahead of the 10.32% return of the Standard & Poor's MidCap 400 Index. The portfolio's return fell short of the 16.07% return of the Dow Jones Wilshire 4500 Index, but outpaced the 9.01% return of the funds in the Morningstar Mid-Cap Growth category.

Each of the fund's four segments is managed using a different investment discipline, providing investors with exposure to a wide spectrum of large-, medium- and small-cap stocks using both growth and value investment styles. The Portfolio's BlackRock* segment seeks long-term growth of capital in companies of any size, with an emphasis on those with capitalizations greater than $2 billion. Harris Associates' segment invests primarily in common stocks of large- and mid-cap companies that the manager believes are trading at a substantial discount to their true business value. Loomis Sayles manages two segments: one that invests in mid-cap growth stocks, and one that focuses on small-cap value stocks.

BLACKROCK SOUGHT RETURNS IN A VARIETY OF ECONOMIC SECTORS
A significant shift in market leadership occurred in the second half of 2006, reflecting growing concerns about the pace of growth in the United States. As of December 31, 2006, energy was the largest sector in BlackRock's segment, with an emphasis on the drilling and services industries. The manager's focus on the oil and gas drilling and services industries stems from their belief that the outlook for the companies selected is as strong as it has been in almost 30 years. Materials and industrials were also areas of emphasis. Although materials and energy produced strong results, the industrials sector had relatively little impact, up or down. The segment had a relatively small position in information technology, reflecting BlackRock's concern about the fundamentals of the sector as a whole. However, individual stocks selected in this sector had a positive impact. Top performers included Schlumberger, an oilfield services company; Cognizant Technology Solutions, a developer of business software and services; and Lockheed Martin, a manufacturer of defense and aerospace products. An underweight position in consumer discretionary stocks had a slightly negative impact on return, as did consumer staples, healthcare and financials. Individual stocks that proved disappointing included Alcon, a developer of eye-care products; Medtronic, a medical device manufacturer; and Yahoo, an internet service provider. Alcon and Yahoo remain, but Medtronic was sold from this segment.

HARRIS ASSOCIATES SOUGHT QUALITY BUSINESSES WITH STRONG BALANCE SHEETS
Some of the stocks that previously had held back Harris Associates' segment became its strongest holdings in 2006. Healthcare, consumer discretionary, and financial stocks became leaders, and Hewlett Packard, Morgan Stanley, and McDonald's provided strong returns. Hewlett Packard's personal computer and printer businesses gained market share. Morgan Stanley's positive results were driven by its Institutional Securities and Wealth Management Divisions. Board approval of the spin-off of the Discover Card unit was another positive. McDonald's achieved a successful business turnaround, leading to higher earnings and improved valuations for its stock. A lack of exposure to energy early in the year, and relatively small positions in telecommunications, hurt this segment's performance in 2006. Certain technology holdings also limited return. Among technology holdings, Intel detracted from

*In September 2006, Merrill Lynch's investment management business, including
 Mercury Advisors, merged with BlackRock, Inc. to create BlackRock Investment Management, LLC ("BlackRock"). Effective October 2, 2006, BlackRock became subadvisor to this segment of the U.S. Diversified Portfolio, replacing Mercury Advisors.

                        IXIS U.S. DIVERSIFIED PORTFOLIO

Management Discussion
--------------------------------------------------------------------------------

results. While Intel was down at year-end, it reported encouraging financial results. Dell Inc. was another disappointment. The company's 2006 earnings reports were lower than the previous year, although its fourth-quarter earnings came in better than expected. Cruise ship company Carnival Corp. also held back results. Higher fuel prices increased costs while bookings declined as a result of concerns about a bad hurricane season that did not occur; both factors reduced the cruise line's earnings. All three stocks remain in the segment because Harris Associates believes they are attractively valued, solid businesses.

FINANCE, TECHNOLOGY AND UTILITIES BENEFITED LOOMIS SAYLES MID-CAP GROWTH SEGMENT This Loomis segment enjoyed strong performance in the first and fourth quarters of 2006, but mid-year performance was relatively weak. The best returns came from the financial, technology, and utilities sectors. Financial holdings were diverse, but the emphasis was on the capital markets, including publicly traded futures and stock exchanges, brokers and merchant banking firms that had demonstrated increasing levels of profitability. Financial holdings also included commercial real estate companies that benefited from a worldwide upturn in commercial leasing and increased inflows of money into real estate investments. Most of the strength in technology came in the first quarter, and Loomis trimmed this position in the spring in anticipation of a seasonal correction. In utilities, the segment focused on wireless telecommunications companies that serve under-penetrated overseas markets, especially Latin America, which is experiencing vigorous growth. Top performers included Akamai Technologies, whose products expedite audio and video content through the internet; Intercontinental Exchange, an electronic exchange for trading oil and gas futures and swaps; and NII Holdings (formerly Nextel International), which provides wireless communications to small business customers in Mexico, Argentina and Peru. The segment's weakest sectors were energy, consumer staples, and healthcare. Energy was challenging as geopolitical events and weather anomalies contributed to the sector's volatility. The segment's exposure to consumer staples was minimal, and most of the poor performance came from Whole Foods, a natural and organic food supermarket chain. Loomis believes Whole Foods is a great franchise, but it has been experiencing growing pains and earnings expectations have fallen steadily. The weakness in healthcare was broad-based. Omnicare, the largest provider of pharmacy services to nursing homes, was disappointing because of the confusion and extra costs associated with the implementation of the new Medicare drug benefit. Meridian Gold also detracted from results. The company has mining operations in Nevada, Mexico and South America, and the stock declined as commodities lost value in the third quarter. All three positions were sold.

LOOMIS SAYLES SMALL-CAP VALUE SEGMENT FOCUSED ON INDIVIDUAL STOCKS RATHER THAN SECTORS
This segment's best-performing stocks were in the materials and processing, consumer discretionary, and financial sectors. Star performers included Chaparral Steel, a producer of structural steel, and Trammel Crow, a diversified real estate services company that rose in value when it accepted a buyout offer. Both benefited from strength in the non-residential area of the construction market. Among consumer discretionary companies, the best results came from relatively large positions in Live Nation, a producer and promoter of live entertainment, and Rent-A-Center, the largest chain of rent-to-own stores in the country. Although the segment's financial holdings were not as strong as the overall small-cap market, several of its larger financial holdings generated positive results. These included Nuveen Investments, an asset management company, and Developers Diversified Realty, a real estate investment trust (REIT) that invests primarily in shopping centers. Merger and acquisition activity was a theme in this segment, and several companies benefited from buyout offers during the year. These included Trammel Crow, mentioned above; Aramark, an outsourcer of food and maintenance services; Sybron Dental Specialties, a dental equipment manufacturer; NetRatings, an internet services company; and Realogy Corporation, which finances real estate brokerage companies. The weakest stocks in this segment were ADTRAN, a manufacturer of high-speed network products, and Helix Energy Solutions, a deep-water drilling company. ADTRAN was hurt by a delay in orders from North American telecom service providers. Helix Energy declined as oil and gas prices fell in the second half of 2006. Loomis trimmed its ADTRAN position and is awaiting better market conditions in the industry before adding back shares. Given its current low valuation, Helix stock remains in the portfolio in anticipation of a price recovery once the energy markets improve.

                        IXIS U.S. DIVERSIFIED PORTFOLIO

Investment Results through December 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                  December 31, 1996 through December 31, 2006

                            Class A     S&P 400     S&P 500       Wilshire
                           @ M.S.C.      Index        Index      4500 Index
             Cumulative   Cumulative   Cumulative   Cumulative     Monthly
Month End      Value        Value        Value        Value      Performance
----------   ----------   ----------   ----------   ----------   -----------
12/31/1996    $10,000      $ 9,425      $10,000      $10,000      $10,000
 1/31/1997     10,446        9,845       10,375       10,625       10,323
 2/28/1997     10,099        9,518       10,290       10,708       10,105
 3/31/1997      9,676        9,120        9,851       10,268        9,577
 4/30/1997      9,863        9,296       10,107       10,881        9,601
 5/31/1997     10,605        9,996       10,991       11,544       10,556
 6/30/1997     11,040       10,405       11,299       12,061       11,056
 7/31/1997     11,926       11,240       12,418       13,020       11,817
 8/31/1997     11,585       10,919       12,403       12,291       11,925
 9/30/1997     12,145       11,447       13,116       12,964       12,751
10/31/1997     11,753       11,077       12,545       12,531       12,266
11/30/1997     11,844       11,163       12,731       13,111       12,269
12/31/1997     12,018       11,327       13,225       13,336       12,569
 1/31/1998     12,071       11,376       12,974       13,484       12,390
 2/28/1998     12,956       12,211       14,048       14,456       13,337
 3/31/1998     13,498       12,722       14,682       15,197       14,027
 4/30/1998     13,651       12,866       14,950       15,350       14,205
 5/31/1998     13,274       12,511       14,277       15,086       13,541
 6/30/1998     13,697       12,910       14,367       15,698       13,752
 7/31/1998     13,288       12,524       13,810       15,531       12,973
 8/31/1998     11,085       10,447       11,240       13,286       10,459
 9/30/1998     11,890       11,207       12,289       14,137       11,214
10/31/1998     12,621       11,895       13,387       15,287       11,851
11/30/1998     13,250       12,488       14,055       16,213       12,588
12/31/1998     14,332       13,507       15,753       17,148       13,654
 1/31/1999     15,005       14,142       15,140       17,865       13,873
 2/28/1999     14,561       13,724       14,347       17,310       13,118
 3/31/1999     15,435       14,547       14,748       18,002       13,630
 4/30/1999     16,050       15,128       15,911       18,699       14,717
 5/31/1999     15,606       14,709       15,980       18,258       14,590
 6/30/1999     16,587       15,634       16,836       19,271       15,203
 7/31/1999     16,037       15,115       16,478       18,669       14,743
 8/31/1999     15,973       15,054       15,913       18,577       14,376
 9/30/1999     16,030       15,108       15,422       18,068       14,265
10/31/1999     16,606       15,651       16,208       19,211       14,994
11/30/1999     18,019       16,983       17,058       19,601       16,259
12/31/1999     20,990       19,783       18,072       20,756       18,499
 1/31/2000     20,732       19,540       17,563       19,713       18,278
 2/29/2000     23,276       21,937       18,792       19,340       21,120
 3/31/2000     23,036       21,711       20,365       21,232       20,339
 4/30/2000     21,262       20,040       19,654       20,593       17,892
 5/31/2000     19,514       18,392       19,409       20,171       16,572
 6/30/2000     19,891       18,747       19,694       20,668       18,562
 7/31/2000     19,378       18,264       20,005       20,345       18,035
 8/31/2000     20,897       19,695       22,239       21,608       20,048
 9/30/2000     20,283       19,116       22,086       20,468       19,232
10/31/2000     19,321       18,210       21,337       20,381       17,660
11/30/2000     16,985       16,009       19,727       18,774       14,655
12/31/2000     17,425       16,423       21,236       18,866       15,582
 1/31/2001     17,922       16,891       21,709       19,535       16,430
 2/28/2001     16,124       15,197       20,470       17,754       14,434
 3/31/2001     15,033       14,168       18,948       16,629       13,110
 4/30/2001     16,353       15,412       21,038       17,922       14,497
 5/31/2001     16,511       15,562       21,528       18,042       14,841
 6/30/2001     16,419       15,475       21,441       17,603       14,961
 7/31/2001     16,131       15,204       21,122       17,429       14,265
 8/31/2001     15,446       14,558       20,431       16,338       13,572
 9/30/2001     13,807       13,013       17,890       15,019       11,827
10/31/2001     14,155       13,341       18,681       15,305       12,446
11/30/2001     15,317       14,436       20,071       16,479       13,413
12/31/2001     15,793       14,885       21,108       16,624       14,132
 1/31/2002     15,654       14,754       20,998       16,381       13,857
 2/28/2002     15,357       14,474       21,024       16,065       13,465
 3/31/2002     16,113       15,186       22,527       16,669       14,378
 4/30/2002     15,686       14,784       22,421       15,659       14,237
 5/31/2002     15,477       14,587       22,043       15,543       13,922
 6/30/2002     14,225       13,407       20,430       14,436       12,968
 7/31/2002     12,973       12,227       18,449       13,311       11,707
 8/31/2002     13,073       12,321       18,544       13,398       11,775
 9/30/2002     11,762       11,085       17,050       11,942       10,981
10/31/2002     12,308       11,600       17,789       12,993       11,342
11/30/2002     13,032       12,283       18,818       13,758       12,126
12/31/2002     12,347       11,637       18,044       12,950       11,615
 1/31/2003     12,030       11,338       17,517       12,611       11,365
 2/28/2003     11,901       11,217       17,100       12,421       11,075
 3/31/2003     11,990       11,301       17,244       12,542       11,239
 4/30/2003     12,924       12,181       18,496       13,575       12,175
 5/31/2003     13,878       13,080       20,029       14,290       13,331
 6/30/2003     14,067       13,258       20,284       14,473       13,649
 7/31/2003     14,424       13,595       21,004       14,728       14,286
 8/31/2003     15,129       14,259       21,957       15,015       14,885
 9/30/2003     14,753       13,904       21,621       14,856       14,700
10/31/2003     15,825       14,915       23,255       15,696       15,813
11/30/2003     16,222       15,290       24,066       15,834       16,354
12/31/2003     16,500       15,551       24,472       16,664       16,694
 1/31/2004     16,888       15,916       25,002       16,970       17,292
 2/29/2004     17,036       16,057       25,602       17,206       17,594
 3/31/2004     17,075       16,093       25,711       16,947       17,668
 4/30/2004     16,727       15,765       24,867       16,681       16,958
 5/31/2004     16,985       16,008       25,383       16,909       17,216
 6/30/2004     17,421       16,419       25,961       17,238       17,665
 7/31/2004     16,428       15,483       24,749       16,668       16,681
 8/31/2004     16,229       15,296       24,684       16,735       16,688
 9/30/2004     16,745       15,783       25,416       16,916       17,369
10/31/2004     17,054       16,073       25,822       17,175       17,759
11/30/2004     17,898       16,869       27,360       17,870       18,967
12/31/2004     18,623       17,552       28,505       18,478       19,794
 1/31/2005     18,107       17,066       27,778       18,027       19,145
 2/28/2005     18,474       17,412       28,710       18,407       19,491
 3/31/2005     18,136       17,093       28,392       18,081       19,146
 4/30/2005     17,559       16,550       27,288       17,738       18,499
 5/31/2005     18,295       17,243       28,932       18,302       19,596
 6/30/2005     18,553       17,486       29,603       18,328       20,227
 7/31/2005     19,427       18,310       31,157       19,010       21,340
 8/31/2005     19,308       18,198       30,810       18,836       21,088
 9/30/2005     19,546       18,422       31,047       18,989       21,218
10/31/2005     19,130       18,030       30,380       18,672       20,762
11/30/2005     19,994       18,845       31,864       19,379       21,734
12/31/2005     20,034       18,882       32,085       19,385       21,827
 1/31/2006     21,008       19,800       33,975       19,899       23,200
 2/28/2006     20,939       19,735       33,690       19,953       22,989
 3/31/2006     21,554       20,315       34,532       20,201       23,849
 4/30/2006     21,722       20,473       35,017       20,472       23,961
 5/31/2006     20,877       19,677       33,438       19,883       22,993
 6/30/2006     20,978       19,771       33,446       19,910       23,030
 7/31/2006     20,531       19,350       32,492       20,033       22,385
 8/31/2006     20,818       19,621       32,863       20,510       22,880
 9/30/2006     21,274       20,051       33,084       21,038       23,141
10/31/2006     22,078       20,809       34,460       21,724       24,293
11/30/2006     22,643       21,341       35,568       22,137       25,206
12/31/2006     22,773       21,463       35,395       22,447       25,335



Average Annual Total Returns -- December 31, 2006


                                        1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 7/7/94)
Net Asset Value/1/                      13.68%   7.60%   8.58%
With Maximum Sales Charge/2/             7.15    6.33    7.94

CLASS B (Inception 7/7/94)
Net Asset Value/1/                      12.88    6.79    7.77
With CDSC/3/                             7.88    6.48    7.77

CLASS C (Inception 7/7/94)
Net Asset Value/1/                      12.87    6.78    7.77
With CDSC/3/                            11.87    6.78    7.77

CLASS Y (Inception 11/15/94)
Net Asset Value/1/                      14.20    8.18    9.06
---------------------------------------------------------------

COMPARATIVE PERFORMANCE                 1 YEAR 5 YEARS 10 YEARS
S&P MidCap 400 Index/4/                 10.32%  10.89%  13.47%
S&P 500 Index/5/                        15.79    6.19    8.42
Dow Jones Wilshire 4500 Index/6/        16.07   12.38    9.74
Morningstar Mid-Cap Growth Fund Avg./7/  9.01    6.48    8.31

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are only available to certain investors, as outlined in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                 % of Net Assets as of
FUND COMPOSITION                 12/31/06   12/31/05
------------------------------------------------------
Common Stocks                      99.0       98.1
------------------------------------------------------
Short-Term Investments and Other    1.0        1.9
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             12/31/06   12/31/05
------------------------------------------------------
McDonald's Corp.                    1.6        1.3
------------------------------------------------------
JPMorgan Chase & Co.                1.4        1.2
------------------------------------------------------
Time Warner, Inc.                   1.3        1.2
------------------------------------------------------
Dell, Inc.                          1.3        0.8
------------------------------------------------------
Viacom, Inc., Class B               1.3        0.8
------------------------------------------------------
Union Pacific Corp.                 1.2        0.7
------------------------------------------------------
Tyco International, Ltd.            1.2        1.1
------------------------------------------------------
Morgan Stanley                      1.2        1.2
------------------------------------------------------
Hewlett-Packard Co.                 1.2        1.3
------------------------------------------------------
Intel Corp.                         1.2        1.1
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          12/31/06   12/31/05
------------------------------------------------------
Diversified Financial Services      9.4        8.3
------------------------------------------------------
Retail                              5.9        6.4
------------------------------------------------------
Media                               5.0        5.1
------------------------------------------------------
Telecommunications                  4.8        2.5
------------------------------------------------------
Banks                               4.3        3.9
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P MidCap 400 Index is an unmanaged index of U.S. mid-sized companies. /5/S&P 500 Index is an unmanaged index of U.S. common stocks.
/6/Dow Jones Wilshire 4500 Index is an unmanaged index of 4,500 mid- and small-sized companies.
/7/Morningstar Mid-Cap Growth Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                                IXIS VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks a reasonable, long-term investment return from a combination of market appreciation and dividend income from equity securities

--------------------------------------------------------------------------------
Strategy:
Features value investments through a diversified portfolio of complementary equity investment disciplines provided by specialized money managers

--------------------------------------------------------------------------------
Inception Date:
June 5, 1970

--------------------------------------------------------------------------------
Subadvisors:
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.
Vaughan Nelson Investment Management, L.P.
Westpeak Global Advisors, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFVX
                                 Class B NEVBX
                                 Class C NECVX

--------------------------------------------------------------------------------
What You Should Know:
Value stocks may fall out of favor with investors and underperform the overall market. Small-cap stocks carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility.

Management Discussion
--------------------------------------------------------------------------------


Against a backdrop of relatively strong global economic growth, domestic and overseas equity markets generated positive returns in 2006. In virtually all markets, value stocks solidly outperformed their growth counterparts, and small-cap stocks maintained their edge over large-cap stocks. For the year ended December 31, 2006, IXIS Value Fund's total return was 19.72% based on the net asset value of Class A shares, including $0.02 in dividends and $1.13 in capital gains reinvested during the period. The fund underperformed its benchmark, the Russell 1000 Value Index, which returned 22.25%, but it beat the 14.15% average return of funds in Morningstar's Large Blend category.

IXIS Value Fund's four segments combine the expertise of four separate investment managers, each using a distinct approach to value investing. Harris Associates favors large- and mid-cap companies with positive cash flows, competitive returns and favorable growth potential that are trading at what the managers believe are substantial discounts to their true business value. Loomis, Sayles & Company and Vaughan Nelson Investment Management focus on large-cap value stocks. Loomis Sayles seeks companies with below-average valuations and above-average earnings prospects. Vaughan Nelson emphasizes established, undervalued companies that the manager believes will rebound within 12 to 18 months. Westpeak Global Advisors invests across the capitalization spectrum, using proprietary research to select stocks based on value and growth potential, while seeking to avoid unnecessary risk.

HARRIS SOUGHT HIGH QUALITY BUSINESSES SELLING AT ATTRACTIVE PRICES
In the course of 2006, some of the stocks that had previously held back Harris Associates' segment became its best performers. Consumer discretionary, healthcare and financial holdings benefited results; Hewlett-Packard, Cablevision Systems and Morgan Stanley had the most significant impact on return. Hewlett Packard's personal computer and printer businesses gained market share. Cablevision reported strong operating and financial results, and its above-average growth is expected to continue as new services help the company gain further market share. Morgan Stanley's positive results were driven by its Institutional Securities and Wealth Management Divisions. Board approval of the spin-off of the Discover Card unit was another positive. A lack of exposure to energy early in the year, and a relatively small position in telecommunications hurt this segment's performance in 2006. Dell, Inc., Liberty Media Corporation, and National Semiconductor had the most significant negative impact on performance. Dell's 2006 earnings reports were lower than the previous year, although its fourth-quarter earnings came in better than expected. Liberty Media split into two entities: Liberty Capital Group and Liberty Interactive Group. The portfolio continues to hold Liberty Capital Group, but Liberty Media Interactive was sold. National Semiconductor reported weak earnings primarily because of lower-than-expected shipments of wireless handsets. Handset sales have been weak and there is an abundance of inventory. Despite these headwinds, Harris Associates believes National Semiconductor has room to improve profit margins.

LOOMIS SAYLES SOUGHT COMPANIES THAT WERE UNDER-APPRECIATED BY INVESTORS
During a period of solid global economic growth, stocks related to the capital markets performed well, including brokerage firms, investment banks, custody and money center banks, and asset managers. Investments in utilities, another strong area, also played an important part in the segment's performance, as two of its major holdings, AT&T and BellSouth, agreed to merge. The stock price of both companies rallied on the news, and created the largest contribution to return, as earnings estimates for the combined entity rose on the prospect of cost-cutting opportunities. In the energy sector, investors were faced with declining oil prices, and shifted to a more defensive posture. As a result, ExxonMobil was supportive, outperforming companies whose stock price is more closely tied to commodity prices. ABB Ltd., an industrial equipment manufacturer based in Switzerland, was another solid contributor, as the

                                IXIS VALUE FUND

Management Discussion
--------------------------------------------------------------------------------

company continued to be a major beneficiary of the infrastructure build-out in the power industry. There were no sectors that detracted from performance in 2006, yet individual stocks did underperform. For example, investors turned sour on restaurant stocks in the wake of Burger King's initial public offering of stock earlier in the year. Burger King had two big constraints: the overhang from the private equity holders' large remaining stake and the generally poor outlook for consumer and restaurant sales trends. In healthcare, Omnicare also slightly detracted from performance after reporting disappointing third-quarter results. Burger King was sold, but Omnicare remains in the segment.

VAUGHAN NELSON FOCUSED ON STOCKS WITH THE POTENTIAL FOR STRONG RETURNS
Vaughan Nelson's research team uses bottom-up stock selection rather than relying on economic forecasts. Relative to its bench-mark, this segment had smaller positions in financial companies (particularly insurance), telecommunications, and the utilities and materials sectors. The segment also had relatively large positions in industrial companies, technology, healthcare, and consumer discretionary stocks. Both the consumer discretionary and technology areas were performance leaders. However, the segment's positions in telecommunications, utilities, and industrials held back results. Stock selection in the healthcare sector was also disappointing. The best-performing stocks included ExxonMobil, Cisco Systems, and Merrill Lynch. Exxon provided a safe haven for energy investors in the face of volatile energy prices. Cisco benefited from a recovery in spending in telecommunications services, and Merrill Lynch was supported by strong performance in the trading and banking areas of Wall Street. Boston Scientific, Intel and Capital One Financial proved disappointing. Product delays and safety issues regarding its cardiac stents hurt Boston Scientific's performance. Its acquisition of Guidant, a developer of cardiovascular medical products, was another negative. Investor concern that technology spending would be weak in 2006 depressed Intel. Investors were also waiting for Intel's new Centrino Duo processor to come to market. Capital One declined on concerns for a potential consumer recession and deteriorating credit quality. All three companies remain in the portfolio, but Vaughan Nelson reduced positions in Intel and Capital One. The manager believes price declines in each of these stocks has made them attractively valued in light of their prospects for earnings growth in 2007.

WESTPEAK FOCUSED ON STOCKS WITH LOW PRICE-EARNINGS AND PRICE-TO-BOOK RATIOS Westpeak seeks stocks of high-quality, growing companies that they believe to be attractively valued. This segment had a significant position in the oil refining industry - companies with reasonable valuations and strong momentum - and these boosted results. Good timing and relatively large positions in the securities and asset management industry, as well as in aerospace and defense, were also helpful. Poor timing in the computer software and medical services industries worked against the segment, as did a relatively large commitment to the truck/sea/air freight industry and a smaller position in home products companies. Commercial Metals, a mining company that enjoyed sharp gains early in 2006, was one of the best performers, and Westpeak sold the position on strength. Harvest Natural Resources, an energy reserves company, also aided return. The company entered an agreement with Venezuela and the stock rallied in anticipation of good earnings. Wespeak sold the position before problems with Venezuela arose. USG Corp., a building materials producer, was also positive and Westpeak sold it on strength. Stocks that detracted included Intel, a semiconductor manufacturer, Reliance Steel & Aluminum, a metals processing company, and Todco, an oil services company. Intel was hampered by weaker-than-expected sales of semiconductor chips for desktop computers. After sinking lower through mid-year, Intel shares recovered and the stock remains in the portfolio. Reliance Steel & Aluminum was purchased because of its strong momentum and reasonable valuation. Shares declined along with its industry and the position was sold. Todco was pared back, but the stock remains in the portfolio because it is highly ranked by Westpeak's quantitative analysis team.

                                IXIS VALUE FUND

Investment Results through December 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                                    [CHART]

                December 31, 1996 through December 31, 2006

                                       Russell
                                         1000
                          Class A       Value
                          @ M.S.C.      Index
Month       Cumulative   Cumulative   Cumulative
End            Value       Value         Value
---------   ----------   ----------   ----------
12/31/1996   $10,000      $ 9,425      $10,000
 1/31/1997    10,250        9,661       10,485
 2/28/1997    10,365        9,769       10,639
 3/31/1997     9,969        9,396       10,256
 4/30/1997    10,156        9,572       10,687
 5/31/1997    10,729       10,112       11,284
 6/30/1997    11,291       10,642       11,768
 7/31/1997    12,145       11,447       12,654
 8/31/1997    11,676       11,005       12,203
 9/30/1997    12,170       11,470       12,940
10/31/1997    11,645       10,976       12,579
11/30/1997    11,919       11,234       13,135
12/31/1997    12,094       11,399       13,518
 1/31/1998    12,070       11,376       13,327
 2/28/1998    12,881       12,141       14,224
 3/31/1998    13,394       12,624       15,094
 4/30/1998    13,382       12,612       15,195
 5/31/1998    13,001       12,253       14,970
 6/30/1998    12,989       12,242       15,162
 7/31/1998    12,547       11,826       14,894
 8/31/1998    10,424        9,825       12,678
 9/30/1998    11,018       10,385       13,405
10/31/1998    11,943       11,256       14,444
11/30/1998    12,564       11,841       15,117
12/31/1998    12,948       12,204       15,631
 1/31/1999    12,614       11,889       15,756
 2/28/1999    12,387       11,675       15,534
 3/31/1999    12,440       11,725       15,855
 4/30/1999    13,403       12,633       17,336
 5/31/1999    13,283       12,519       17,145
 6/30/1999    13,631       12,847       17,643
 7/31/1999    13,016       12,268       17,127
 8/31/1999    12,454       11,738       16,491
 9/30/1999    11,735       11,060       15,915
10/31/1999    12,309       11,601       16,831
11/30/1999    12,132       11,434       16,699
12/31/1999    12,053       11,360       16,780
 1/31/2000    11,680       11,009       16,232
 2/29/2000    10,677       10,063       15,026
 3/31/2000    11,777       11,100       16,860
 4/30/2000    11,745       11,070       16,664
 5/31/2000    11,680       11,009       16,839
 6/30/2000    11,406       10,750       16,070
 7/31/2000    11,438       10,780       16,271
 8/31/2000    12,136       11,438       17,176
 9/30/2000    11,926       11,240       17,333
10/31/2000    12,249       11,545       17,759
11/30/2000    11,861       11,179       17,100
12/31/2000    12,297       11,590       17,957
 1/31/2001    12,686       11,956       18,026
 2/28/2001    12,346       11,636       17,525
 3/31/2001    11,925       11,239       16,905
 4/30/2001    12,669       11,940       17,734
 5/31/2001    13,008       12,260       18,133
 6/30/2001    12,782       12,047       17,731
 7/31/2001    12,668       11,940       17,693
 8/31/2001    12,118       11,422       16,984
 9/30/2001    11,099       10,461       15,789
10/31/2001    11,439       10,781       15,653
11/30/2001    12,200       11,498       16,563
12/31/2001    12,458       11,742       16,953
 1/31/2002    12,280       11,574       16,822
 2/28/2002    12,151       11,452       16,849
 3/31/2002    12,684       11,955       17,647
 4/30/2002    12,296       11,589       17,041
 5/31/2002    12,296       11,589       17,127
 6/30/2002    11,342       10,690       16,143
 7/31/2002    10,355        9,760       14,643
 8/31/2002    10,517        9,912       14,753
 9/30/2002     9,239        8,708       13,113
10/31/2002     9,838        9,272       14,084
11/30/2002    10,631       10,019       14,972
12/31/2002    10,032        9,455       14,321
 1/31/2003     9,789        9,227       13,975
 2/28/2003     9,563        9,013       13,602
 3/31/2003     9,580        9,029       13,625
 4/30/2003    10,470        9,868       14,824
 5/31/2003    11,230       10,584       15,781
 6/30/2003    11,440       10,782       15,978
 7/31/2003    11,569       10,904       16,216
 8/31/2003    11,860       11,178       16,469
 9/30/2003    11,602       10,935       16,308
10/31/2003    12,363       11,652       17,306
11/30/2003    12,671       11,942       17,541
12/31/2003    13,204       12,445       18,622
 1/31/2004    13,349       12,582       18,950
 2/29/2004    13,640       12,856       19,356
 3/31/2004    13,560       12,780       19,186
 4/30/2004    13,350       12,582       18,717
 5/31/2004    13,511       12,734       18,908
 6/30/2004    13,771       12,979       19,355
 7/31/2004    13,366       12,597       19,083
 8/31/2004    13,334       12,567       19,354
 9/30/2004    13,495       12,719       19,654
10/31/2004    13,673       12,887       19,981
11/30/2004    14,305       13,482       20,991
12/31/2004    14,706       13,860       21,694
 1/31/2005    14,491       13,658       21,309
 2/28/2005    14,853       13,999       22,015
 3/31/2005    14,656       13,813       21,713
 4/30/2005    14,326       13,502       21,324
 5/31/2005    14,754       13,906       21,837
 6/30/2005    14,928       14,070       22,076
 7/31/2005    15,470       14,581       22,715
 8/31/2005    15,385       14,500       22,616
 9/30/2005    15,537       14,644       22,934
10/31/2005    15,164       14,293       22,351
11/30/2005    15,656       14,756       23,086
12/31/2005    15,618       14,720       23,224
 1/31/2006    16,106       15,179       24,126
 2/28/2006    16,143       15,214       24,273
 3/31/2006    16,423       15,479       24,602
 4/30/2006    16,780       15,815       25,227
 5/31/2006    16,310       15,372       24,590
 6/30/2006    16,318       15,380       24,747
 7/31/2006    16,375       15,434       25,349
 8/31/2006    16,739       15,776       25,773
 9/30/2006    17,236       16,245       26,287
10/31/2006    17,982       16,948       27,147
11/30/2006    18,383       17,326       27,767
12/31/2006    18,694       17,619       28,390



Average Annual Total Returns -- December 31, 2006


                                     1 YEAR 5 YEARS/6/ 10 YEARS/6/
CLASS A (Inception 6/5/70)
Net Asset Value/1/                   19.72%    8.46%      6.46%
With Maximum Sales Charge/2/         12.81     7.18       5.83

CLASS B (Inception 9/13/93)
Net Asset Value/1/                   18.62     7.63       5.66
With CDSC/3/                         13.62     7.33       5.66

CLASS C (Inception 12/30/94)
Net Asset Value/1/                   18.78     7.63       5.66
With CDSC/3/                         17.78     7.63       5.66
------------------------------------------------------------------

COMPARATIVE PERFORMANCE              1 YEAR  5 YEARS    10 YEARS
Russell 1000 Value Index/4/          22.25%   10.86%     11.00%
Morningstar Large Blend Fund Avg./5/ 14.15     5.92       7.79


All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                               % of Net Assets as of
FUND COMPOSITION               12/31/06   12/31/05
----------------------------------------------------
Common Stocks                    97.2       98.1
----------------------------------------------------
Short-Term Investments and
 Other                            2.8        1.9
----------------------------------------------------

                               % of Net Assets as of
TEN LARGEST HOLDINGS           12/31/06   12/31/05
----------------------------------------------------
ExxonMobil Corp.                  3.3        3.3
----------------------------------------------------
JPMorgan Chase & Co.              3.1        2.6
----------------------------------------------------
Time Warner, Inc.                 3.1        2.4
----------------------------------------------------
Hewlett-Packard Co.               2.7        2.2
----------------------------------------------------
Citigroup, Inc.                   2.7        2.2
----------------------------------------------------
McDonald's Corp.                  2.6        2.4
----------------------------------------------------
Morgan Stanley                    2.3        1.9
----------------------------------------------------
Intel Corp.                       2.2        1.2
----------------------------------------------------
Tyco International, Ltd.          1.9        1.5
----------------------------------------------------
Mellon Financial Corp.            1.7        0.2
----------------------------------------------------

                               % of Net Assets as of
FIVE LARGEST INDUSTRIES        12/31/06   12/31/05
----------------------------------------------------
Diversified Financial Services   13.1       13.3
----------------------------------------------------
Oil & Gas                         7.6        7.7
----------------------------------------------------
Media                             7.3        6.7
----------------------------------------------------
Retail                            6.2        8.0
----------------------------------------------------
Banks                             5.8        6.3
----------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
 /1/Does not include a sales charge.
 /2/Includes the maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
 /5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
 /6/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                      VAUGHAN NELSON SMALL CAP VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks capital appreciation

--------------------------------------------------------------------------------
Strategy:
Invests in small-cap companies with a focus on absolute return, using a bottom-up value-oriented investment process

--------------------------------------------------------------------------------
Inception Date:
December 31, 1996

--------------------------------------------------------------------------------
Managers:
Chris D. Wallis
Scott J. Weber

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFJX
                                 Class B NEJBX
                                 Class C NEJCX
                                 Class Y NEJYX

--------------------------------------------------------------------------------
What You Should Know:
Investing in small-cap stocks carries special risk, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Early in 2006 investor sentiment swung from optimism regarding the economy to concern about slowing growth, as short-term interest rates rose steadily. In the closing quarter, optimism took hold again as the economy remained vigorous and the Federal Reserve Board paused in its tightening policy. These shifts in sentiment were reflected in stock prices, with strong rallies in the opening and closing quarters and weakness in the middle of the year.

Vaughan Nelson Small Cap Value Fund's total return for the year ended December 31, 2006 was 18.09% based on the net asset value of Class A shares. For the same period, the fund's benchmark, the Russell 2000 Value Index, returned 23.48%, while the funds in Morningstar's Small Blend category had a total return of 15.06%.

Small-cap stocks continued to outperform mid- and large-cap stocks, although their lead was slimmer than it has been, and value-oriented stocks continued to outperform growth stocks. The fund's performance was similar to its benchmark until the third quarter, when it fell behind because we had positioned the portfolio less defensively than the index. However, it bounced back when investor optimism returned in the fourth quarter.

ENERGY HOLDINGS WERE TRIMMED ON STRENGTH, ADDED BACK ON WEAKNESS
Energy stocks got off to a strong start in 2006 and then declined along with oil prices. We took profits on some of the fund's natural gas holdings in the spring as their valuations rose, but later in the year we began adding to energy again, seeking attractively valued service and exploration companies likely to be able to expand their reserves. Additions included Rosetta Resources, an exploration and production company whose stock is trading below liquidation value, and Oil States International, an energy services company. Oil States' earnings stream is more stable than most energy-services companies because it provides well-site services both on and offshore. The company also has a strong history of value-driven acquisitions. We continue to like Universal Compression Holdings, one of the fund's best-performing stocks this year. The company provides compression services and products to natural gas companies worldwide, and its two-year backlog should give it predictable growth that still does not seem to be reflected in the price of the stock.

MANAGER FOCUSES ON INDIVIDUAL COMPANIES RATHER THAN INDUSTRIES
The fund's best performers came from diverse industries. In addition to Universal Compression, mentioned above, Century Aluminum was a standout. We took profits on the sale of stock of this custom producer of high-quality aluminum extrusions after it rose to our target price. Another strong stock was LHC Group, which provides healthcare services primarily in the southern United States through home nursing agencies, hospices and long-term care facilities. This low-cost provider has little competition in its service area, and it remains in the portfolio.

Birch Mountain Resources, a Canadian company that owns industrial mineral rights in Alberta, failed to meet our earnings expectations and we closed out the position. We also sold Healthsouth after its earnings outlook deteriorated. Healthsouth provides outpatient surgery, diagnostic and rehabilitative services. Weaker-than-expected earnings also hurt the stock price of Briggs & Stratton Corporation, a leading manufacturer of small engines for outdoor power equipment, but it remains in the portfolio because we look for an improvement going forward.

PACE OF ECONOMIC GROWTH MAY SLOW
We believe the U.S. economy is in the middle of a cyclical slowdown, with relatively little inflation potential. If the Fed becomes concerned about a possible slowdown, it has ample latitude to lower rates a notch or two. Any such decrease would add the prospect of stronger earnings and rising stock prices. Given the market's strength in the last part of 2006, some weakness is possible in the first half of 2007. However, as long as economic growth continues at a moderate pace, we believe corporate earnings should continue to grow in 2007.

                      VAUGHAN NELSON SMALL CAP VALUE FUND

Investment Results through December 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                  December 31, 1996 through December 31, 2006

                            Class A     Russell 2000
                            @ M.S.C.       Value
             Cumulative   Cumulative    Cumulative
Month End      Value        Value         Value
----------   ----------   -----------   ------------
12/31/1996    $10,000      $ 9,425        $10,000
 1/31/1997     10,192        9,606         10,154
 2/28/1997      9,920        9,349         10,250
 3/31/1997      9,351        8,814          9,975
 4/30/1997      9,264        8,731         10,122
 5/31/1997     10,447        9,847         10,928
 6/30/1997     11,040       10,405         11,481
 7/31/1997     11,784       11,106         11,963
 8/31/1997     12,104       11,408         12,153
 9/30/1997     13,160       12,403         12,961
10/31/1997     12,672       11,943         12,608
11/30/1997     12,375       11,664         12,746
12/31/1997     12,696       11,966         13,178
 1/31/1998     12,340       11,631         12,940
 2/28/1998     13,348       12,581         13,722
 3/31/1998     14,125       13,313         14,279
 4/30/1998     13,994       13,189         14,349
 5/31/1998     13,135       12,379         13,841
 6/30/1998     13,341       12,574         13,763
 7/31/1998     12,300       11,593         12,685
 8/31/1998      9,624        9,070         10,699
 9/30/1998     10,294        9,702         11,303
10/31/1998     10,749       10,131         11,638
11/30/1998     11,758       11,082         11,953
12/31/1998     12,957       12,212         12,328
 1/31/1999     13,231       12,470         12,048
 2/28/1999     12,122       11,425         11,226
 3/31/1999     12,957       12,212         11,133
 4/30/1999     13,934       13,133         12,150
 5/31/1999     13,818       13,024         12,523
 6/30/1999     14,968       14,107         12,976
 7/31/1999     14,785       13,935         12,668
 8/31/1999     14,654       13,811         12,205
 9/30/1999     15,061       14,195         11,961
10/31/1999     16,203       15,271         11,722
11/30/1999     18,066       17,027         11,783
12/31/1999     21,430       20,198         12,145
 1/31/2000     21,402       20,172         11,827
 2/29/2000     26,682       25,148         12,550
 3/31/2000     25,666       24,190         12,609
 4/30/2000     22,655       21,352         12,684
 5/31/2000     20,815       19,619         12,490
 6/30/2000     22,508       21,213         12,855
 7/31/2000     20,925       19,722         13,283
 8/31/2000     23,526       22,174         13,877
 9/30/2000     22,776       21,466         13,799
10/31/2000     20,858       19,659         13,750
11/30/2000     17,223       16,232         13,470
12/31/2000     18,811       17,729         14,917
 1/31/2001     19,631       18,502         15,329
 2/28/2001     17,102       16,119         15,307
 3/31/2001     15,472       14,583         15,062
 4/30/2001     17,023       16,044         15,759
 5/31/2001     17,375       16,376         16,164
 6/30/2001     17,968       16,934         16,815
 7/31/2001     16,737       15,774         16,438
 8/31/2001     15,711       14,807         16,381
 9/30/2001     13,216       12,456         14,572
10/31/2001     14,116       13,304         14,953
11/30/2001     15,358       14,475         16,028
12/31/2001     16,544       15,593         17,009
 1/31/2002     16,157       15,228         17,235
 2/28/2002     14,869       14,014         17,340
 3/31/2002     16,191       15,260         18,638
 4/30/2002     15,815       14,906         19,294
 5/31/2002     15,051       14,186         18,656
 6/30/2002     14,049       13,241         18,243
 7/31/2002     11,929       11,243         15,533
 8/31/2002     11,917       11,232         15,463
 9/30/2002     10,823       10,201         14,359
10/31/2002     11,382       10,727         14,575
11/30/2002     12,259       11,554         15,738
12/31/2002     11,450       10,792         15,066
 1/31/2003     10,812       10,190         14,641
 2/28/2003     10,436        9,836         14,149
 3/31/2003     10,459        9,857         14,300
 4/30/2003     11,462       10,803         15,659
 5/31/2003     12,636       11,909         17,257
 6/30/2003     13,114       12,360         17,550
 7/31/2003     13,970       13,166         18,425
 8/31/2003     14,688       13,843         19,125
 9/30/2003     14,254       13,435         18,906
10/31/2003     15,279       14,401         20,447
11/30/2003     15,724       14,820         21,232
12/31/2003     15,883       14,969         22,000
 1/31/2004     16,497       15,549         22,761
 2/29/2004     16,407       15,463         23,201
 3/31/2004     16,441       15,496         23,522
 4/30/2004     15,734       14,829         22,306
 5/31/2004     15,791       14,883         22,575
 6/30/2004     16,610       15,655         23,721
 7/31/2004     15,893       14,979         22,631
 8/31/2004     15,734       14,829         22,853
 9/30/2004     16,292       15,355         23,757
10/31/2004     16,520       15,570         24,126
11/30/2004     17,774       16,752         26,267
12/31/2004     18,309       17,256         26,894
 1/31/2005     17,762       16,740         25,853
 2/28/2005     18,343       17,288         26,367
 3/31/2005     18,080       17,041         25,824
 4/30/2005     17,214       16,224         24,492
 5/31/2005     18,125       17,083         25,986
 6/30/2005     18,853       17,769         27,135
 7/31/2005     19,857       18,715         28,679
 8/31/2005     19,708       18,574         28,020
 9/30/2005     19,901       18,756         27,974
10/31/2005     19,308       18,197         27,271
11/30/2005     20,140       18,982         28,378
12/31/2005     20,152       18,993         28,160
 1/31/2006     21,724       20,475         30,488
 2/28/2006     21,609       20,366         30,486
 3/31/2006     22,691       21,386         31,963
 4/30/2006     22,782       21,472         32,048
 5/31/2006     21,973       20,710         30,721
 6/30/2006     21,962       20,699         31,099
 7/31/2006     21,462       20,227         30,667
 8/31/2006     21,668       20,422         31,584
 9/30/2006     21,860       20,603         31,892
10/31/2006     22,988       21,667         33,516
11/30/2006     23,524       22,171         34,471
12/31/2006     23,797       22,429         34,772



Average Annual Total Returns -- December 31, 2006


                                                                SINCE
                                     1 YEAR 5 YEARS 10 YEARS INCEPTION/6/
CLASS A (Inception 12/31/96)
Net Asset Value/1/                   18.09%   7.55%   9.06%        --
With Maximum Sales Charge/2/         11.30    6.27    8.42         --

CLASS B (Inception 12/31/96)
Net Asset Value/1/                   17.24    6.74    8.24         --
With CDSC/3/                         12.24    6.43    8.24         --

CLASS C (Inception 12/31/96)
Net Asset Value/1/                   17.23    6.75    8.25         --
With CDSC/3/                         16.23    6.75    8.25         --

CLASS Y (Inception 8/31/06)
Net Asset Value/1/                      --      --      --       9.94%
-------------------------------------------------------------------------

                                                                SINCE
                                                               CLASS Y
COMPARATIVE PERFORMANCE              1 YEAR 5 YEARS 10 YEAR  INCEPTION/7/
Russell 2000 Value Index/4/          23.48%  15.37%  13.27%     10.09%
Morningstar Small Blend Fund Avg./5/ 15.06   11.72   11.24       9.19

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are only available to certain investors, as outlined in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                      % of Net Assets as of
FUND COMPOSITION                      12/31/06   12/31/05
-----------------------------------------------------------
Common Stocks                           93.8       95.1
-----------------------------------------------------------
Investment Companies                     2.7         --
-----------------------------------------------------------
Short-Term Investments and Other         3.5        4.9
-----------------------------------------------------------

                                      % of Net Assets as of
TEN LARGEST HOLDINGS                  12/31/06   12/31/05
-----------------------------------------------------------
iShares Russell 2000 Value Index Fund    2.7        4.6
-----------------------------------------------------------
Alliant Techsystems, Inc.                2.5        2.1
-----------------------------------------------------------
Universal Compression Holdings, Inc.     2.2        2.9
-----------------------------------------------------------
Triarc Cos., Inc.                        2.1        1.6
-----------------------------------------------------------
Affiliated Managers Group, Inc.          2.1         --
-----------------------------------------------------------
Waste Connections, Inc.                  2.1        1.9
-----------------------------------------------------------
Lennox International, Inc.               2.0         --
-----------------------------------------------------------
Pediatrix Medical Group, Inc.            2.0        2.5
-----------------------------------------------------------
Arena Resources, Inc.                    1.9         --
-----------------------------------------------------------
Healthcare Services Group, Inc.          1.8        1.3
-----------------------------------------------------------

                                      % of Net Assets as of
FIVE LARGEST INDUSTRIES               12/31/06   12/31/05
-----------------------------------------------------------
Retail                                  10.4        4.6
-----------------------------------------------------------
Commercial Services                      6.1        9.0
-----------------------------------------------------------
Diversified Financial Services           5.6        4.6
-----------------------------------------------------------
Health Care--Services                    5.4        5.8
-----------------------------------------------------------
Aerospace & Defense                      4.9        7.4
-----------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
/5/Morningstar Small Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.
/7/The since-inception comparative performance figures shown are calculated from 9/1/06.

                         WESTPEAK CAPITAL GROWTH FUND

PORTFOLIO PROFILE


Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in common stocks of large- and mid-cap companies in any industry

--------------------------------------------------------------------------------
Inception Date:
August 3, 1992

--------------------------------------------------------------------------------
Manager:
Westpeak Global Advisors, L.P.
Team Management

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFCX
                                 Class B NECBX
                                 Class C NECGX

--------------------------------------------------------------------------------
What You Should Know:
Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations.

Management Discussion
--------------------------------------------------------------------------------

All the major stock market indexes performed well in 2006, but value-oriented investors once again out-performed those who focus on growth, and small-cap stocks beat large caps. Westpeak Capital Growth Fund provided a total return of 10.84% based on the net asset value of Class A shares. It outperformed its benchmark, the Russell 1000 Growth Index, which returned 9.07%, and came out ahead of its peers, measured by Morningstar's Large Growth category, which averaged 6.93%. Our bias for this fund is that we seek attractively valued growth stocks, and we think this approach gave the fund its competitive edge.

SECTOR STRENGTH SHIFTED DURING THE YEAR
Stock prices got off to a strong start in 2006, but fell off in May and June. The rally later resumed when it appeared that the Federal Reserve Board might be finished raising short-term interest rates, at least for this cycle. Utilities, including telephones, were the best performers. Energy and basic industries were also dominant early in the year, but retreated as prices of oil and other commodities fell. Freight and railroads were strong early in the year but did relatively poorly for the remainder of the year. Banks and other financial services companies were weak early in the year, but performed well later in 2006.

SEVERAL OF THE FUND'S STOCKS WERE ESPECIALLY STRONG
One of our best performers during the year was Merck. Negative publicity surrounding its anti-arthritic drug, Vioxx, had hurt the stock of this giant pharmaceutical company in 2004. We entered 2006 with a relatively small position in Merck, and added to it early in the year because we believed it was attractively valued. The stock price rose in February and March and we later trimmed the position, but we continue to hold it.

Another strong performer was Goldman Sachs. We bought the stock in March, attracted by the company's relatively low price-earnings ratio. The firm had a profitable year, reflecting its participation in the merger and acquisitions markets and its successes in Asia. Toward the end of the year, investors' growing perception that the Fed may be finished raising interest rates gave the stock an additional boost. We believe Goldman Sachs still has upward potential and it remains in the portfolio.

Boeing is another of the highest-rated stocks in our universe. We began buying it in 2005, trimming and adding more shares at intervals. The stock rallied sharply in 2006 as Boeing benefited from some problems at its biggest competitor.

SOME STOCKS PROVED DISAPPOINTING
We entered 2006 with a small position in Intel and added to it early in the year, buying on weakness as the price declined. However, even though consumer spending was stronger than most analysts had expected, Intel's earnings continued to lag expectations. We sold some of the stock in July and closed out the position in December.

Sunoco was another disappointment. We continue to like this world leader in oil refining services, although we apparently have more faith in the company than many investors. We trimmed the position early in the year but continued to hold it even after September, when analyst downgrades caused shares to decline further. Based on our perception of their long-term potential, we believe shares of some of the world's strongest energy companies, including Sunoco, are under-valued.

WESTPEAK IS NOT THE "GROWTHIEST" OF GROWTH FUND MANAGERS
By definition, growth investors look for companies with above-average growth potential, but we strive to avoid over-paying for that potential. The equity markets have enjoyed several years of positive performance, and it is natural to wonder how long it can continue. While we do not look for a banner year in 2007, we believe a value-conscious pursuit of capital growth should reward long-term investors.

                         WESTPEAK CAPITAL GROWTH FUND

Investment Results through December 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                                    [CHART]

                 December 31, 1996 through December 31, 2006

                                        Russell 1000
                           Class A        Growth
                           @ M.S.C.       Index
             Cumulative   Cumulative   Cumulative
Month End      Value         Value         Value
----------   ----------   ----------   ------------
12/31/1996  $10,000 $ 9,425 $10,000
 1/31/1997   10,566   9,958  10,701
 2/28/1997   10,275   9,685  10,629
 3/31/1997    9,508   8,961  10,054
 4/30/1997    9,918   9,347  10,721
 5/31/1997   10,789  10,169  11,495
 6/30/1997   11,090  10,453  11,955
 7/31/1997   11,869  11,187  13,012
 8/31/1997   11,324  10,673  12,251
 9/30/1997   11,666  10,995  12,854
10/31/1997   11,195  10,551  12,379
11/30/1997   11,488  10,828  12,904
12/31/1997   11,724  11,050  13,049
 1/31/1998   11,817  11,138  13,439
 2/28/1998   12,628  11,902  14,450
 3/31/1998   13,193  12,434  15,026
 4/30/1998   13,427  12,655  15,234
 5/31/1998   13,104  12,350  14,802
 6/30/1998   13,785  12,993  15,708
 7/31/1998   13,656  12,870  15,604
 8/31/1998   11,487  10,827  13,262
 9/30/1998   12,176  11,476  14,281
10/31/1998   13,066  12,315  15,429
11/30/1998   13,850  13,054  16,603
12/31/1998   15,130  14,260  18,100
 1/31/1999   15,891  14,978  19,162
 2/28/1999   14,998  14,136  18,287
 3/31/1999   15,328  14,447  19,250
 4/30/1999   15,629  14,730  19,275
 5/31/1999   15,343  14,460  18,682
 6/30/1999   16,156  15,227  19,991
 7/31/1999   15,797  14,889  19,356
 8/31/1999   15,936  15,020  19,672
 9/30/1999   15,703  14,801  19,259
10/31/1999   16,798  15,832  20,713
11/30/1999   17,297  16,302  21,831
12/31/1999   18,874  17,789  24,101
 1/31/2000   17,810  16,786  22,971
 2/29/2000   18,553  17,486  24,094
 3/31/2000   20,039  18,886  25,819
 4/30/2000   19,443  18,325  24,590
 5/31/2000   18,535  17,470  23,352
 6/30/2000   19,757  18,621  25,122
 7/31/2000   19,245  18,139  24,074
 8/31/2000   20,750  19,557  26,254
 9/30/2000   18,833  17,750  23,771
10/31/2000   18,179  17,134  22,646
11/30/2000   15,727  14,823  19,308
12/31/2000   15,188  14,314  18,697
 1/31/2001   15,915  15,000  19,988
 2/28/2001   13,754  12,963  16,595
 3/31/2001   12,471  11,753  14,789
 4/30/2001   14,157  13,343  16,660
 5/31/2001   13,995  13,190  16,414
 6/30/2001   13,777  12,985  16,034
 7/31/2001   13,049  12,299  15,634
 8/31/2001   11,999  11,309  14,355
 9/30/2001   10,767  10,148  12,922
10/31/2001   11,262  10,614  13,600
11/30/2001   12,242  11,538  14,906
12/31/2001   12,080  11,386  14,878
 1/31/2002   12,029  11,338  14,615
 2/28/2002   11,594  10,927  14,009
 3/31/2002   11,989  11,300  14,493
 4/30/2002   11,321  10,670  13,311
 5/31/2002   11,078  10,441  12,989
 6/30/2002   10,166   9,582  11,787
 7/31/2002    9,376   8,837  11,139
 8/31/2002    9,387   8,847  11,172
 9/30/2002    8,395   7,912  10,013
10/31/2002    9,002   8,485  10,932
11/30/2002    9,296   8,761  11,526
12/31/2002    8,688   8,188  10,730
 1/31/2003    8,465   7,979  10,469
 2/28/2003    8,506   8,017  10,421
 3/31/2003    8,678   8,179  10,615
 4/30/2003    9,184   8,656  11,400
 5/31/2003    9,690   9,133  11,969
 6/30/2003    9,781   9,219  12,134
 7/31/2003    9,913   9,343  12,436
 8/31/2003   10,035   9,458  12,745
 9/30/2003   10,075   9,496  12,609
10/31/2003   10,561   9,953  13,317
11/30/2003   10,682  10,068  13,456
12/31/2003   11,006  10,373  13,922
 1/31/2004   11,168  10,525  14,206
 2/29/2004   11,168  10,525  14,296
 3/31/2004   10,965  10,335  14,031
 4/30/2004   10,722  10,105  13,868
 5/31/2004   10,914  10,286  14,126
 6/30/2004   11,056  10,420  14,303
 7/31/2004   10,549   9,943  13,494
 8/31/2004   10,539   9,933  13,428
 9/30/2004   10,600   9,991  13,555
10/31/2004   10,843  10,219  13,767
11/30/2004   11,248  10,601  14,240
12/31/2004   11,572  10,907  14,799
 1/31/2005   11,238  10,592  14,305
 2/28/2005   11,329  10,677  14,457
 3/31/2005   11,025  10,391  14,194
 4/30/2005   10,783  10,163  13,924
 5/31/2005   11,370  10,716  14,597
 6/30/2005   11,512  10,850  14,543
 7/31/2005   12,100  11,404  15,254
 8/31/2005   11,877  11,194  15,058
 9/30/2005   11,917  11,232  15,127
10/31/2005   11,604  10,937  14,980
11/30/2005   12,131  11,433  15,626
12/31/2005   11,958  11,271  15,577
 1/31/2006   12,353  11,643  15,851
 2/28/2006   12,333  11,624  15,826
 3/31/2006   12,596  11,872  16,059
 4/30/2006   12,606  11,881  16,038
 5/31/2006   12,069  11,375  15,494
 6/30/2006   12,129  11,432  15,433
 7/31/2006   11,866  11,184  15,139
 8/31/2006   12,099  11,403  15,611
 9/30/2006   12,444  11,728  16,040
10/31/2006   12,859  12,120  16,604
11/30/2006   13,244  12,482  16,934
12/31/2006   13,254  12,492  16,991



Average Annual Total Returns -- December 31, 2006


                                      1 YEAR/6/ 5 YEARS/6/ 10 YEARS/6/
CLASS A (Inception 8/3/92)
Net Asset Value/1/                     10.84%     1.87%       2.86%
With Maximum Sales Charge/2/            4.47      0.67        2.25

CLASS B (Inception 9/13/93)
Net Asset Value/1/                      9.91      1.09        2.04
With CDSC/3/                            4.91      0.70        2.04

CLASS C (Inception 12/30/94)
Net Asset Value/1/                      9.93      1.07        2.03
With CDSC/3/                            8.93      1.07        2.03
----------------------------------------------------------------------

COMPARATIVE PERFORMANCE                1 YEAR    5 YEARS    10 YEARS
Russell 1000 Growth Index/4/            9.07%     2.69%       5.44%
Morningstar Large Growth Fund Avg./5/   6.93      2.88        5.88

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 12/31/06   12/31/05
------------------------------------------------------
Common Stocks                      99.4       99.1
------------------------------------------------------
Short-Term Investments and Other    0.6        0.9
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             12/31/06   12/31/05
------------------------------------------------------
Cisco Systems, Inc.                 5.4        2.7
------------------------------------------------------
General Electric Co.                4.3        2.9
------------------------------------------------------
Hewlett-Packard Co.                 4.1         --
------------------------------------------------------
Boeing Co. (The)                    3.9        2.9
------------------------------------------------------
Goldman Sachs Group, Inc.           3.8         --
------------------------------------------------------
Amgen, Inc.                         3.3        3.1
------------------------------------------------------
ExxonMobil Corp.                    3.3         --
------------------------------------------------------
McGraw-Hill Cos., Inc. (The)        3.2         --
------------------------------------------------------
American Express Co.                3.1        2.9
------------------------------------------------------
Microsoft Corp.                     3.0        5.7
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          12/31/06   12/31/05
------------------------------------------------------
Retail                             17.0        4.1
------------------------------------------------------
Diversified Financial Services      6.9        6.7
------------------------------------------------------
Aerospace & Defense                 6.9        4.2
------------------------------------------------------
Oil & Gas                           6.5        4.6
------------------------------------------------------
Computers                           6.3        5.5
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
/5/Morningstar Large Growth Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                            ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information, including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 800-225-5478; on the funds' website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available from the funds' website and the SEC's website.
QUARTERLY PORTFOLIO SCHEDULES
The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from July 1, 2006 through December 31, 2006. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
CGM ADVISOR TARGETED EQUITY FUND                7/1/2006              12/31/2006         7/1/2006 - 12/31/2006
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,039.30                  $5.65
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.66                  $5.60
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,035.60                  $9.49
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.88                  $9.40
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,034.60                  $9.54
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.83                  $9.45
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,041.80                  $4.37
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.92                  $4.33

*Expenses are equal to the fund's annualized expense ratio: 1.10%, 1.85%, 1.86% and 0.85% for Class A, B, C and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HANSBERGER INTERNATIONAL FUND                   7/1/2006              12/31/2006         7/1/2006 - 12/31/2006
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,149.40                   $7.58
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.15                   $7.12
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,144.90                  $11.62
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.37                  $10.92
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,144.90                  $11.62
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.37                  $10.92

*Expenses are equal to the fund's annualized expense ratio: 1.40%, 2.15% and 2.15% for Class A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HARRIS ASSOCIATES FOCUSED VALUE FUND            7/1/2006              12/31/2006         7/1/2006 - 12/31/2006
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,128.10                   $7.40
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.25                   $7.02
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,123.30                  $11.40
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.47                  $10.82
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,123.30                  $11.40
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.47                  $10.82

*Expenses are equal to the fund's annualized expense ratio: 1.38%, 2.13% and 2.13% for Class A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HARRIS ASSOCIATES LARGE CAP VALUE FUND          7/1/2006              12/31/2006         7/1/2006 - 12/31/2006
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,154.30                   $7.06
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.65                   $6.61
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,150.30                  $11.11
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.87                  $10.41
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,150.50                  $11.11
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.87                  $10.41
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,157.60                   $4.19
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.32                   $3.92

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05%, 2.05% and 0.77% for Class A, B, C and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
IXIS U.S. DIVERSIFIED PORTFOLIO                 7/1/2006              12/31/2006         7/1/2006 - 12/31/2006
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,085.70                   $7.20
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.30                   $6.97
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,082.00                  $11.13
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.52                  $10.76
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,081.90                  $11.12
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.52                  $10.76
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,089.10                   $4.69
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.72                   $4.53

*Expenses are equal to the fund's annualized expense ratio: 1.37%, 2.12%, 2.12% and 0.89% for Class A, B, C and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
IXIS VALUE FUND                                 7/1/2006              12/31/2006         7/1/2006 - 12/31/2006
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,145.70                   $6.98
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.70                   $6.56
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,141.50                  $11.01
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.92                  $10.36
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,141.50                  $11.01
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.92                  $10.36

*Expenses are equal to the fund's annualized expense ratio: 1.29%, 2.04% and 2.04% for Class A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).


                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
VAUGHAN NELSON SMALL CAP VALUE FUND            7/1/2006/1/            12/31/2006        7/1/2006 - 12/31/2006/1/
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,083.50                   $7.88
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.64                   $7.63
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,079.40                  $11.90
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.76                  $11.52
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,079.30                  $11.84
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.81                  $11.47
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,099.40                   $4.74
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,012.20                   $4.54

/1/Class Y commenced operations on August 31, 2006.
*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.50%, 2.27%, 2.26% and 1.35% for Class A, B, C and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, or from commencement of operations for Class Y, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
WESTPEAK CAPITAL GROWTH FUND                    7/1/2006              12/31/2006         7/1/2006 - 12/31/2006
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,092.60                   $7.91
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.64                   $7.63
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,087.40                  $11.84
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.86                  $11.42
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,087.50                  $11.84
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.86                  $11.42

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.50%, 2.25% and 2.25% for Class A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

         CGM ADVISOR TARGETED EQUITY FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2006

   Shares    Description                                           Value (+)
-------------------------------------------------------------------------------
Common Stocks -- 99.0% of Net Assets
             Aerospace & Defense -- 5.1%
     425,000 Boeing Co .(The)                                   $    37,757,000
                                                                ---------------
             Airlines -- 4.6%
     420,000 Ryanair Holdings PLC, Sponsored ADR(b)(c)               34,230,000
                                                                ---------------
             Auto Manufacturers -- 7.0%
     385,000 Toyota Motor Corp., Sponsored ADR(c)                    51,709,350
                                                                ---------------
             Banks -- 10.1%
     690,000 Bank of America Corp.                                   36,839,100
     680,000 Citigroup, Inc.                                         37,876,000
                                                                ---------------
                                                                     74,715,100
                                                                ---------------
             Cosmetics & Personal Care -- 4.2%
     490,000 Procter & Gamble Co.                                    31,492,300
                                                                ---------------
             Diversified Financial Services -- 22.0%
     505,000 Lehman Brothers Holdings, Inc.                          39,450,600
     380,000 MasterCard, Inc., Class A(c)                            37,426,200
     500,000 Merrill Lynch & Co., Inc.                               46,550,000
     495,000 Morgan Stanley(c)                                       40,307,850
                                                                ---------------
                                                                    163,734,650
                                                                ---------------
             Insurance -- 3.7%
     380,000 American International Group, Inc.                      27,230,800
                                                                ---------------
             Machinery -- Diversified -- 5.1%
     400,000 Deere & Co.                                             38,028,000
                                                                ---------------
             Oil & Gas Services -- 11.5%
     260,000 Baker Hughes, Inc.                                      19,411,600
     410,000 ConocoPhillips                                          29,499,500
     580,000 Schlumberger, Ltd.                                      36,632,800
                                                                ---------------
                                                                     85,543,900
                                                                ---------------
             Restaurants -- 5.0%
     840,000 McDonald's Corp.                                        37,237,200
                                                                ---------------
             Retail -- 5.4%
     520,000 J.C. Penney Co., Inc.                                   40,227,200
                                                                ---------------
             Technology -- 4.9%
   1,333,000 Cisco Systems, Inc.(b)                                  36,430,890
                                                                ---------------
             Telecommunications -- 10.4%
     840,000 America Movil SA de C.V., Series L, ADR                 37,984,800
   1,110,000 AT&T, Inc.(c)                                           39,682,500
                                                                ---------------
                                                                     77,667,300
                                                                ---------------
             Total Common Stocks (Identified Cost $674,945,990)     736,003,690
                                                                ---------------

  Principal
   Amount/
   Shares     Description                                                             Value (+)
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 16.4%
$  14,255,000 American Express Credit Corp.,
              5.260%, due 1/02/2007                                                $    14,255,000
  107,341,167 State Street Securities Lending Quality Trust(d)                         107,341,167
                                                                                    ---------------
              Total Short-Term Investments (Identified Cost $121,596,167)              121,596,167
                                                                                    ---------------
              Total Investments -- 115.4%
              (Identified Cost $796,542,157)(a)                                        857,599,857
              Other assets less liabilities -- (15.4)%                                (114,268,474)
                                                                                    ---------------
              Total Net Assets -- 100%                                             $   743,331,383
                                                                                    ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information :
              At December 31, 2006, the net unrealized appreciation on
              investments based on cost of $796,542,157 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                      $    65,757,727
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                           (4,700,027)
                                                                                    ---------------
              Net unrealized appreciation                                          $    61,057,700
                                                                                    ===============
          (b) Non-income producing security.
          (c) All or a portion of this security was on loan to brokers at December 31, 2006.
          (d) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

Holdings at December 31, 2006 as a Percentage of Net Assets (unaudited)

                      Diversified Financial Services 22.0%
                      Oil & Gas Services             11.5
                      Telecommunications             10.4
                      Banks                          10.1
                      Auto Manufacturers              7.0
                      Retail                          5.4
                      Machinery -- Diversified        5.1
                      Aerospace & Defense             5.1
                      Restaurants                     5.0
                      Technology                      4.9
                      Airlines                        4.6
                      Cosmetics & Personal Care       4.2
                      Insurance                       3.7

                See accompanying notes to financial statements.

           HANSBERGER INTERNATIONAL FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2006


   Shares    Description                                                 Value (+)
-------------------------------------------------------------------------------------
Common Stocks -- 99.1% of Net Assets
             Australia -- 2.2%
      17,953 Rio Tinto, Ltd.(c)                                       $     1,045,203
      67,419 Westpac Banking Corp.                                          1,286,366
      47,739 Woodside Petroleum, Ltd.                                       1,430,206
                                                                      ---------------
                                                                            3,761,775
                                                                      ---------------
             Austria -- 0.7%
      15,843 Erste Bank Der Oesterreichischen Sparkassen AG                 1,213,057
                                                                      ---------------
             Belgium -- 0.6%
      14,629 InBev NV                                                         962,567
                                                                      ---------------
             Brazil -- 3.1%
      17,900 Aracruz Celulose SA, Sponsored ADR(c)                          1,096,196
      20,400 Cia Energetica de Minas Gerais, Sponsored ADR(c)                 983,280
      46,800 Cia Vale do Rio Doce, Sponsored ADR                            1,228,500
      19,259 Petroleo Brasileiro SA, ADR                                    1,983,484
                                                                      ---------------
                                                                            5,291,460
                                                                      ---------------
             Canada -- 3.2%
      28,438 Cameco Corp.                                                   1,150,317
      12,630 Celestica, Inc.(b)                                                98,640
      18,400 IGM Financial, Inc.                                              774,720
      20,000 Loblaw Cos., Ltd.                                                836,771
      44,000 Manulife Financial Corp.(c)                                    1,486,760
      13,528 Suncor Energy, Inc.                                            1,067,495
                                                                      ---------------
                                                                            5,414,703
                                                                      ---------------
             China -- 2.0%
   1,408,000 China Petroleum & Chemical Corp., Class H                      1,304,374
     896,000 Datang International Power Generation Co., Ltd., Class H         932,233
     353,000 Foxconn International Holdings, Ltd.(b)                        1,158,118
                                                                      ---------------
                                                                            3,394,725
                                                                      ---------------
             Denmark -- 0.9%
      35,600 Vestas Wind Systems A/S(b)(c)                                  1,498,213
                                                                      ---------------
             Finland -- 1.0%
      36,480 Nokia Oyj                                                        740,803
      46,380 Nokian Renkaat OYJ(c)                                            947,281
                                                                      ---------------
                                                                            1,688,084
                                                                      ---------------
             France -- 8.7%
      27,920 Axa(c)                                                         1,125,498
      11,830 BNP Paribas(c)                                                 1,286,970
      26,780 Carrefour SA(c)                                                1,620,852
      19,500 Credit Agricole SA(c)                                            817,402
      14,069 Electricite de France(c)                                       1,023,005
      50,700 France Telecom SA(c)                                           1,398,824
      10,677 Iliad SA(c)                                                      922,794
       8,975 LVMH Moet Hennessy Louis Vuitton SA(c)                           944,129
       7,130 Schneider Electric SA(c)                                         789,092
      17,740 Suez SA(c)                                                       916,869
      17,360 Total SA(c)                                                    1,249,185
      19,000 Total SA, Sponsored ADR                                        1,366,480
      34,700 Vivendi(c)                                                     1,353,454
                                                                      ---------------
                                                                           14,814,554
                                                                      ---------------
             Germany -- 3.2%
      33,896 Adidas AG                                                      1,688,202
      22,000 Commerzbank AG                                                   831,913
       9,144 RWE AG(c)                                                      1,002,822
      17,500 SAP AG, Sponsored ADR                                            929,250
       7,166 Wacker Chemie AG(b)                                              929,938
                                                                      ---------------
                                                                            5,382,125
                                                                      ---------------

   Shares    Description                                            Value (+)
--------------------------------------------------------------------------------
             Greece -- 1.1%
      25,300 Folli-Follie SA                                     $       996,494
      19,304 National Bank of Greece SA                                  885,439
                                                                 ---------------
                                                                       1,881,933
                                                                 ---------------
             Hong Kong -- 2.7%
     410,000 Cosco Pacific, Ltd.                                         954,948
   2,204,410 Denway Motors, Ltd.                                         892,287
     177,400 Esprit Holdings, Ltd.                                     1,980,513
   1,193,730 Johnson Electric Holdings, Ltd.                             816,742
                                                                 ---------------
                                                                       4,644,490
                                                                 ---------------
             India -- 1.8%
      15,500 HDFC Bank, Ltd. ADR(c)                                    1,169,940
      22,800 Infosys Technologies, Ltd., Sponsored ADR(c)              1,243,968
      34,800 Patni Computer Systems, Ltd. ADR(c)                         709,224
                                                                 ---------------
                                                                       3,123,132
                                                                 ---------------
             Indonesia -- 0.5%
   2,500,000 PT Bank Mandiri                                             810,101
                                                                 ---------------
             Ireland -- 0.6%
      51,797 Anglo Irish Bank Corp. PLC                                1,066,422
                                                                 ---------------
             Israel -- 1.1%
      34,700 Check Point Software Technologies, Ltd.(b)                  760,624
      33,100 Teva Pharmaceutical Industries, Ltd., Sponsored ADR       1,028,748
                                                                 ---------------
                                                                       1,789,372
                                                                 ---------------
             Italy -- 4.3%
      39,920 ENI SpA                                                   1,342,719
     104,882 Saipem SpA(c)                                             2,721,307
     362,020 UniCredito Italiano SpA                                   3,164,690
                                                                 ---------------
                                                                       7,228,716
                                                                 ---------------
             Japan -- 18.3%
      88,000 Ajinomoto Co., Inc., ADR                                  1,163,193
     131,000 Bank of Yokohama, Ltd. (The)                              1,023,109
      24,300 Canon, Inc.(c)                                            1,368,094
      53,000 Chugoku Bank, Ltd. (The)                                    693,578
      43,000 Denso Corp.                                               1,704,983
      21,300 Ibiden Co., Ltd.                                          1,071,340
     216,000 Isuzu Motors, Ltd.(c)                                     1,009,276
     174,000 Joyo Bank, Ltd. (The)                                       960,209
      40,400 JS Group Corp.                                              849,576
         161 KDDI Corp.                                                1,092,968
      52,000 Marui Co., Ltd.(c)                                          605,413
      20,500 Millea Holdings, Inc.                                       726,075
      14,700 Nidec Corp.(c)                                            1,137,698
       5,200 Nintendo Co., Ltd.(c)                                     1,346,220
      76,400 Nissan Motor Co., Ltd.                                      921,896
      19,000 Nitto Denko Corp.(c)                                        949,126
      49,000 Nomura Holdings, Inc.(c)                                    924,373
      56,000 Onward Kashiyama Co., Ltd.                                  713,904
       5,690 ORIX Corp.                                                1,650,054
     230,000 Osaka Gas Co., Ltd.(c)                                      854,877
      53,000 Sharp Corp.(c)                                              911,286
      52,000 Shionogi & Co., Ltd.(c)                                   1,021,236
       8,400 SMC Corp.                                                 1,188,803
      61,000 Sumitomo Corp.                                              913,153
         120 Sumitomo Mitsui Financial Group, Inc.                     1,228,623
      86,000 Sumitomo Trust & Banking Co., Ltd. (The)                    900,455
      12,700 Takeda Pharmaceutical Co., Ltd.                             870,407
      47,400 THK Co., Ltd.(c)                                          1,220,111
      14,500 Toyota Motor Corp.                                          970,441
      11,000 Yamada Denki Co., Ltd.(c)                                   933,695
                                                                 ---------------
                                                                      30,924,172
                                                                 ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2006

   Shares       Description                                                       Value (+)
----------------------------------------------------------------------------------------------
                Luxembourg -- 0.6%
      15,200    Millicom International Cellular SA(b)(c)                       $       936,928
                                                                               ---------------
                Mexico -- 1.8%
      27,000    Cemex SAB de CV, Sponsored ADR(b)                                      914,760
       8,600    Fomento Economico Mexicano, SA de CV, Sponsored ADR                    995,536
      25,976    Wal-Mart de Mexico SA de CV, Sponsored ADR, Series V(c)              1,139,048
                                                                               ---------------
                                                                                     3,049,344
                                                                               ---------------
                Netherlands -- 2.3%
      27,497    ABN AMRO Holding NV                                                    881,518
      20,428    ING Groep NV                                                           902,680
      29,700    Koninklijke (Royal) Philips Electronics NV                           1,116,126
      17,300    Royal Numico NV                                                        929,016
                                                                               ---------------
                                                                                     3,829,340
                                                                               ---------------
                Republic of Korea -- 2.2%
      23,000    Kookmin Bank, Sponsored ADR(b)                                       1,854,720
       1,300    Samsung Electronics Co., Ltd.                                          852,811
       3,066    Samsung Electronics Co., Ltd., GDR, 144A                             1,008,714
                                                                               ---------------
                                                                                     3,716,245
                                                                               ---------------
                Russia -- 0.8%
      33,100    Evraz Group SA, GDR, 144A                                              850,339
       6,060    LUKOIL, Sponsored ADR                                                  529,644
                                                                               ---------------
                                                                                     1,379,983
                                                                               ---------------
                Singapore -- 1.9%
     150,000    DBS Group Holdings, Ltd.                                             2,202,146
      94,000    Keppel Corp., Ltd.                                                   1,074,768
                                                                               ---------------
                                                                                     3,276,914
                                                                               ---------------
                South Africa -- 0.4%
      19,800    Sasol, Ltd.                                                            729,055
                                                                               ---------------
                Spain -- 3.5%
      73,758    Banco Bilbao Vizcaya Argentaria SA                                   1,772,081
     100,816    Banco Santander Central Hispano SA                                   1,877,309
     104,781    Telefonica SA                                                        2,224,582
                                                                               ---------------
                                                                                     5,873,972
                                                                               ---------------
                Sweden -- 0.5%
      69,500    Eniro AB                                                               916,717
                                                                               ---------------
                Switzerland -- 10.4%
      70,260    ABB, Ltd.                                                            1,258,184
      12,400    Ciba Specialty Chemicals AG                                            823,234
      30,055    Credit Suisse Group                                                  2,095,372
      14,530    Holcim, Ltd., ADR                                                    1,328,807
      13,600    Lonza Group AG                                                       1,172,249
       5,856    Nestle SA                                                            2,077,165
      51,541    Novartis AG                                                          2,960,836
       8,918    Roche Holding AG                                                     1,595,551
      65,900    STMicroelectronics NV(c)                                             1,216,642
       7,612    Syngenta AG(b)                                                       1,414,007
       7,471    Synthes, Inc.                                                          888,173
      14,040    UBS AG                                                                 849,668
                                                                               ---------------
                                                                                    17,679,888
                                                                               ---------------
                Taiwan -- 1.2%
     430,590    Taiwan Semiconductor Manufacturing Co., Ltd.                           884,079
     103,259    Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(c)       1,128,621
                                                                               ---------------
                                                                                     2,012,700
                                                                               ---------------
                Thailand -- 0.5%
     237,500    Bangkok Bank PCL                                                       796,657
                                                                               ---------------

   Shares     Description                                                         Value (+)
-----------------------------------------------------------------------------------------------
              United Kingdom -- 17.0%
      496,085 ARM Holdings PLC                                                 $     1,216,680
       17,000 AstraZeneca PLC                                                          911,063
      111,740 Barclays PLC                                                           1,595,436
       40,000 BHP Billiton PLC                                                         732,525
      236,724 British Sky Broadcasting Group PLC                                     2,420,195
       20,884 Carnival PLC                                                           1,055,004
      145,629 Cattles PLC                                                            1,249,113
       42,958 GlaxoSmithKline PLC                                                    1,130,700
       96,152 HBOS PLC                                                               2,125,597
       65,200 HSBC Holdings PLC                                                      1,192,465
      194,477 Kingfisher PLC                                                           906,785
      141,000 Man Group PLC                                                          1,439,211
      136,603 Michael Page International PLC                                         1,206,493
      281,020 Old Mutual PLC                                                           956,442
      116,755 Prudential PLC                                                         1,595,144
       20,484 Reckitt Benckiser PLC                                                    934,429
      142,000 Reuters Group PLC                                                      1,234,334
       24,407 Royal Bank of Scotland Group PLC                                         949,885
      384,270 Signet Group PLC                                                         895,437
      241,870 Smith & Nephew PLC                                                     2,523,075
      122,476 Tesco PLC                                                                967,866
      544,183 Vodafone Group PLC                                                     1,502,867
                                                                               ---------------
                                                                                    28,740,746
                                                                               ---------------
              Total Common Stocks (Identified Cost $128,438,127)                   167,828,090
                                                                               ---------------
   Shares/
  Principal
   Amount
-----------------------------------------------------------------------------------------------
Short-Term Investments -- 22.7%
   37,301,240 State Street Securities Lending Quality Trust(d)                      37,301,240
$   1,199,826 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/29/2006 at 4.250% to be repurchased at
              $1,200,392 on 1/02/2007, collateralized by $970,000 U.S.
              Treasury Bond, 7.125% due 2/15/2023 valued at $1,230,312
              including accrued interest                                             1,199,826
                                                                               ---------------
              Total Short-Term Investments (Identified Cost $38,501,066)            38,501,066
                                                                               ---------------
              Total Investments -- 121.8%
              (Identified Cost $166,939,193)(a)                                    206,329,156
              Other assets less liabilities--(21.8)%                               (36,957,217)
                                                                               ---------------
              Net Assets -- 100%                                               $   169,371,939
                                                                               ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information:
              At December 31, 2006, the net unrealized appreciation on
              investments based on cost of $169,028,170 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                  $    38,671,591
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                       (1,370,605)
                                                                               ---------------
              Net unrealized appreciation                                      $    37,300,986
                                                                               ===============
          (b) Non-income producing security.
          (c) All or a portion of this security was on loan to brokers at December 31, 2006.
          (d) Represents investment of securities lending collateral.

                See accompanying notes to financial statements.

Investments as of December 31, 2006

ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.
   144A Securities exempt from registration under Rule 144A of the Securities
        Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these amounted to $1,859,053 or 1.1% of net assets.

Holdings at December 31, 2006 as a Percentage of Net Assets (unaudited)

                    Banks                             20.5%
                    Oil & Gas                          6.5
                    Pharmaceuticals                    5.6
                    Telecommunications                 5.4
                    Food                               4.5
                    Diversified Financial Services     4.1
                    Insurance                          4.0
                    Semiconductors                     3.7
                    Media                              3.5
                    Retail                             3.2
                    Chemicals                          3.1
                    Electrical Components & Equipment  2.4
                    Electric                           2.3
                    Auto Manufacturers                 2.2
                    Hand & Machine Tools               2.1
                    Health Care -- Products            2.0
                    Other, less than 2% each          24.0

                See accompanying notes to financial statements.

       HARRIS ASSOCIATES FOCUSED VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2006

   Shares    Description                                    Value (+)
------------------------------------------------------------------------
Common Stocks -- 100.2% of Net Assets
             Aerospace & Defense -- 2.7%
     117,400 Raytheon Co.                                $     6,198,720
                                                         ---------------
             Apparel -- 4.9%
     257,600 Liz Claiborne, Inc.                              11,195,296
                                                         ---------------
             Apparel Retailers -- 5.0%
     363,600 Timberland Co.(b)                                11,482,488
                                                         ---------------
             Beverages -- 3.1%
      92,000 Molson Coors Brewing Co.                          7,032,480
                                                         ---------------
             Chemicals -- 3.1%
     142,700 International Flavors & Fragrances, Inc.(c)       7,015,132
                                                         ---------------
             Cosmetics & Personal Care -- 3.5%
     193,700 Estee Lauder Cos., Inc. (The), Class A            7,906,834
                                                         ---------------
             Distribution & Wholesale -- 5.0%
     162,900 CDW Corp.                                        11,455,128
                                                         ---------------
             Diversified Financial Services -- 3.0%
      85,800 Morgan Stanley                                    6,986,694
                                                         ---------------
             Hand & Machine Tools -- 1.3%
      36,000 Black & Decker Corp. (The)                        2,878,920
                                                         ---------------
             Health Care -- Products -- 3.9%
     173,100 Bausch & Lomb, Inc.(c)                            9,011,586
                                                         ---------------
             Health Care -- Services -- 2.3%
     754,600 Tenet Healthcare Corp.(b)(c)                      5,259,562
                                                         ---------------
             Home Builders -- 3.4%
     293,100 D.R. Horton, Inc.                                 7,764,219
                                                         ---------------
             Insurance -- 4.7%
     367,700 Conseco, Inc.(b)                                  7,346,646
      49,300 PartnerRe, Ltd.(c)                                3,501,779
                                                         ---------------
                                                              10,848,425
                                                         ---------------
             Leisure Time -- 1.5%
      47,300 Harley-Davidson, Inc.                             3,333,231
                                                         ---------------
             Lodging & Gaming -- 2.0%
      55,800 Harrah's Entertainment, Inc.                      4,615,776
                                                         ---------------
             Manufacturing -- 3.7%
     276,400 Tyco International, Ltd.                          8,402,560
                                                         ---------------
             Media -- 14.1%
     260,700 Cablevision Systems Corp., Class A                7,424,736
     504,220 Discovery Holding Co.(b)                          8,112,900
     192,400 EW Scripps Co.(c)                                 9,608,456
     327,900 Time Warner, Inc.                                 7,141,662
                                                         ---------------
                                                              32,287,754
                                                         ---------------
             Oil & Gas -- 1.1%
      54,000 EnCana Corp.                                      2,481,300
                                                         ---------------
             Pharmaceuticals -- 2.9%
     173,500 Omnicare, Inc.(c)                                 6,702,305
                                                         ---------------
             Restaurants -- 9.0%
     231,700 McDonald's Corp.                                 10,271,261
     176,200 Yum! Brands, Inc.                                10,360,560
                                                         ---------------
                                                              20,631,821
                                                         ---------------
             Savings & Loans - 8.1%
     399,315 Sovereign Bancorp, Inc.                          10,138,608
     183,300 Washington Mutual, Inc.                           8,338,317
                                                         ---------------
                                                              18,476,925
                                                         ---------------

   Shares    Description                                                         Value (+)
----------------------------------------------------------------------------------------------
             Semiconductors -- 11.9%
     561,000 Intel Corp.                                                      $    11,360,250
     133,800 International Rectifier Corp.(b)                                       5,155,314
     470,100 National Semiconductor Corp.                                          10,671,270
                                                                              ---------------
                                                                                   27,186,834
                                                                              ---------------
             Total Common Stocks (Identified Cost $193,888,141)                   229,153,990
                                                                              ---------------
   Shares
----------------------------------------------------------------------------------------------
Short-Term Investments -- 14.6%
  33,336,293 State Street Securities Lending Quality Trust(d)
             (Identified Cost $33,336,293)                                         33,336,293
                                                                              ---------------
             Total Investments -- 114.8%
             (Identified Cost $227,224,434)(a)                                    262,490,283
             Other assets less liabilities -- (14.8)%                             (33,903,964)
                                                                              ---------------
             Total Net Assets -- 100%                                         $   228,586,319
                                                                              ===============
         (+) See Note 2a of Notes to Financial Statements.
         (a) Federal Tax Information:
             At December 31, 2006, the unrealized appreciation on investments based on cost of $227,235,315 for federal income tax purposes was as follows:
             Aggregate gross unrealized appreciation
             for all investments in which there is an
             excess of value over tax cost                                    $    38,677,691
             Aggregate gross unrealized depreciation for
             all investments in which there is an excess
             of tax cost over value                                                (3,422,723)
                                                                              ---------------
             Net unrealized appreciation                                      $    35,254,968
                                                                              ===============
         (b) Non-income producing security.
         (c) All or a portion of this security was on loan to brokers at December 31, 2006.
         (d) Represents investment of securities lending collateral.

Holdings at December 31, 2006 as a Percentage of Net Assets (unaudited)

                      Media                          14.1%
                      Semiconductors                 11.9
                      Restaurants                     9.0
                      Savings & Loans                 8.1
                      Apparel Retailers               5.0
                      Distribution & Wholesale        5.0
                      Apparel                         4.9
                      Insurance                       4.7
                      Health Care -- Products         3.9
                      Manufacturing                   3.7
                      Cosmetics & Personal Care       3.5
                      Home Builders                   3.4
                      Beverages                       3.1
                      Chemicals                       3.1
                      Diversified Financial Services  3.0
                      Pharmaceuticals                 2.9
                      Aerospace & Defense             2.7
                      Health Care -- Services         2.3
                      Lodging & Gaming                2.0
                      Others, less than 2% each       3.9

                See accompanying notes to financial statements.

      HARRIS ASSOCIATES LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2006

   Shares       Description                                   Value (+)
--------------------------------------------------------------------------
Common Stocks -- 97.8% of Net Assets
                Aerospace & Defense -- 4.5%
      87,200    Honeywell International, Inc.              $     3,944,928
     155,000    Raytheon Co.                                     8,184,000
                                                           ---------------
                                                                12,128,928
                                                           ---------------
                Athletic Footwear -- 1.7%
      47,600    NIKE, Inc., Class B                              4,713,828
                                                           ---------------
                Banks -- 2.8%
     119,700    Mellon Financial Corp.                           5,045,355
      71,200    U.S. Bancorp                                     2,576,728
                                                           ---------------
                                                                 7,622,083
                                                           ---------------
                Beverages -- 2.1%
      58,900    Coca-Cola Co. (The)                              2,841,925
      34,300    Diageo PLC, Sponsored ADR                        2,720,333
                                                           ---------------
                                                                 5,562,258
                                                           ---------------
                Chemicals -- 1.9%
     129,700    Dow Chemical Co. (The)                           5,180,218
                                                           ---------------
                Computers -- 10.4%
     462,100    Dell, Inc.(b)                                   11,594,089
     261,500    Hewlett-Packard Co.                             10,771,185
   1,081,800    Sun Microsystems, Inc.(b)                        5,863,356
                                                           ---------------
                                                                28,228,630
                                                           ---------------
                Diversified Financial Services -- 13.8%
     129,900    American Express Co.                             7,881,033
     143,300    Citigroup, Inc.                                  7,981,810
     212,000    JPMorgan Chase & Co.                            10,239,600
     136,600    Morgan Stanley                                  11,123,338
                                                           ---------------
                                                                37,225,781
                                                           ---------------
                Health Care -- Products -- 1.3%
      68,000    Medtronic, Inc.                                  3,638,680
                                                           ---------------
                Home Builders -- 1.8%
      39,900    Lennar Corp., Class A                            2,093,154
      87,200    Pulte Homes, Inc.(c)                             2,888,064
                                                           ---------------
                                                                 4,981,218
                                                           ---------------
                Household Products & Wares -- 2.0%
      63,200    Fortune Brands, Inc.                             5,396,648
                                                           ---------------
                Insurance -- 1.9%
      54,300    Aflac, Inc.                                      2,497,800
     114,500    Progressive Corp.                                2,773,190
                                                           ---------------
                                                                 5,270,990
                                                           ---------------
                Leisure Time -- 5.8%
     188,000    Carnival Corp.                                   9,221,400
      92,200    Harley-Davidson, Inc.(c)                         6,497,334
                                                           ---------------
                                                                15,718,734
                                                           ---------------
                Manufacturing -- 4.2%
     370,100    Tyco International, Ltd.                        11,251,040
                                                           ---------------
                Media -- 12.8%
      45,510    Liberty Media Corp. - Capital, Series A(b)       4,459,070
     550,400    Time Warner, Inc.                               11,987,712
     282,200    Viacom, Inc., Class B(b)                        11,578,666
     196,700    Walt Disney Co. (The)                            6,740,909
                                                           ---------------
                                                                34,766,357
                                                           ---------------

   Shares     Description                                                         Value (+)
-----------------------------------------------------------------------------------------------
              Office & Business Equipment -- 1.0%
      164,500 Xerox Corp.(b)                                                   $     2,788,275
                                                                               ---------------
              Pharmaceuticals -- 3.0%
       47,100 Abbott Laboratories                                                    2,294,241
      248,900 Schering-Plough Corp.                                                  5,883,996
                                                                               ---------------
                                                                                     8,178,237
                                                                               ---------------
              Restaurants -- 5.3%
      320,800 McDonald's Corp.                                                      14,221,064
                                                                               ---------------
              Retail -- 6.9%
      200,200 Home Depot, Inc.                                                       8,040,032
       71,800 Limited Brands, Inc.                                                   2,077,892
      184,500 Wal-Mart Stores, Inc.                                                  8,520,210
                                                                               ---------------
                                                                                    18,638,134
                                                                               ---------------
              Savings & Loans -- 3.3%
      197,500 Washington Mutual, Inc.                                                8,984,275
                                                                               ---------------
              Semiconductors -- 6.1%
      530,100 Intel Corp.                                                           10,734,525
      196,200 Texas Instruments, Inc.                                                5,650,560
                                                                               ---------------
                                                                                    16,385,085
                                                                               ---------------
              Telecommunications -- 1.0%
      140,000 Sprint Nextel Corp.                                                    2,644,600
                                                                               ---------------
              Transportation -- 4.2%
      122,400 Union Pacific Corp.                                                   11,263,248
                                                                               ---------------
              Total Common Stocks (Identified Cost $210,769,135)                   264,788,311
                                                                               ---------------
   Shares/
  Principal
   Amount
-----------------------------------------------------------------------------------------------
Short-Term Investments -- 3.0%
    1,558,900 State Street Securities Lending Quality Trust(d)                       1,558,900
$   6,664,902 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/29/2006 at 4.250% to be repurchased at
              $6,668,050 on 1/2/2007, collateralized by $5,360,000 U.S.
              Treasury Note, 7.125% due 2/15/2023 valued at $6,798,426
              including accrued interest                                             6,664,902
                                                                               ---------------
              Total Short-Term Investments (Identified Cost $8,223,802)              8,223,802
                                                                               ---------------
              Total Investments -- 100.8%
              (Identified Cost $218,992,937)(a)                                    273,012,113
              Other assets less liabilities -- (0.8)%                               (2,258,670)
                                                                               ---------------
              Total Net Assets -- 100%                                         $   270,753,443
                                                                               ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information:
              At December 31, 2006, the net unrealized appreciation on
              investments based on cost of $219,055,011 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost.                 $    58,779,493
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value.                      (4,822,391)
                                                                               ---------------
              Net unrealized appreciation                                      $    53,957,102
                                                                               ===============
          (b) Non-income producing security.
          (c) All or a portion of this security was on loan to brokers at December 31, 2006.

                See accompanying notes to financial statements.

Investments as of December 31, 2006

(d) Represents investment of securities lending collateral.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at December 31, 2006 as a Percentage of Net Assets (unaudited)

                      Diversified Financial Services 13.8%
                      Media                          12.8
                      Computers                      10.4
                      Retail                          6.9
                      Semiconductors                  6.1
                      Leisure Time                    5.8
                      Restaurants                     5.3
                      Aerospace & Defense             4.5
                      Transportation                  4.2
                      Manufacturing                   4.2
                      Savings & Loans                 3.3
                      Pharmaceuticals                 3.0
                      Banks                           2.8
                      Beverages                       2.1
                      Household Products & Wares      2.0
                      Other, less than 2% each       10.6

                See accompanying notes to financial statements.

          IXIS U.S. DIVERSIFIED PORTFOLIO -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2006

   Shares    Description                                     Value (+)
------------------------------------------------------------------------
Common Stocks -- 99.0% of Net Assets
             Advertising -- 0.3%
       2,200 Interpublic Group of Co., Inc. (The)(b)(c)    $      26,928
      29,700 Lamar Advertising Co., Class A(b)                 1,942,083
                                                           -------------
                                                               1,969,011
                                                           -------------
             Aerospace & Defense -- 2.3%
      58,100 Honeywell International, Inc.                     2,628,444
      13,300 Lockheed Martin Corp.                             1,224,531
     103,300 Raytheon Co.                                      5,454,240
      31,000 Rockwell Collins, Inc.                            1,961,990
      48,850 Spirit Aerosystems Holdings, Inc., Class A(b)     1,635,009
      20,600 United Technologies Corp.                         1,287,912
                                                           -------------
                                                              14,192,126
                                                           -------------
             Apparel -- 1.6%
      67,800 Coach, Inc.(b)                                    2,912,688
      45,825 Guess ?, Inc.(b)                                  2,906,680
      81,750 Hanesbrands, Inc.(b)                              1,930,935
      23,500 Polo Ralph Lauren Corp.                           1,825,010
                                                           -------------
                                                               9,575,313
                                                           -------------
             Athletic Footwear -- 0.8%
      47,300 NIKE, Inc., Class B                               4,684,119
                                                           -------------
             Banks -- 4.3%
      42,600 Bank of America Corp.                             2,274,414
      55,200 BOK Financial Corp.                               3,034,896
     131,000 Colonial BancGroup, Inc.                          3,371,940
      95,188 Dearborn Bancorp, Inc.(b)                         1,808,567
      67,925 East West Bancorp, Inc.(c)                        2,405,903
      33,650 Greenhill & Co., Inc.(c)                          2,483,370
      79,600 Mellon Financial Corp.                            3,355,140
      87,325 Security Bank Corp.(c)                            1,992,757
      24,900 State Street Corp.                                1,679,256
     159,500 Superior Bancorp(b)(c)                            1,808,730
      47,500 U.S. Bancorp                                      1,719,025
                                                           -------------
                                                              25,933,998
                                                           -------------
             Beverages -- 0.9%
      39,200 Coca-Cola Co. (The)                               1,891,400
      23,200 Diageo PLC, Sponsored ADR                         1,839,992
      23,300 PepsiCo, Inc.                                     1,457,415
                                                           -------------
                                                               5,188,807
                                                           -------------
             Biotechnology -- 1.3%
      21,000 Amgen, Inc.(b)                                    1,434,510
      35,400 Celgene Corp.(b)                                  2,036,562
      31,100 Genentech, Inc.(b)                                2,523,143
      42,800 PDL BioPharma, Inc.(b)(c)                           861,992
      22,300 Vertex Pharmaceuticals, Inc.(b)                     834,466
                                                           -------------
                                                               7,690,673
                                                           -------------
             Building Materials -- 1.3%
      58,325 Armstrong World Industries, Inc.(b)               2,472,397
     177,225 Comfort Systems USA, Inc.                         2,240,124
      51,100 Texas Industries, Inc.(c)                         3,282,153
                                                           -------------
                                                               7,994,674
                                                           -------------
             Chemicals -- 2.5%
      32,700 Air Products & Chemicals, Inc.                    2,298,156
      51,775 Airgas, Inc.                                      2,097,923
     141,925 Chemtura Corp.                                    1,366,738
      29,350 Cytec Industries, Inc.                            1,658,568
      85,200 Dow Chemical Co. (The)                            3,402,888

   Shares    Description                                  Value (+)
---------------------------------------------------------------------
             Chemicals -- continued
      40,875 Ecolab, Inc.                               $   1,847,550
      42,100 Praxair, Inc.(c)                               2,497,793
                                                        -------------
                                                           15,169,616
                                                        -------------
             Commercial Services -- 2.3%
      16,335 Avis Budget Group, Inc.                          354,306
      13,625 Corporate Executive Board Co.(c)               1,194,913
     110,900 Exponent, Inc.(b)(c)                           2,069,394
      82,950 Interactive Data Corp.                         1,994,118
     188,050 Live Nation, Inc.(b)(c)                        4,212,320
      37,400 Paychex, Inc.                                  1,478,796
      95,375 Rent-A-Center, Inc.(b)                         2,814,516
                                                        -------------
                                                           14,118,363
                                                        -------------
             Computers -- 4.0%
      72,925 Cognizant Technology Solutions Corp.(b)        5,626,893
     307,900 Dell, Inc.(b)                                  7,725,211
     174,300 Hewlett-Packard Co.                            7,179,417
     719,500 Sun Microsystems, Inc.(b)                      3,899,690
                                                        -------------
                                                           24,431,211
                                                        -------------
             Computers & Peripherals -- 0.2%
      22,800 Seagate Technology(c)                            604,200
      28,300 Western Digital Corp.(b)                         579,018
                                                        -------------
                                                            1,183,218
                                                        -------------
             Cosmetics & Personal Care -- 0.7%
     114,150 Alberto-Culver Co.                             2,448,518
      29,300 Procter & Gamble Co.                           1,883,111
                                                        -------------
                                                            4,331,629
                                                        -------------
             Diversified Financial Services -- 9.4%
      24,175 Affiliated Managers Group, Inc.(b)(c)          2,541,518
      86,600 American Express Co.                           5,254,022
     119,300 Charles Schwab Corp. (The)                     2,307,262
       7,875 Chicago Mercantile Exchange Holdings, Inc.     4,014,281
     118,800 Citigroup, Inc.                                6,617,160
      13,800 Franklin Resources, Inc.                       1,520,346
       8,800 Goldman Sachs Group, Inc.                      1,754,280
      35,725 Intercontinental Exchange, Inc.(b)             3,854,727
      25,550 International Securities Exchange, Inc.(c)     1,195,485
     178,900 JPMorgan Chase & Co.                           8,640,870
      41,300 Lazard, Ltd., Class A(c)                       1,955,142
      91,000 Morgan Stanley                                 7,410,130
      81,550 Nasdaq Stock Market, Inc.(b)                   2,510,925
      63,650 National Financial Partners Corp.              2,798,690
      43,650 Nuveen Investments, Class A(c)                 2,264,562
       8,075 Nymex Holdings, Inc.(b)(c)                     1,001,381
      18,800 NYSE Group, Inc.(b)(c)                         1,827,360
                                                        -------------
                                                           57,468,141
                                                        -------------
             Electric -- 2.8%
     104,350 AES Corp. (The)(b)                             2,299,874
      53,516 Allete, Inc.                                   2,490,635
     203,775 CMS Energy Corp.(b)                            3,403,042
      80,475 MDU Resources Group, Inc.                      2,063,379
      76,600 NRG Energy, Inc.(b)(c)                         4,290,366
      79,850 Portland General Electric Co.(c)               2,175,913
                                                        -------------
                                                           16,723,209
                                                        -------------
             Electrical Components & Equipment -- 1.5%
     104,887 AMETEK, Inc.                                   3,339,602
      41,200 Emerson Electric Co.                           1,816,508

                See accompanying notes to financial statements.

Investments as of December 31, 2006

   Shares    Description                                      Value (+)
-------------------------------------------------------------------------
             Electrical Components & Equipment -- continued
      58,075 General Cable Corp.(b)                         $   2,538,458
      37,750 Hubbell, Inc., Class B                             1,706,678
                                                            -------------
                                                                9,401,246
                                                            -------------
             Electronics -- 2.1%
      54,350 Amphenol Corp., Class A(c)                         3,374,048
     136,525 Avnet, Inc.(b)                                     3,485,483
      43,350 Mettler Toledo International, Inc.(b)              3,418,148
     114,575 PerkinElmer, Inc.                                  2,547,002
                                                            -------------
                                                               12,824,681
                                                            -------------
             Engineering & Construction -- 1.2%
       8,700 Fluor Corp.                                          710,355
       7,000 Jacobs Engineering Group, Inc.(b)                    570,780
      48,435 KBR, Inc.(b)(c)                                    1,267,060
      61,900 McDermott International, Inc.(b)                   3,148,234
      28,375 Washington Group International, Inc.(b)            1,696,541
                                                            -------------
                                                                7,392,970
                                                            -------------
             Entertainment -- 0.5%
      66,100 International Game Technology                      3,053,820
                                                            -------------
             Environmental Control -- 0.6%
      51,500 Nalco Holding Co.(b)                               1,053,690
      35,350 Stericycle, Inc.(b)                                2,668,925
                                                            -------------
                                                                3,722,615
                                                            -------------
             Food -- 0.6%
      75,850 Spartan Stores, Inc.                               1,587,541
     172,550 Winn-Dixie Stores, Inc.(b)                         2,329,425
                                                            -------------
                                                                3,916,966
                                                            -------------
             Forest Products & Paper -- 0.5%
      69,688 Potlatch Corp.(c)                                  3,053,728
                                                            -------------
             Gas -- 1.0%
      46,050 Oneok, Inc.                                        1,985,676
     141,850 UGI Corp.                                          3,869,668
                                                            -------------
                                                                5,855,344
                                                            -------------
             Health Care - Capital Equipment -- 0.3%
      40,200 Thermo Fisher Scientific, Inc.(b)                  1,820,658
                                                            -------------
             Health Care - Products -- 2.1%
      15,900 Alcon, Inc.                                        1,777,143
      53,525 Beckman Coulter, Inc.(c)                           3,200,795
      23,775 C.R. Bard, Inc.                                    1,972,612
      46,775 Hologic, Inc.(b)                                   2,211,522
       5,900 Intuitive Surgical, Inc.(b)(c)                       565,810
      45,000 Medtronic, Inc.                                    2,407,950
      12,100 Varian Medical Systems, Inc.(b)                      575,597
                                                            -------------
                                                               12,711,429
                                                            -------------
             Health Care - Services -- 0.6%
      10,600 Covance, Inc.(b)                                     624,446
       8,800 Laboratory Corp. of America Holdings(b)(c)           646,536
       9,300 Quest Diagnostics, Inc.                              492,900
      41,175 Triad Hospitals, Inc.(b)                           1,722,350
                                                            -------------
                                                                3,486,232
                                                            -------------
             Home Builders -- 0.8%
      26,600 Lennar Corp., Class A(c)                           1,395,436
      57,700 Pulte Homes, Inc.                                  1,911,024
      44,900 Winnebago Industries(c)                            1,477,659
                                                            -------------
                                                                4,784,119
                                                            -------------

   Shares    Description                                  Value (+)
---------------------------------------------------------------------
             Household Products & Wares -- 1.6%
      57,225 Church & Dwight Co., Inc.                  $   2,440,646
      42,100 Fortune Brands, Inc.                           3,594,919
     165,550 Fossil, Inc.(b)(c)                             3,738,119
                                                        -------------
                                                            9,773,684
                                                        -------------
             Insurance -- 2.9%
      36,100 Aflac, Inc.                                    1,660,600
     243,525 AmCOMP, Inc.(b)                                2,676,340
      24,800 American International Group, Inc.             1,777,168
      65,125 Assurant, Inc.                                 3,598,156
      25,175 Navigators Group, Inc.(b)                      1,212,931
      76,500 Progressive Corp.                              1,852,830
      52,100 Protective Life Corp.                          2,474,750
      60,600 United Fire & Casualty Co.                     2,136,150
                                                        -------------
                                                           17,388,925
                                                        -------------
             Internet -- 3.4%
     106,200 Akamai Technologies, Inc.(b)(c)                5,641,344
      19,200 Ctrip.com International, Ltd., ADR(c)          1,199,616
      39,975 F5 Networks, Inc.(b)                           2,966,545
       5,800 Google, Inc., Class A(b)                       2,670,784
     131,500 McAfee, Inc.(b)                                3,731,970
     186,400 NetRatings, Inc.(b)(c)                         3,263,864
      47,400 Yahoo!, Inc.(b)                                1,210,596
                                                        -------------
                                                           20,684,719
                                                        -------------
             Iron & Steel -- 0.2%
      30,975 Chaparral Steel Co.                            1,371,263
                                                        -------------
             Leisure Time -- 1.7%
     125,100 Carnival Corp.                                 6,136,155
      61,400 Harley-Davidson, Inc.(c)                       4,326,858
                                                        -------------
                                                           10,463,013
                                                        -------------
             Lodging & Gaming -- 1.3%
      59,127 Melco PBL Entertainment, Ltd., ADR(b)(c)       1,257,040
     135,870 Wyndham Worldwide Corp.(b)                     4,350,557
      22,475 Wynn Resorts, Ltd.(c)                          2,109,279
                                                        -------------
                                                            7,716,876
                                                        -------------
             Machinery - Diversified -- 1.0%
      79,450 Albany International Corp., Class A            2,614,699
      12,000 Textron, Inc.                                  1,125,240
      80,500 Wabtec Corp.                                   2,445,590
                                                        -------------
                                                            6,185,529
                                                        -------------
             Manufacturing -- 2.7%
      65,000 Actuant Corp., Class A(c)                      3,097,250
     122,400 General Electric Co.                           4,554,504
      42,600 Pall Corp.                                     1,471,830
     246,200 Tyco International, Ltd.                       7,484,480
                                                        -------------
                                                           16,608,064
                                                        -------------
             Media -- 5.0%
      89,850 Idearc, Inc.(b)                                2,574,202
      30,305 Liberty Media Corp. - Capital, Series A(b)     2,969,284
      42,300 Rogers Communications, Inc., Class B           2,521,080
     366,400 Time Warner, Inc.                              7,980,192
     187,900 Viacom, Inc., Class B(b)                       7,709,537
     189,700 Walt Disney Co. (The)                          6,501,019
                                                        -------------
                                                           30,255,314
                                                        -------------
             Metal Fabricate & Hardware -- 0.6%
      48,100 Precision Castparts Corp.                      3,765,268
                                                        -------------

                See accompanying notes to financial statements.

Investments as of December 31, 2006

   Shares    Description                               Value (+)
------------------------------------------------------------------
             Metals -- 0.5%
      34,775 Allegheny Technologies, Inc.(c)         $   3,153,397
                                                     -------------
             Mining -- 0.3%
     140,300 Yamana Gold, Inc.(c)                        1,849,154
                                                     -------------
             Office & Business Equipment -- 0.3%
     109,500 Xerox Corp.(b)                              1,856,025
                                                     -------------
             Office Furnishings -- 0.4%
     176,889 Interface, Inc., Class A(b)                 2,515,362
                                                     -------------
             Oil & Gas -- 0.7%
      47,175 Delta Petroleum Corp.(b)(c)                 1,092,573
      55,100 Southwestern Energy Co.(b)                  1,931,255
      18,300 Transocean, Inc.(b)                         1,480,287
                                                     -------------
                                                         4,504,115
                                                     -------------
             Oil & Gas Services -- 3.2%
      16,200 Baker Hughes, Inc.                          1,209,492
      10,500 Cameron International Corp.(b)(c)             557,025
      28,150 Dril-Quip, Inc.(b)                          1,102,354
      37,875 FMC Technologies, Inc.(b)(c)                2,334,236
      44,800 Grant Prideco, Inc.(b)(c)                   1,781,696
      37,100 Halliburton Co.                             1,151,955
     101,150 Helix Energy Solutions Group, Inc.(b)       3,173,075
      32,400 National Oilwell Varco, Inc.(b)             1,982,232
      25,000 Noble Corp.                                 1,903,750
      21,200 Schlumberger, Ltd.                          1,338,992
      28,450 Universal Compression Holdings, Inc.(b)     1,767,030
      26,600 Weatherford International, Ltd.(b)          1,111,614
                                                     -------------
                                                        19,413,451
                                                     -------------
             Pharmaceuticals -- 2.5%
      31,400 Abbott Laboratories                         1,529,494
      22,100 GlaxoSmithKline PLC, ADR                    1,165,996
      64,025 Hospira, Inc.(b)                            2,149,960
      39,025 Medicines Co.(b)                            1,237,873
      35,000 Novartis AG, (CHF)                          2,017,850
      10,400 Novartis AG, ADR                              597,376
       6,700 Roche Holding AG, (CHF)                     1,201,436
     165,900 Schering-Plough Corp.                       3,921,876
      22,275 Shire PLC, ADR                              1,375,704
                                                     -------------
                                                        15,197,565
                                                     -------------
             Pipelines -- 0.2%
      15,925 Questar Corp.                               1,322,571
                                                     -------------
             Real Estate -- 0.8%
      20,850 Jones Lang LaSalle, Inc.                    1,921,744
     100,662 Realogy Corp.(b)(c)                         3,052,072
                                                     -------------
                                                         4,973,816
                                                     -------------
             REITs -- Financial Services -- 0.5%
      63,850 CBL & Associates Properties, Inc.           2,767,898
                                                     -------------
             REITs -- Shopping Centers -- 0.6%
      62,225 Developers Diversified Realty Corp.(c)      3,917,064
                                                     -------------
             Restaurants -- 1.9%
     213,500 McDonald's Corp.                            9,464,455
      35,600 Yum! Brands, Inc.                           2,093,280
                                                     -------------
                                                        11,557,735
                                                     -------------
             Retail -- 5.9%
      38,100 American Eagle Outfitters, Inc.(c)          1,189,101
      73,825 Applebee's International, Inc.(c)           1,821,263
      25,600 Best Buy Co., Inc.(c)                       1,259,264

   Shares    Description                                                   Value (+)
--------------------------------------------------------------------------------------
             Retail -- continued
     100,675 CEC Entertainment, Inc.(b)                                  $   4,052,169
      47,575 GameStop Corp., Class A(b)(c)                                   2,621,858
     132,400 Home Depot, Inc.                                                5,317,184
      26,000 Kohl's Corp.(b)                                                 1,779,180
      71,900 Limited Brands, Inc.                                            2,080,786
      24,200 Nordstrom, Inc.                                                 1,194,028
      73,225 Petsmart, Inc.                                                  2,113,273
      85,450 Staples, Inc.                                                   2,281,515
      71,200 Starbucks Corp.(b)                                              2,521,904
      34,900 Target Corp.                                                    1,991,045
     123,200 Wal-Mart Stores, Inc.                                           5,689,376
                                                                         -------------
                                                                            35,911,946
                                                                         -------------
             Savings & Loans -- 1.0%
     131,500 Washington Mutual, Inc.                                         5,981,935
                                                                         -------------
             Semiconductors -- 2.5%
     352,900 Intel Corp.                                                     7,146,225
      56,425 NVIDIA Corp.(b)                                                 2,088,289
     273,025 ON Semiconductor Corp.(b)(c)                                    2,066,799
     130,800 Texas Instruments, Inc.                                         3,767,040
                                                                         -------------
                                                                            15,068,353
                                                                         -------------
             Software -- 3.7%
      35,400 Activision, Inc.(b)                                               610,296
      28,500 Adobe Systems, Inc.(b)                                          1,171,920
      61,400 Autodesk, Inc.(b)                                               2,484,244
      27,850 Dun & Bradstreet Corp.(b)                                       2,305,701
      20,100 Electronic Arts, Inc.(b)                                        1,012,236
      86,700 Fidelity National Information Services, Inc.                    3,475,803
      37,100 Infosys Technologies, Ltd., Sponsored ADR(c)                    2,024,176
     101,600 Oracle Corp.(b)                                                 1,741,424
      62,550 Salesforce.com, Inc.(b)                                         2,279,947
      32,600 SAP AG, Sponsored ADR                                           1,731,060
      79,800 Satyam Computer Services, Ltd.(c)                               1,915,998
      80,175 Sybase, Inc.(b)                                                 1,980,323
                                                                         -------------
                                                                            22,733,128
                                                                         -------------
             Telecommunications -- 4.8%
      68,125 ADTRAN, Inc.(c)                                                 1,546,438
      48,675 American Tower Corp., Class A(b)                                1,814,604
     130,900 Cisco Systems, Inc.(b)                                          3,577,497
     111,100 Corning, Inc.(b)                                                2,078,681
      64,725 Embarq Corp.                                                    3,401,946
      67,325 Harris Corp.                                                    3,087,524
      53,125 Hutchison Telecommunications International, Ltd., ADR(b)(c)     2,035,750
      33,125 Leap Wireless International, Inc.(b)                            1,969,944
      24,475 Millicom International Cellular SA(b)(c)                        1,508,639
      52,200 Motorola, Inc.                                                  1,073,232
      47,550 NII Holdings, Inc., Class B(b)(c)                               3,064,122
      55,000 QUALCOMM, Inc.                                                  2,078,450
      93,500 Sprint Nextel Corp.                                             1,766,215
                                                                         -------------
                                                                            29,003,042
                                                                         -------------
             Transportation -- 2.2%
      62,425 Horizon Lines, Inc., Class A(c)                                 1,682,978
     135,800 Laidlaw International, Inc.                                     4,132,394
      81,500 Union Pacific Corp.                                             7,499,631
                                                                         -------------
                                                                            13,315,003
                                                                         -------------
             Water -- 0.1%
      16,000 Connecticut Water Service, Inc.                                   364,000
                                                                         -------------
             Total Common Stocks (Identified Cost $490,547,239)            602,296,131
                                                                         -------------

                See accompanying notes to financial statements.

Investments as of December 31, 2006

   Shares/
  Principal
   Amount     Description                                                              Value (+)
-----------------------------------------------------------------------------------------------------
Short-Term Investments -- 13.2%
   73,222,927 State Street Securities Lending Quality Trust(d)                       $  73,222,927
$   6,997,760 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/29/2006 at 4.250% to be repurchased at
              $7,001,064 on 1/2/2007, collateralized by $5,630,000 U.S.
              Treasury Bond, 7.125% due 2/15/2023 valued at $7,140,884
              including accrued interest                                                 6,997,760
                                                                                      -------------
              Total Short-Term Investments (Identified Cost $80,220,687)                80,220,687
                                                                                      -------------
              Total Investments -- 112.2%
              (Identified Cost $570,767,926)(a)                                        682,516,818
              Other assets less liabilities -- (12.2)%                                 (74,047,945)
                                                                                      -------------
              Total Net Assets -- 100%                                               $ 608,468,873
                                                                                      =============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information:
              At December 31, 2006, the net unrealized appreciation on
              investments based on cost of $571,768,615 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in which
              there is an excess of value over tax cost                              $ 118,723,749
              Aggregate gross unrealized depreciation for all investments in which
              there is an excess of tax cost over value                                 (7,975,546)
                                                                                      -------------
              Net unrealized appreciation                                            $ 110,748,203
                                                                                      =============
          (b) Non-income producing security.
          (c) All or a portion of this security was on loan to brokers at December 31, 2006.
          (d) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
          CHF Swiss Franc
        REITs Real Estate Investment Trusts

Holdings at December 31, 2006 as a Percentage of Net Assets (unaudited)

                      Diversified Financial Services  9.4%
                      Retail                          5.9
                      Media                           5.0
                      Telecommunications              4.8
                      Banks                           4.3
                      Computers                       4.0
                      Software                        3.7
                      Internet                        3.4
                      Oil & Gas Services              3.2
                      Insurance                       2.9
                      Electric                        2.8
                      Manufacturing                   2.7
                      Pharmaceuticals                 2.5
                      Chemicals                       2.5
                      Semiconductors                  2.5
                      Aerospace & Defense             2.3
                      Commercial Services             2.3
                      Transportation                  2.2
                      Electronics                     2.1
                      Health Care -- Products         2.1
                      Other, less than 2% each       28.4

                See accompanying notes to financial statements.

                  IXIS VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2006

   Shares    Description                                Value (+)
--------------------------------------------------------------------
Common Stocks -- 97.2% of Net Assets
             Aerospace & Defense -- 2.5%
       5,100 Boeing Co. (The)                        $       453,084
       6,100 General Dynamics Corp.                          453,535
      14,875 Northrop Grumman Corp.                        1,007,037
      19,500 Raytheon Co.(c)                               1,029,600
       6,450 United Technologies Corp.                       403,254
                                                     ---------------
                                                           3,346,510
                                                     ---------------
             Airlines -- 0.0%
       1,500 UAL Corp.(b)(c)                                  66,000
                                                     ---------------
             Apparel -- 0.6%
       8,500 Jones Apparel Group, Inc.                       284,155
      22,300 Warnaco Group, Inc. (The)(b)                    565,974
                                                     ---------------
                                                             850,129
                                                     ---------------
             Athletic Footwear -- 0.1%
       1,625 NIKE, Inc., Class B                             160,924
                                                     ---------------
             Banks -- 5.8%
      19,775 Bank of America Corp.                         1,055,787
       9,125 BOK Financial Corp.(c)                          501,692
       6,700 Comerica, Inc.                                  393,156
      54,400 Mellon Financial Corp.                        2,292,960
      14,900 National City Corp.                             544,744
      48,025 U.S. Bancorp                                  1,738,025
      30,725 Wells Fargo & Co.                             1,092,581
                                                     ---------------
                                                           7,618,945
                                                     ---------------
             Beverages -- 1.7%
       1,700 Anheuser-Busch Cos., Inc.                        83,640
      26,250 Coca-Cola Enterprises, Inc.                     536,025
       8,900 Molson Coors Brewing Co.(c)                     680,316
       8,200 PepsiAmericas, Inc.(c)                          172,036
      11,975 PepsiCo, Inc.                                   749,036
                                                     ---------------
                                                           2,221,053
                                                     ---------------
             Biotechnology -- 0.6%
      11,025 Amgen, Inc.(b)                                  753,118
                                                     ---------------
             Building Materials -- 0.6%
      28,100 Lennox International, Inc.(c)                   860,141
                                                     ---------------
             Chemicals -- 0.9%
      12,500 E.I. Du Pont de Nemours & Co.(c)                608,875
       4,700 Georgia Gulf Corp.(c)                            90,757
       7,300 Praxair, Inc.                                   433,109
                                                     ---------------
                                                           1,132,741
                                                     ---------------
             Commercial Services -- 0.9%
       8,050 Apollo Group, Inc., Class A(b)(c)               313,709
      10,925 Equifax, Inc.                                   443,555
      11,450 R. R. Donnelley & Sons Co.                      406,933
                                                     ---------------
                                                           1,164,197
                                                     ---------------
             Computers -- 4.9%
      70,000 Dell, Inc.(b)                                 1,756,300
      87,300 Hewlett-Packard Co.                           3,595,887
      11,525 International Business Machines Corp.         1,119,654
                                                     ---------------
                                                           6,471,841
                                                     ---------------
             Consumer Products -- 0.1%
       1,200 Kimberly-Clark Corp.                             81,540
                                                     ---------------
             Cosmetics & Personal Care -- 0.1%
       4,200 Estee Lauder Cos., Inc., (The), Class A         171,444
                                                     ---------------

   Shares    Description                                  Value (+)
----------------------------------------------------------------------
             Distribution & Wholesale -- 0.9%
      23,500 Building Materials Holding Corp.(c)       $       580,215
       9,800 WESCO International, Inc.(b)(c)                   576,338
                                                       ---------------
                                                             1,156,553
                                                       ---------------
             Diversified Financial Services -- 13.1%
      18,025 American Express Co.                            1,093,577
       9,000 Ameriprise Financial, Inc.                        490,500
       7,325 Capital One Financial Corp.                       562,707
      10,200 CIT Group, Inc.                                   568,854
      63,483 Citigroup, Inc.                                 3,536,003
       6,100 Goldman Sachs Group, Inc.                       1,216,035
      85,425 JPMorgan Chase & Co.                            4,126,027
       3,000 Knight Capital Group, Inc., Class A(b)(c)          57,510
       9,850 Lehman Brothers Holdings, Inc.                    769,482
      19,825 Merrill Lynch & Co., Inc.                       1,845,707
      37,700 Morgan Stanley                                  3,069,911
                                                       ---------------
                                                            17,336,313
                                                       ---------------
             Electric -- 1.8%
      18,450 Duke Energy Corp.                                 612,725
       1,437 Dynegy, Inc., Class A(b)                           10,404
       8,900 Exelon Corp.                                      550,821
         600 FirstEnergy Corp.                                  36,180
      11,325 NRG Energy, Inc.(b)(c)                            634,313
       7,100 PG&E Corp.(c)                                     336,043
       3,000 TXU Corp.                                         162,630
                                                       ---------------
                                                             2,343,116
                                                       ---------------
             Electrical Components & Equipment -- 0.5%
      10,575 Rockwell Automation, Inc.(c)                      645,921
                                                       ---------------
             Electronics -- 1.1%
      10,525 Arrow Electronics, Inc.(b)(c)                     332,064
      11,775 Avnet, Inc.(b)(c)                                 300,616
      31,650 Flextronics International, Ltd.(b)                363,342
      10,800 Sony Corp., Sponsored ADR                         462,564
                                                       ---------------
                                                             1,458,586
                                                       ---------------
             Engineering & Construction -- 0.8%
      30,450 ABB, Ltd., Sponsored ADR                          547,491
       9,150 Foster Wheeler Ltd.(b)                            504,531
                                                       ---------------
                                                             1,052,022
                                                       ---------------
             Food -- 0.7%
       7,000 Kraft Foods, Inc., Class A(c)                     249,900
      19,200 Safeway, Inc.(c)                                  663,552
       2,200 Smithfield Foods, Inc.(b)(c)                       56,452
                                                       ---------------
                                                               969,904
                                                       ---------------
             Hand & Machine Tools -- 0.5%
       8,400 Black & Decker Corp. (The)                        671,748
                                                       ---------------
             Health Care - Capital Equipment -- 0.3%
      11,300 Applera Corp. - Applied Biosystems Group          414,597
                                                       ---------------
             Health Care - Products -- 2.7%
      20,000 Baxter International, Inc.                        927,800
       6,675 Beckman Coulter, Inc.(c)                          399,165
      29,200 Boston Scientific Corp.(b)                        501,656
      27,000 Johnson & Johnson                               1,782,540
                                                       ---------------
                                                             3,611,161
                                                       ---------------
             Health Care - Services -- 1.3%
      14,975 Aetna, Inc.                                       646,620
      26,825 Omnicare, Inc.(c)                               1,036,250
                                                       ---------------
                                                             1,682,870
                                                       ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2006

   Shares    Description                                     Value (+)
-------------------------------------------------------------------------
             Home Builders -- 1.1%
      28,000 Lennar Corp., Class A(c)                     $     1,468,880
                                                          ---------------
             Home Furnishings -- 0.3%
       5,000 Whirlpool Corp.(c)                                   415,100
                                                          ---------------
             Household Products & Wares -- 0.3%
       7,975 Scotts Miracle-Gro Co. (The), Class A(c)             411,909
                                                          ---------------
             Insurance -- 4.2%
      15,525 Allstate Corp. (The)                               1,010,833
      11,800 American International Group, Inc.                   845,588
         165 Berkshire Hathaway, Inc., Class B(b)(c)              604,890
       4,800 CIGNA Corp.                                          631,536
       6,100 Genworth Financial, Inc., Class A                    208,681
       3,900 Hartford Financial Services Group, Inc.              363,909
      14,400 Loews Corp.                                          597,168
       1,300 MGIC Investment Corp.(c)                              81,302
       1,000 PMI Group, Inc. (The)(c)                              47,170
      12,650 Prudential Financial, Inc.                         1,086,129
       1,900 Radian Group, Inc.                                   102,429
                                                          ---------------
                                                                5,579,635
                                                          ---------------
             Internet -- 0.1%
       4,000 VeriSign, Inc.(b)(c)                                  96,200
                                                          ---------------
             Iron & Steel -- 0.3%
         600 Nucor Corp.                                           32,796
      10,400 Schnitzer Steel Industries, Inc., Class A(c)         412,880
                                                          ---------------
                                                                  445,676
                                                          ---------------
             Leisure Time -- 1.5%
      38,000 Carnival Corp.(c)                                  1,863,900
       2,350 Harley-Davidson, Inc.(c)                             165,604
                                                          ---------------
                                                                2,029,504
                                                          ---------------
             Lodging -- 0.1%
       3,200 Marriott International, Inc., Class A                152,704
                                                          ---------------
             Manufacturing -- 3.9%
      45,100 General Electric Co.                               1,678,171
       9,525 Illinois Tool Works, Inc.                            439,960
       5,850 Parker Hannifin Corp.                                449,748
      83,600 Tyco International, Ltd.                           2,541,440
                                                          ---------------
                                                                5,109,319
                                                          ---------------
             Media -- 7.3%
      50,000 Cablevision Systems Corp., Class A                 1,424,000
      14,825 Comcast Corp., Class A(b)(c)                         627,542
      24,275 DIRECTV Group, Inc. (The)(b)                         605,418
      14,400 EchoStar Communications Corp., Class A(b)(c)         547,632
      10,898 Liberty Global, Inc., Class A(b)(c)                  317,677
      11,052 Liberty Global, Inc., Class C(b)                     309,456
      11,000 Liberty Media Corp. - Capital, Series A(b)         1,077,780
      31,000 News Corp., Class A                                  665,880
     186,600 Time Warner, Inc.                                  4,064,148
                                                          ---------------
                                                                9,639,533
                                                          ---------------
             Mining -- 0.0%
         800 Newmont Mining Corp.                                  36,120
                                                          ---------------
             Office Furnishings -- 0.5%
      13,450 HNI Corp.(c)                                         597,315
                                                          ---------------
             Oil & Gas -- 7.6%
       4,600 Anadarko Petroleum Corp.                             200,192
       9,800 Chevron Corp.                                        720,594
      11,225 ConocoPhillips                                       807,639
      57,300 ExxonMobil Corp.                                   4,390,899

   Shares       Description                          Value (+)
--------------------------------------------------------------------
                Oil & Gas -- continued
      11,825    Hess Corp.                        $       586,165
      32,025    Occidental Petroleum Corp.              1,563,781
      14,075    Southwestern Energy Co.(b)                493,329
      14,400    Todco, Class A(b)(c)                      492,048
       5,300    Valero Energy Corp.                       271,148
      10,750    XTO Energy, Inc.                          505,787
                                                  ---------------
                                                       10,031,582
                                                  ---------------
                Oil & Gas Services -- 1.3%
       5,575    Baker Hughes, Inc.                        416,230
      12,375    BJ Services Co.                           362,835
       8,175    Schlumberger, Ltd.                        516,333
       8,425    Tidewater, Inc.(c)                        407,433
                                                  ---------------
                                                        1,702,831
                                                  ---------------
                Pharmaceuticals -- 2.4%
      12,000    Abbott Laboratories                       584,520
       8,300    AmerisourceBergen Corp.                   373,168
      17,775    Bristol-Myers Squibb Co.                  467,838
       6,400    Cardinal Health, Inc.                     412,352
       1,700    Hospira, Inc.(b)(c)                        57,086
      15,100    Merck & Co., Inc.                         658,360
      26,000    Pfizer, Inc.                              673,400
                                                  ---------------
                                                        3,226,724
                                                  ---------------
                REITs - Diversified -- 0.2%
      16,700    Newkirk Realty Trust, Inc.                301,268
                                                  ---------------
                REITs - Mortgage -- 0.3%
      20,800    Deerfield Triarc Capital Corp.(c)         352,144
                                                  ---------------
                Restaurants -- 4.3%
      77,700    McDonald's Corp.                        3,444,441
      37,200    Yum! Brands, Inc.                       2,187,360
                                                  ---------------
                                                        5,631,801
                                                  ---------------
                Retail -- 6.2%
      33,475    AutoNation, Inc.(b)(c)                    713,687
       4,775    AutoZone, Inc.(b)                         551,799
      32,475    Dollar General Corp.(c)                   521,548
       7,125    Federated Department Stores               271,676
      36,000    Gap, Inc. (The)                           702,000
      11,750    Home Depot, Inc.                          471,880
      19,925    Lowe's Cos., Inc.                         620,664
      13,075    Office Depot, Inc.(b)                     499,073
       9,825    OSI Restaurant Partners, Inc.(c)          385,140
      45,000    Tiffany & Co.(c)                        1,765,800
      37,350    Wal-Mart Stores, Inc.                   1,724,823
                                                  ---------------
                                                        8,228,090
                                                  ---------------
                Savings & Loans -- 1.4%
       7,225    People's Bank(c)                          322,379
      35,000    Washington Mutual, Inc.                 1,592,150
                                                  ---------------
                                                        1,914,529
                                                  ---------------
                Semiconductors -- 3.6%
     144,275    Intel Corp.                             2,921,569
      60,000    National Semiconductor Corp.            1,362,000
      15,475    Texas Instruments, Inc.                   445,680
                                                  ---------------
                                                        4,729,249
                                                  ---------------
                Software -- 1.3%
      10,300    Intuit, Inc.(b)                           314,253
      47,675    Microsoft Corp.                         1,423,575
                                                  ---------------
                                                        1,737,828
                                                  ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2006

   Shares     Description                                                            Value (+)
-----------------------------------------------------------------------------------------------------
              Telecommunications -- 4.1%
       19,775 AT&T, Inc.                                                          $       706,956
       37,350 Avaya, Inc.(b)                                                              522,153
       21,175 BellSouth Corp.                                                             997,554
       13,500 CenturyTel, Inc.(c)                                                         589,410
       40,525 Cisco Systems, Inc.(b)                                                    1,107,549
       11,800 Embarq Corp.                                                                620,208
       26,575 Motorola, Inc.                                                              546,382
       19,825 Nokia OYJ, Sponsored ADR                                                    402,844
                                                                                   ---------------
                                                                                        5,493,056
                                                                                   ---------------
              Tobacco -- 0.6%
        9,300 Altria Group, Inc.                                                          798,126
                                                                                   ---------------
              Transportation -- 1.8%
        4,600 Burlington Northern Santa Fe Corp.                                          339,527
       10,100 Overseas Shipholding Group, Inc.(c)                                         568,630
       16,000 Union Pacific Corp.                                                       1,472,320
                                                                                   ---------------
                                                                                        2,380,477
                                                                                   ---------------
              Total Common Stocks (Identified Cost $101,522,410)                      128,750,974
                                                                                   ---------------
   Shares/
  Principal
   Amount
-----------------------------------------------------------------------------------------------------
Short-Term Investments -- 16.0%
   17,278,289 State Street Securities Lending Quality Trust(d)                         17,278,289
$   3,860,928 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/29/2006 at 4.250% to be repurchased at
              $3,862,752 on 1/02/2007, collateralized by $3,110,000 U.S.
              Treasury Bond, 7.125% due 2/15/2023 valued at $3,944,609
              including accrued interest                                                3,860,928
                                                                                   ---------------
              Total Short-Term Investments (Identified Cost $21,139,217)               21,139,217
                                                                                   ---------------
              Total Investments -- 113.2%
              (Identified Cost $122,661,627)(a)                                       149,890,191
              Other assets less liabilities--(13.2)%                                  (17,521,358)
                                                                                   ---------------
              Total Net Assets -- 100%                                            $   132,368,833
                                                                                   ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information:
              At December 31, 2006, the net unrealized appreciation on
              investments based on cost of $123,059,759 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                     $    28,678,373
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                          (1,847,941)
                                                                                   ---------------
              Net unrealized appreciation                                         $    26,830,432
                                                                                   ===============
          (b) Non-income producing security.
          (c) All or a portion of this security was on loan to brokers at December 31, 2006.
          (d) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
        REITs Real Estate Investment Trusts

Holdings at December 31, 2006 as a Percentage of Net Assets (unaudited)

                      Diversified Financial Services 13.1%
                      Oil & Gas                       7.6
                      Media                           7.3
                      Retail                          6.2
                      Banks                           5.8
                      Computers                       4.9
                      Restaurants                     4.3
                      Insurance                       4.2
                      Telecommunications              4.1
                      Manufacturing                   3.9
                      Semiconductors                  3.6
                      Health Care -- Products         2.7
                      Aerospace & Defense             2.5
                      Pharmaceuticals                 2.4
                      Other, less than 2% each       24.6

                See accompanying notes to financial statements.

        VAUGHAN NELSON SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2006

   Shares    Description                                    Value (+)
------------------------------------------------------------------------
Common Stocks -- 93.8% of Net Assets
             Aerospace & Defense -- 4.9%
      42,870 Alliant Techsystems, Inc.(b)(c)             $     3,352,005
      18,025 DRS Technologies, Inc.(b)                           949,557
      60,837 Moog, Inc., Class A(b)(c)                         2,323,365
                                                         ---------------
                                                               6,624,927
                                                         ---------------
             Banks -- 3.3%
      53,551 MB Financial, Inc.(b)                             2,014,053
      26,700 PrivateBancorp, Inc.(b)                           1,111,521
      40,650 Sterling Financial Corp.(b)                       1,374,377
                                                         ---------------
                                                               4,499,951
                                                         ---------------
             Building Materials -- 2.0%
      89,050 Lennox International, Inc.                        2,725,820
                                                         ---------------
             Chemicals -- 3.7%
      34,925 Cytec Industries, Inc.(b)                         1,973,612
      19,050 FMC Corp.(b)                                      1,458,277
      60,125 Valspar Corp.(b)                                  1,661,855
                                                         ---------------
                                                               5,093,744
                                                         ---------------
             Commercial Services -- 6.1%
      82,465 Aaron Rents, Inc.(b)                              2,373,343
      20,900 Dollar Thrifty Automotive Group, Inc.(b)(c)         953,249
      45,060 McGrath Rentcorp(b)                               1,380,188
      42,030 Monro Muffler, Inc.(b)                            1,475,253
      13,125 On Assignment, Inc.(b)(c)                           154,219
      37,645 Team, Inc.(b)(c)                                  1,311,175
      28,050 Universal Technical Institute, Inc.(b)(c)           622,990
                                                         ---------------
                                                               8,270,417
                                                         ---------------
             Computer Services -- 0.5%
      49,125 Tyler Technologies, Inc.(b)(c)                      690,698
                                                         ---------------
             Computers -- 1.5%
      37,620 MICROS Systems, Inc.(c)                           1,982,574
                                                         ---------------
             Distribution & Wholesale -- 3.2%
      48,200 Brightpoint, Inc.(b)(c)                             648,290
      38,480 Watsco, Inc.(b)                                   1,814,717
      32,545 WESCO International, Inc.(b)(c)                   1,913,971
                                                         ---------------
                                                               4,376,978
                                                         ---------------
             Diversified Financial Services -- 5.6%
      26,825 Affiliated Managers Group, Inc.(b)(c)             2,820,112
      30,650 CompuCredit Corp.(b)(c)                           1,220,177
      49,749 Financial Federal Corp.(b)                        1,463,118
      70,469 Raymond James Financial, Inc.                     2,135,915
                                                         ---------------
                                                               7,639,322
                                                         ---------------
             Electric -- 2.2%
      79,650 Pike Electric Corp.(b)(c)                         1,300,684
      64,480 Westar Energy, Inc.(b)                            1,673,901
                                                         ---------------
                                                               2,974,585
                                                         ---------------
             Electrical Components & Equipment -- 1.3%
      40,150 General Cable Corp.(b)(c)                         1,754,957
                                                         ---------------
             Environmental Control -- 2.1%
      67,360 Waste Connections, Inc.(b)(c)                     2,798,808
                                                         ---------------
             Food -- 0.6%
      24,050 Corn Products International, Inc.(b)                830,687
                                                         ---------------
             Gas -- 1.6%
      27,075 Northwest Natural Gas Co.(b)                      1,149,063
      38,325 Vectren Corp.                                     1,083,831
                                                         ---------------
                                                               2,232,894
                                                         ---------------

   Shares    Description                                           Value (+)
-------------------------------------------------------------------------------
             Health Care - Products -- 1.1%
      46,946 Medical Action Industries, Inc.(c)                 $     1,513,539
                                                                ---------------
             Health Care - Services -- 5.4%
      24,800 Amedisys, Inc.(b)(c)                                       815,176
      84,137 Healthcare Services Group, Inc.(b)                       2,436,607
      49,125 LHC Group, Inc.(b)(c)                                    1,400,554
      54,900 Pediatrix Medical Group, Inc.(b)(c)                      2,684,610
                                                                ---------------
                                                                      7,336,947
                                                                ---------------
             Home Builders -- 0.6%
      22,625 M/I Homes, Inc.(b)                                         864,049
                                                                ---------------
             Household Products & Wares -- 1.5%
      39,950 Scotts Miracle-Gro Co., (The), Class A(b)                2,063,418
                                                                ---------------
             Insurance -- 3.6%
      66,937 HCC Insurance Holdings, Inc.(b)                          2,148,008
      14,025 Hilb, Rogal & Hobbs Co.(b)                                 590,733
      60,195 United Fire & Casualty Co.(b)                            2,121,874
                                                                ---------------
                                                                      4,860,615
                                                                ---------------
             Internet -- 0.6%
      51,250 Vignette Corp.(c)                                          874,838
                                                                ---------------
             Iron & Steel -- 1.2%
      34,025 Cleveland-Cliffs, Inc.(b)                                1,648,171
                                                                ---------------
             Leisure Time -- 0.5%
      21,400 Brunswick Corp.                                            682,660
                                                                ---------------
             Machinery - Diversified -- 3.3%
      28,225 Briggs & Stratton Corp.(b)                                 760,664
      33,175 IDEX Corp.                                               1,572,827
      43,040 Nordson Corp.                                            2,144,683
                                                                ---------------
                                                                      4,478,174
                                                                ---------------
             Manufacturing -- 2.9%
      26,350 Actuant Corp., Class A(b)                                1,255,578
      52,750 Jacuzzi Brands, Inc.(b)(c)                                 655,682
      32,050 Teleflex, Inc.(b)                                        2,069,148
                                                                ---------------
                                                                      3,980,408
                                                                ---------------
             Office Furnishings -- 1.3%
      39,850 HNI Corp.(b)                                             1,769,739
                                                                ---------------
             Oil & Gas -- 4.1%
      60,750 Arena Resources, Inc.(b)(c)                              2,594,632
     101,675 Gulfport Energy Corp.(b)(c)                              1,381,763
      87,350 Rosetta Resources, Inc.(b)(c)                            1,630,825
                                                                ---------------
                                                                      5,607,220
                                                                ---------------
             Oil & Gas Services -- 3.8%
      27,925 Hornbeck Offshore Services, Inc.(b)(c)                     996,923
      34,750 Oil States International, Inc.(b)(c)                     1,119,992
      48,800 Universal Compression Holdings, Inc.(b)(c)               3,030,968
                                                                ---------------
                                                                      5,147,883
                                                                ---------------
             REITs - Financial Services -- 1.0%
     172,975 Friedman, Billings, Ramsey Group, Inc., Class A(b)       1,383,800
                                                                ---------------
             REITs - Hotels -- 1.0%
      53,925 Ashford Hospitality Trust(b)                               671,366
      43,900 Highland Hospitality Corp.(b)                              625,575
                                                                ---------------
                                                                      1,296,941
                                                                ---------------
             REITs - Mortgage -- 3.6%
      79,700 Alesco Financial, Inc.                                     852,790
      34,725 JER Investors Trust, Inc.(b)                               717,766

                See accompanying notes to financial statements.

Investments as of December 31, 2006

   Shares     Description                                                     Value (+)
-------------------------------------------------------------------------------------------
              REITs - Mortgage -- continued
      202,075 MFA Mortgage Investments, Inc.                               $     1,553,957
       31,145 Redwood Trust, Inc.                                                1,808,901
                                                                           ---------------
                                                                                 4,933,414
                                                                           ---------------
              Retail -- 10.4%
       68,500 First Cash Financial Services, Inc.(b)(c)                          1,772,095
       46,000 Guitar Center, Inc.(b)(c)                                          2,091,160
       35,400 Men's Wearhouse, Inc. (The)(b)                                     1,354,404
       41,225 Regis Corp.(b)                                                     1,630,037
       76,602 Sonic Corp.(b)(c)                                                  1,834,618
       22,275 Stage Stores, Inc.                                                   676,937
      145,125 Triarc Cos., Inc., Class B(b)                                      2,902,500
       83,425 United Auto Group, Inc.(b)                                         1,966,327
                                                                           ---------------
                                                                                14,228,078
                                                                           ---------------
              Semiconductors -- 1.8%
       57,525 ATMI, Inc.(b)(c)                                                   1,756,238
       33,125 Microsemi Corp.(b)(c)                                                650,906
                                                                           ---------------
                                                                                 2,407,144
                                                                           ---------------
              Software -- 0.5%
       27,875 Blackbaud, Inc.(b)                                                   724,750
                                                                           ---------------
              Telecommunications -- 2.9%
       55,900 Arris Group, Inc.(b)(c)                                              699,309
       22,300 Ciena Corp.(c)                                                       617,933
       36,275 CommScope, Inc.(b)(c)                                              1,105,662
      107,575 Tekelec(b)(c)                                                      1,595,337
                                                                           ---------------
                                                                                 4,018,241
                                                                           ---------------
              Transportation -- 3.2%
       75,650 Arlington Tankers, Ltd.(b)                                         1,767,941
       31,660 Genesee & Wyoming, Inc., Class A(b)(c)                               830,758
       47,080 Landstar System, Inc.(b)                                           1,797,514
                                                                           ---------------
                                                                                 4,396,213
                                                                           ---------------
              Trucking & Leasing -- 0.9%
       14,710 AMERCO, Inc.(b)(c)                                                 1,279,917
                                                                           ---------------
              Total Common Stocks (Identified Cost $109,648,824)               127,992,521
                                                                           ---------------
Investment Companies -- 2.7%
       46,741 iShares Russell 2000 Value Index Fund(b)
              (Identified Cost $3,751,440)                                       3,740,215
                                                                           ---------------
   Shares/
  Principal
   Amount
-------------------------------------------------------------------------------------------
Short-Term Investments -- 29.4%
   34,905,193 State Street Securities Lending Quality Trust(d)             $    34,905,193
$   5,189,023 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/29/2006 at 4.250% to be repurchased at
              $5,191,473 on 1/2/2007, collateralized by $4,175,000 U.S.
              Treasury Bond, 7.125% due 2/15/2023 valued at $5,295,416
              including accrued interest                                         5,189,023
                                                                           ---------------
              Total Short-Term Investments (Identified Cost $40,094,216)        40,094,216
                                                                           ---------------
              Total Investments -- 125.9%
              (Identified Cost $153,494,480)(a)                                171,826,952
              Other assets less liabilities -- (25.9)%                         (35,322,204)
                                                                           ---------------
              Total Net Assets -- 100%                                     $   136,504,748
                                                                           ===============

         (+)    See Note 2a of Notes to Financial Statements.
         (a)    Federal Tax Information:
                At December 31, 2006, the unrealized appreciation on investments based on cost of $153,547,071 for federal income tax purposes was as follows:
                Aggregate gross unrealized appreciation for all investments in
                which there is an excess of value over tax cost                  $    19,064,219
                Aggregate gross unrealized depreciation for all investments in
                which there is an excess of tax cost over value                         (784,338)
                                                                                 ---------------
                Net unrealized appreciation                                      $    18,279,881
                                                                                 ===============
         (b)    All or a portion of this security was on loan to brokers at December 31, 2006.
         (c)    Non-income producing security.
         (d)    Represents investment of securities lending collateral.
       REITs    Real Estate Investment Trusts

Holdings at December 31, 2006 as a Percentage of Net Assets (unaudited)

                      Retail                         10.4%
                      Commercial Services             6.1
                      Diversified Financial Services  5.6
                      Health Care -- Services         5.4
                      Aerospace & Defense             4.9
                      Oil & Gas                       4.1
                      Oil & Gas Services              3.8
                      Chemicals                       3.7
                      REITs -- Mortgage               3.6
                      Insurance                       3.6
                      Banks                           3.3
                      Machinery -- Diversified        3.3
                      Transportation                  3.2
                      Distribution & Wholesale        3.2
                      Telecommunications              2.9
                      Manufacturing                   2.9
                      Investment Companies            2.7
                      Electric                        2.2
                      Environmental Control           2.1
                      Building Materials              2.0
                      Others, less than 2% each      17.5

                See accompanying notes to financial statements.

           WESTPEAK CAPITAL GROWTH FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2006

   Shares    Description                                  Value (+)
----------------------------------------------------------------------
Common Stocks -- 99.4% of Net Assets
             Aerospace & Defense -- 6.9%
      25,200 Boeing Co. (The)                          $     2,238,768
      10,000 Lockheed Martin Corp.                             920,700
      14,100 Raytheon Co.                                      744,480
                                                       ---------------
                                                             3,903,948
                                                       ---------------
             Agriculture -- 1.5%
      16,600 Monsanto Co.                                      871,998
                                                       ---------------
             Beverages -- 1.5%
      11,400 Anheuser-Busch Cos., Inc.                         560,880
      10,300 Pepsi Bottling Group, Inc. (The)                  318,373
                                                       ---------------
                                                               879,253
                                                       ---------------
             Biotechnology -- 3.3%
      27,700 Amgen, Inc.(b)                                  1,892,187
                                                       ---------------
             Building Materials -- 0.9%
      10,000 NCI Building Systems, Inc.(b)                     517,500
                                                       ---------------
             Commercial Services -- 1.4%
      11,100 Moody's Corp.                                     766,566
                                                       ---------------
             Computers -- 6.3%
       5,300 Affiliated Computer Services, Inc.(b)             258,852
      35,400 Dell, Inc.(b)                                     888,186
      56,400 Hewlett-Packard Co.                             2,323,116
       1,100 International Business Machines Corp.             106,865
                                                       ---------------
                                                             3,577,019
                                                       ---------------
             Distribution & Wholesale -- 2.0%
       3,000 Tech Data Corp.(b)                                113,610
      17,600 WESCO International, Inc.(b)                    1,035,056
                                                       ---------------
                                                             1,148,666
                                                       ---------------
             Diversified Financial Services -- 6.9%
      29,400 American Express Co.                            1,783,698
      10,700 Goldman Sachs Group, Inc.                       2,133,045
                                                       ---------------
                                                             3,916,743
                                                       ---------------
             Electrical Components & Equipment -- 1.2%
      15,600 Emerson Electric Co.                              687,804
                                                       ---------------
             Electronics -- 1.7%
      28,100 Agilent Technologies, Inc.(b)                     979,285
                                                       ---------------
             Engineering & Construction -- 1.7%
      19,700 Granite Construction, Inc.(c)                     991,304
                                                       ---------------
             Food -- 1.3%
      16,600 HJ Heinz Co.                                      747,166
                                                       ---------------
             Health Care - Products -- 1.7%
      11,900 IDEXX Laboratories, Inc.(b)(c)                    943,670
                                                       ---------------
             Health Care - Services -- 1.9%
      19,000 Humana, Inc.(b)                                 1,050,890
                                                       ---------------
             Internet -- 2.2%
      50,900 VeriSign, Inc.(b)(c)                            1,224,145
                                                       ---------------
             Machinery - Construction & Mining -- 1.5%
      13,300 Terex Corp.(b)(c)                                 858,914
                                                       ---------------
             Manufacturing -- 4.9%
      65,200 General Electric Co.                            2,426,092
       4,500 Parker Hannifin Corp.                             345,960
                                                       ---------------
                                                             2,772,052
                                                       ---------------
             Media -- 3.2%
      26,500 McGraw-Hill Cos., Inc. (The)                    1,802,530
                                                       ---------------

   Shares     Description                                                     Value (+)
------------------------------------------------------------------------------------------
              Mining -- 0.3%
        3,700 Newmont Mining Corp.                                         $       167,055
                                                                           ---------------
              Oil & Gas -- 6.5%
       24,600 ExxonMobil Corp.                                                   1,885,098
       13,800 Sunoco, Inc.                                                         860,568
       27,400 Todco, Class A(b)(c)                                                 936,258
                                                                           ---------------
                                                                                 3,681,924
                                                                           ---------------
              Pharmaceuticals -- 5.9%
        7,900 AmerisourceBergen Corp.                                              355,184
       17,600 Cardinal Health, Inc.                                              1,133,968
       14,400 Forest Laboratories, Inc.(b)                                         728,640
       25,800 Merck & Co., Inc.                                                  1,124,880
                                                                           ---------------
                                                                                 3,342,672
                                                                           ---------------
              Retail -- 17.0%
       36,800 Dollar Tree Stores, Inc.(b)                                        1,107,680
       13,800 DSW, Inc., Class A(b)(c)                                             532,266
        8,500 Federated Department Stores, Inc.                                    324,105
       16,200 Gap, Inc. (The)                                                      315,900
       14,700 J.C. Penney Co., Inc.                                              1,137,192
       23,600 Kohl's Corp.(b)                                                    1,614,948
       33,400 NBTY, Inc.(b)(c)                                                   1,388,438
       25,000 Nordstrom, Inc.                                                    1,233,500
       25,500 Office Depot, Inc.(b)                                                973,335
       29,300 Starbucks Corp.(b)                                                 1,037,806
                                                                           ---------------
                                                                                 9,665,170
                                                                           ---------------
              Semiconductors -- 1.1%
       21,300 Texas Instruments, Inc.                                              613,440
                                                                           ---------------
              Software -- 5.1%
       22,200 Fiserv, Inc.(b)                                                    1,163,724
       57,000 Microsoft Corp.                                                    1,702,020
                                                                           ---------------
                                                                                 2,865,744
                                                                           ---------------
              Telecommunications -- 5.4%
      111,500 Cisco Systems, Inc.(b)                                             3,047,295
                                                                           ---------------
              Tobacco -- 1.0%
        1,200 Altria Group, Inc.                                                   102,984
        7,900 UST, Inc.(c)                                                         459,780
                                                                           ---------------
                                                                                   562,764
                                                                           ---------------
              Toys, Games & Hobbies -- 2.0%
       41,600 Marvel Entertainment, Inc.(b)(c)                                   1,119,456
                                                                           ---------------
              Transportation -- 3.1%
       11,000 Burlington Northern Santa Fe Corp.                                   811,910
       18,700 Norfolk Southern Corp.                                               940,423
                                                                           ---------------
                                                                                 1,752,333
                                                                           ---------------
              Total Common Stocks (Identified Cost $50,512,842)                 56,349,493
                                                                           ---------------
   Shares/
  Principal
   Amount
------------------------------------------------------------------------------------------
Short-Term Investments -- 14.9%
    7,840,726 State Street Securities Lending Quality Trust(d)             $     7,840,726
$     618,603 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 12/29/2006 at 4.250% to be repurchased at
              $618,896 on 1/02/2007, collateralized by $500,000 U.S.
              Treasury Bond, 7.125% due 2/15/2023 valued at $634,182
              including accrued interest.                                          618,603
                                                                           ---------------
              Total Short-Term Investments (Identified Cost $8,459,329)          8,459,329
                                                                           ---------------

                See accompanying notes to financial statements.

Investments as of December 31, 2006

             Total Investments -- 114.3%
             (Identified Cost $58,972,171)(a)                                     $    64,808,822
             Other assets less liabilities -- (14.3)%                                  (8,119,565)
                                                                                  ---------------
             Net Assets -- 100%                                                   $    56,689,257
                                                                                  ===============
         (+) See Note 2a of Notes to Financial Statements.
         (a) Federal Tax Information:
             At December 31, 2006, the net unrealized appreciation on
             investments based on cost of $59,044,195 for federal income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all investments in which
             there is an excess of value over tax cost                            $     6,603,687
             Aggregate gross unrealized depreciation for all investments in which
             there is an excess of tax cost over value                                   (839,060)
                                                                                  ---------------
             Net unrealized appreciation                                          $     5,764,627
                                                                                  ===============
         (b) Non-income producing security.
         (c) All or a portion of this security was on loan to brokers at December 31, 2006.
         (d) Represents investment of securities lending collateral.

Holdings at December 31, 2006 as a Percentage of Net Assets (unaudited)

                      Retail                         17.0%
                      Diversified Financial Services  6.9
                      Aerospace & Defense             6.9
                      Oil & Gas                       6.5
                      Computers                       6.3
                      Pharmaceuticals                 5.9
                      Telecommunications              5.4
                      Software                        5.1
                      Manufacturing                   4.9
                      Biotechnology                   3.3
                      Media                           3.2
                      Transportation                  3.1
                      Internet                        2.2
                      Distribution & Wholesale        2.0
                      Toys, Games & Hobbies           2.0
                      Others, less than 2% each      18.7

                See accompanying notes to financial statements.

                     STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2006


                                              CGM Advisor             Hansberger         Harris Associates
                                          Targeted Equity Fund    International Fund     Focused Value Fund
                                          --------------------- ---------------------  ---------------------
                                          --------------------- ---------------------  ---------------------
ASSETS
 Investments at cost                      $         796,542,157 $         166,939,193  $         227,224,434
 Net unrealized appreciation                         61,057,700            39,389,963             35,265,849
                                          --------------------- ---------------------  ---------------------
   Investments at value(a)                          857,599,857           206,329,156            262,490,283
 Cash                                                       666                    --                     --
 Foreign currency at value (identified
   cost $0, $260,273, $0, $0, $0, $0,
   $0 and $0)                                                --               260,869                     --
 Receivable for Fund shares sold                        145,935               227,828              4,372,142
 Receivable for securities sold                       2,044,873               390,837              1,026,976
 Dividends and interest receivable                      247,252               126,487                126,564
 Tax reclaims receivable                                 12,973                54,768                     --
 Securities lending income receivable                    29,117                 6,551                  2,811
                                          --------------------- ---------------------  ---------------------
   TOTAL ASSETS                                     860,080,673           207,396,496            268,018,776
                                          --------------------- ---------------------  ---------------------
LIABILITIES
 Collateral on securities loaned, at
   value (Note 2)                                   107,341,167            37,301,240             33,336,293
 Payable for securities purchased                     7,344,108               178,322                     --
 Payable for Fund shares redeemed                       710,611               157,591                576,209
 Payable to custodian bank                                   --                13,139              5,126,112
 Management fees payable (Note 4)                       438,438               113,064                174,968
 Deferred Trustees' fees (Note 4)                       708,618               105,757                 77,212
 Administrative fees payable (Note 4)                    48,246                 5,647                 20,627
 Other accounts payable and accrued
   expenses                                             158,102               149,797                121,036
                                          --------------------- ---------------------  ---------------------
   TOTAL LIABILITIES                                116,749,290            38,024,557             39,432,457
                                          --------------------- ---------------------  ---------------------
NET ASSETS                                $         743,331,383 $         169,371,939  $         228,586,319
                                          ===================== =====================  =====================
NET ASSETS CONSIST OF:
 Paid-in capital                          $         657,862,165 $         128,248,868  $         191,203,129
 Undistributed (overdistributed) net
   investment income (loss)                           4,251,080              (828,914)               (77,212)
 Accumulated net realized gain (loss)
   on investments, written options and
   foreign currency transactions                     20,160,438             2,559,014              2,194,553
 Net unrealized appreciation on
   investments and foreign currency
   translations                                      61,057,700            39,392,971             35,265,849
                                          --------------------- ---------------------  ---------------------
NET ASSETS                                $         743,331,383 $         169,371,939  $         228,586,319
                                          ===================== =====================  =====================
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE:
 Class A shares:
   Net assets                             $         679,896,888 $         112,814,220  $          62,603,387
                                          ===================== =====================  =====================
   Shares of beneficial interest                     63,519,422             5,247,790              5,415,377
                                          ===================== =====================  =====================
   Net asset value and redemption price
    per share                             $               10.70 $               21.50  $               11.56
                                          ===================== =====================  =====================
   Offering price per share
    (100/[100-maximum sales charge] of
    net asset value) (Note 1)             $               11.35 $               22.81  $               12.27
                                          ===================== =====================  =====================
 Class B shares: (redemption price per
   share is equal to net asset value
   less any applicable contingent
   deferred sales charge) (Note 1)
   Net assets                             $          43,032,455 $          33,016,473  $          78,950,332
                                          ===================== =====================  =====================
   Shares of beneficial interest                      4,372,959             1,692,553              7,232,270
                                          ===================== =====================  =====================
   Net asset value and offering price
    per share                             $                9.84 $               19.51  $               10.92
                                          ===================== =====================  =====================
 Class C shares: (redemption price per
   share is equal to net asset value
   less any applicable contingent
   deferred sales charge) (Note 1)
   Net assets                             $           8,687,620 $          23,541,246  $          87,032,600
                                          ===================== =====================  =====================
   Shares of beneficial interest                        883,296             1,208,196              7,971,486
                                          ===================== =====================  =====================
   Net asset value and offering price
    per share                             $                9.84 $               19.48  $               10.92
                                          ===================== =====================  =====================
 Class Y shares:
   Net assets                             $          11,714,420 $                  --  $                  --
                                          ===================== =====================  =====================
   Shares of beneficial interest                      1,072,245                    --                     --
                                          ===================== =====================  =====================
   Net asset value, offering and
    redemption price per share            $               10.93 $                  --  $                  --
                                          ===================== =====================  =====================
(a) Including securities on loan with
 market values of:                        $         105,389,588 $          35,697,604  $          32,309,413
                                          ===================== =====================  =====================

                See accompanying notes to financial statements.

  Harris Associates                                                       Vaughan Nelson             Westpeak
   Large Cap Value     IXIS U.S. Diversified        IXIS Value            Small Cap Value         Capital Growth
        Fund                 Portfolio                 Fund                    Fund                    Fund
---------------------  ---------------------  ---------------------    ---------------------  ---------------------
---------------------  ---------------------  ---------------------    ---------------------  ---------------------
$         218,992,937  $         570,767,926  $         122,661,627    $         153,494,480  $          58,972,171
           54,019,176            111,748,892             27,228,564               18,332,472              5,836,651
---------------------  ---------------------  ---------------------    ---------------------  ---------------------
          273,012,113            682,516,818            149,890,191              171,826,952             64,808,822
                   --                 53,212                     --                       --                     --
                   --                     --                     --                       --                     --
               41,206                152,099                147,197                  175,943                  2,252
              112,443              1,407,569                602,159                  531,248                     --
              340,977                576,087                168,914                  178,025                 52,834
                   --                  6,566                     50                       --                     --
                  145                 16,616                  5,875                   19,658                    587
---------------------  ---------------------  ---------------------    ---------------------  ---------------------
          273,506,884            684,728,967            150,814,386              172,731,826             64,864,495
---------------------  ---------------------  ---------------------    ---------------------  ---------------------
            1,558,900             73,222,927             17,278,289               34,905,193              7,840,726
                   --              1,152,805                548,856                  686,404                     --
              316,598                678,932                185,013                  255,194                 29,793
                   --                     --                 44,437                       --                     --
              346,519                469,284                 83,593                  147,673                101,180
              292,212                397,708                204,615                  110,177                112,145
               16,613                 36,256                  6,437                    4,960                  3,496
              222,599                302,182                 94,313                  117,477                 87,898
---------------------  ---------------------  ---------------------    ---------------------  ---------------------
            2,753,441             76,260,094             18,445,553               36,227,078              8,175,238
---------------------  ---------------------  ---------------------    ---------------------  ---------------------
$         270,753,443  $         608,468,873  $         132,368,833    $         136,504,748  $          56,689,257
=====================  =====================  =====================    =====================  =====================
$         301,870,583  $         569,496,525  $         102,677,999    $         132,389,809  $         102,507,502
              446,071               (404,299)               (63,059)                (110,178)              (112,145)
          (85,582,387)           (72,372,538)             2,525,329              (14,107,355)           (51,542,751)
           54,019,176            111,749,185             27,228,564               18,332,472              5,836,651
---------------------  ---------------------  ---------------------    ---------------------  ---------------------
$         270,753,443  $         608,468,873  $         132,368,833    $         136,504,748  $          56,689,257
=====================  =====================  =====================    =====================  =====================
$         195,713,670  $         393,430,197  $         110,588,026    $          85,285,228  $          47,331,760
=====================  =====================  =====================    =====================  =====================
           12,634,975             17,148,830             12,606,618                4,081,393              3,617,155
=====================  =====================  =====================    =====================  =====================
$               15.49  $               22.94  $                8.77    $               20.90  $               13.09
=====================  =====================  =====================    =====================  =====================
$               16.44  $               24.34  $                9.31    $               22.18  $               13.89
=====================  =====================  =====================    =====================  =====================
$          42,893,574  $         147,818,826  $          18,794,626    $          32,605,853  $           8,599,429
=====================  =====================  =====================    =====================  =====================
            2,980,584              7,269,536              2,426,218                1,699,373                767,718
=====================  =====================  =====================    =====================  =====================
$               14.39  $               20.33  $                7.75    $               19.19  $               11.20
=====================  =====================  =====================    =====================  =====================
$          18,088,795  $          46,064,359  $           2,986,181    $          18,186,476  $             758,068
=====================  =====================  =====================    =====================  =====================
            1,258,706              2,263,016                385,494                  947,473                 67,805
=====================  =====================  =====================    =====================  =====================
$               14.37  $               20.36  $                7.75    $               19.19  $               11.18
=====================  =====================  =====================    =====================  =====================
$          14,057,404  $          21,155,491  $                  --    $             427,191  $                  --
=====================  =====================  =====================    =====================  =====================
              877,865                865,223                     --                   20,430                     --
=====================  =====================  =====================    =====================  =====================
$               16.01  $               24.45  $                  --    $               20.91  $                  --
=====================  =====================  =====================    =====================  =====================
$           1,525,254  $          71,332,377  $          16,764,688    $          33,826,317  $           7,609,915
=====================  =====================  =====================    =====================  =====================

                           STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2006

                                               CGM Advisor              Hansberger          Harris Associates
                                             Targeted Equity           International          Focused Value
                                                  Fund                     Fund                   Fund
                                          ---------------------    ---------------------  ---------------------
                                          ---------------------    ---------------------  ---------------------
INVESTMENT INCOME
 Dividends                                $          14,079,597    $           3,692,855  $           3,098,322
 Interest                                               653,306                   72,714                410,617
 Securities lending income (Note 2)                     153,455                   92,310                 24,558
 Less net foreign taxes withheld                       (276,656)                (330,856)                (1,710)
                                          ---------------------    ---------------------  ---------------------
                                                     14,609,702                3,527,023              3,531,787
                                          ---------------------    ---------------------  ---------------------
 Expenses
   Management fees (Note 4)                           5,291,650                1,250,812              2,425,826
   Service fees - Class A (Note 4)                    1,728,516                  252,677                171,625
   Service and distribution fees -
    Class B (Note 4)                                    495,409                  336,226                852,125
   Service and distribution fees -
    Class C (Note 4)                                     74,953                  216,585              1,004,564
   Trustees' fees and expenses (Note 4)                  97,767                   24,966                 29,063
   Administrative fees (Note 4)                         429,903                   96,502                145,192
   Custodian fees and expenses                           54,949                  105,279                 26,727
   Transfer agent fees and expenses -
    Class A                                             673,518                  203,774                105,500
   Transfer agent fees and expenses -
    Class B                                              49,560                   69,890                130,315
   Transfer agent fees and expenses -
    Class C                                               6,857                   43,876                155,861
   Transfer agent fees and expenses -
    Class Y                                               7,508                       --                     --
   Audit fees                                            42,586                   47,847                 40,185
   Legal fees                                            29,426                    4,957                  7,755
   Shareholder reporting expenses                       103,801                   38,632                 80,503
   Registration fees                                     57,593                   41,767                 43,061
   Expense waiver recapture - Class Y
    (Note 4)                                                 --                       --                     --
   Miscellaneous expenses                                49,828                   20,484                 25,684
                                          ---------------------    ---------------------  ---------------------
 Total expenses                                       9,193,824                2,754,274              5,243,986
   Less reimbursement/waiver (Note 4)                        --                       --                     --
                                          ---------------------    ---------------------  ---------------------
 Net expenses                                         9,193,824                2,754,274              5,243,986
                                          ---------------------    ---------------------  ---------------------
 Net investment income (loss)                         5,415,878                  772,749             (1,712,199)
                                          ---------------------    ---------------------  ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS, WRITTEN OPTIONS AND
 FOREIGN CURRENCY TRANSACTIONS
 Realized gain (loss) on:
   Investments - net                                 98,076,120               21,386,335             32,289,793
   Written options - net                                     --                       --                     --
   Foreign currency transactions - net                       --                  (85,610)                    --
 Change in unrealized appreciation
   (depreciation) on:
   Investments - net                                (41,577,124)              11,334,026             (3,254,755)
   Foreign currency translations - net                       --                    5,806                     --
                                          ---------------------    ---------------------  ---------------------
 Net realized and unrealized gain on
   investments, written options and
   foreign currency transactions                     56,498,996               32,640,557             29,035,038
                                          ---------------------    ---------------------  ---------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $          61,914,874    $          33,413,306  $          27,322,839
                                          =====================    =====================  =====================

                                            Harris Associates
                                             Large Cap Value
                                                  Fund
                                          ---------------------
                                          ---------------------
INVESTMENT INCOME
 Dividends                                $           4,429,839
 Interest                                               163,974
 Securities lending income (Note 2)                       5,495
 Less net foreign taxes withheld                             --
                                          ---------------------
                                                      4,599,308
                                          ---------------------
 Expenses
   Management fees (Note 4)                           1,822,308
   Service fees - Class A (Note 4)                      461,466
   Service and distribution fees -
    Class B (Note 4)                                    487,110
   Service and distribution fees -
    Class C (Note 4)                                    182,570
   Trustees' fees and expenses (Note 4)                  44,963
   Administrative fees (Note 4)                         148,050
   Custodian fees and expenses                           28,681
   Transfer agent fees and expenses -
    Class A                                             383,145
   Transfer agent fees and expenses -
    Class B                                             105,970
   Transfer agent fees and expenses -
    Class C                                              38,676
   Transfer agent fees and expenses -
    Class Y                                               3,583
   Audit fees                                            37,729
   Legal fees                                             4,079
   Shareholder reporting expenses                        76,024
   Registration fees                                     55,148
   Expense waiver recapture - Class Y
    (Note 4)                                              5,495
   Miscellaneous expenses                                24,508
                                          ---------------------
 Total expenses                                       3,909,505
   Less reimbursement/waiver (Note 4)                   (14,496)
                                          ---------------------
 Net expenses                                         3,895,009
                                          ---------------------
 Net investment income (loss)                           704,299
                                          ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS, WRITTEN OPTIONS AND
 FOREIGN CURRENCY TRANSACTIONS
 Realized gain (loss) on:
   Investments - net                                 24,797,461
   Written options - net                                     --
   Foreign currency transactions - net                       --
 Change in unrealized appreciation
   (depreciation) on:
   Investments - net                                 14,208,318
   Foreign currency translations - net                       --
                                          ---------------------
 Net realized and unrealized gain on
   investments, written options and
   foreign currency transactions                     39,005,779
                                          ---------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $          39,710,078
                                          =====================

                See accompanying notes to financial statements.

                                                 Vaughan Nelson             Westpeak
IXIS U.S. Diversified                            Small Cap Value         Capital Growth
      Portfolio           IXIS Value Fund             Fund                    Fund
---------------------  ---------------------  ---------------------  ---------------------
                       ---------------------  ---------------------  ---------------------
$           9,504,045  $           2,114,238  $           1,343,348  $             552,723
              427,258                132,021                237,224                 29,913
              148,849                  8,954                 35,039                  3,846
              (23,074)                (4,129)                    --                     --
---------------------  ---------------------  ---------------------  ---------------------
           10,057,078              2,251,084              1,615,611                586,482
---------------------  ---------------------  ---------------------  ---------------------
            5,557,166                932,836              1,118,892                433,385
              972,878                254,242                180,258                119,496
            1,606,428                198,514                363,120                 91,488
              470,141                 28,297                158,630                  8,375
               69,675                 32,009                 25,273                 22,547
              349,523                 72,347                 70,513                 35,338
               56,092                 25,656                 22,992                 18,213
              719,922                169,083                172,970                148,318
              303,895                 34,430                 96,641                 28,877
               87,713                  4,766                 38,543                  2,672
                  996                     --                    316                     --
               45,122                 41,080                 36,420                 36,236
               19,312                  2,441                  3,854                  1,762
              147,260                 27,055                 36,255                 19,240
               63,011                 33,301                 42,732                 35,197
                   --                     --                     --                     --
               47,714                 36,234                 15,579                 12,864
---------------------  ---------------------  ---------------------  ---------------------
           10,516,848              1,892,291              2,382,988              1,014,008
                   --                     --                   (237)                (9,850)
---------------------  ---------------------  ---------------------  ---------------------
           10,516,848              1,892,291              2,382,751              1,004,158
---------------------  ---------------------  ---------------------  ---------------------
             (459,770)               358,793               (767,140)              (417,676)
---------------------  ---------------------  ---------------------  ---------------------
           69,038,846             16,600,274             15,201,715              1,359,930
               22,971                     --                     --                     --
               (4,271)                    --                     --                     --
            9,002,528              5,401,523              5,842,036              4,795,603
                  293                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
           78,060,367             22,001,797             21,043,751              6,155,533
---------------------  ---------------------  ---------------------  ---------------------
$          77,600,597  $          22,360,590  $          20,276,611  $           5,737,857
=====================  =====================  =====================  =====================

                      STATEMENTS OF CHANGES IN NET ASSETS


                                           CGM Advisor Targeted Equity Fund                Hansberger International Fund
                                     --------------------------------------------  --------------------------------------------
                                           Year Ended             Year Ended             Year Ended             Year Ended
                                          December 31,           December 31,           December 31,           December 31,
                                              2006                   2005                   2006                   2005
                                     ---------------------  ---------------------  ---------------------  ---------------------
                                     ---------------------  ---------------------  ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income (loss)        $           5,415,878  $           5,455,563  $             772,749  $             460,052
 Net realized gain on investments,
   written options and foreign
   currency transactions                        98,076,120             84,395,181             21,300,725             10,947,858
 Net change in unrealized
   appreciation (depreciation) on
   investments and foreign
   currency translations                       (41,577,124)             2,836,954             11,339,832              8,310,253
                                     ---------------------  ---------------------  ---------------------  ---------------------
 Net increase (decrease) in net
   assets resulting from operations             61,914,874             92,687,698             33,413,306             19,718,163
                                     ---------------------  ---------------------  ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
   Class A                                      (4,805,342)            (1,593,713)            (1,649,325)                    --
   Class B                                        (344,672)               (75,336)              (308,165)                    --
   Class C                                         (50,730)                (4,738)              (228,856)                    --
   Class Y                                        (117,501)               (49,839)                    --                     --
 Net realized capital gain
   Class A                                     (18,905,325)                    --            (12,651,380)                    --
   Class B                                      (1,296,659)                    --             (4,129,524)                    --
   Class C                                        (261,882)                    --             (2,916,961)                    --
   Class Y                                        (317,675)                    --                     --                     --
                                     ---------------------  ---------------------  ---------------------  ---------------------
 Total distributions                           (26,099,786)            (1,723,626)           (21,884,211)                    --
                                     ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)                         (55,926,861)           (87,386,245)            15,400,963            (13,245,555)
                                     ---------------------  ---------------------  ---------------------  ---------------------
 Redemption fees
   Class A                                           3,687                  7,519                  1,759                    411
   Class B                                             250                    600                    582                    216
   Class C                                              46                     39                    378                     88
   Class Y                                              64                    110                     --                     --
                                     ---------------------  ---------------------  ---------------------  ---------------------
                                                     4,047                  8,268                  2,719                    715
                                     ---------------------  ---------------------  ---------------------  ---------------------
 Net increase (decrease) in net
   assets                                      (20,107,726)             3,586,095             26,932,777              6,473,323
                                     ---------------------  ---------------------  ---------------------  ---------------------
NET ASSETS
 Beginning of the year                         763,439,109            759,853,014            142,439,162            135,965,839
                                     ---------------------  ---------------------  ---------------------  ---------------------
 End of the year                     $         743,331,383  $         763,439,109  $         169,371,939  $         142,439,162
                                     =====================  =====================  =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME (LOSS)        $           4,251,080  $           4,156,656  $            (828,914) $            (159,969)
                                     =====================  =====================  =====================  =====================

                See accompanying notes to financial statements.

    Harris Associates Focused Value Fund           Harris Associates Large Cap Value Fund
--------------------------------------------    --------------------------------------------
      Year Ended             Year Ended               Year Ended               Year Ended
     December 31,           December 31,             December 31,             December 31,
         2006                   2005                     2006                     2005
---------------------  ---------------------    ---------------------    ---------------------
---------------------  ---------------------    ---------------------    ---------------------
$          (1,712,199) $          (1,906,104)   $             704,299    $             595,285
           32,289,793             57,991,221               24,797,461               25,778,595
           (3,254,755)           (40,207,477)              14,208,318              (29,282,480)
---------------------  ---------------------    ---------------------    ---------------------
           27,322,839             15,877,640               39,710,078               (2,908,600)
---------------------  ---------------------    ---------------------    ---------------------
                   --                     --                 (435,177)                (231,035)
                   --                     --                 (124,953)                 (81,761)
                   --                     --                  (46,052)                 (28,415)
                   --                     --                  (30,568)                 (16,672)
           (9,867,493)           (10,494,877)                      --                       --
          (13,053,352)           (12,897,474)                      --                       --
          (14,611,917)           (16,300,067)                      --                       --
                   --                     --                       --                       --
---------------------  ---------------------    ---------------------    ---------------------
          (37,532,762)           (39,692,418)                (636,750)                (357,883)
---------------------  ---------------------    ---------------------    ---------------------
          (63,505,817)           (37,006,144)             (50,651,493)             (61,204,054)
---------------------  ---------------------    ---------------------    ---------------------
                  801                  6,748                       --                       --
                1,006                  7,032                       --                       --
                1,149                  9,087                       --                       --
                   --                     --                       --                       --
---------------------  ---------------------    ---------------------    ---------------------
                2,956                 22,867                       --                       --
---------------------  ---------------------    ---------------------    ---------------------
          (73,712,784)           (60,798,055)             (11,578,165)             (64,470,537)
---------------------  ---------------------    ---------------------    ---------------------
          302,299,103            363,097,158              282,331,608              346,802,145
---------------------  ---------------------    ---------------------    ---------------------
$         228,586,319  $         302,299,103    $         270,753,443    $         282,331,608
=====================  =====================    =====================    =====================
$             (77,212) $             (58,725)   $             446,071    $             378,522
=====================  =====================    =====================    =====================

       IXIS U.S. Diversified Portfolio                         IXIS Value Fund
--------------------------------------------    --------------------------------------------
      Year Ended             Year Ended               Year Ended             Year Ended
     December 31,           December 31,             December 31,           December 31,
         2006                   2005                     2006                   2005
---------------------  ---------------------    ---------------------  ---------------------
---------------------  ---------------------    ---------------------  ---------------------
$            (459,770) $          (5,426,695)   $             358,793  $              36,516
           69,057,546             85,718,676               16,600,274             14,669,814
            9,002,821            (36,729,033)               5,401,523             (7,165,564)
---------------------  ---------------------    ---------------------  ---------------------
           77,600,597             43,562,948               22,360,590              7,540,766
---------------------  ---------------------    ---------------------  ---------------------
                   --                     --                 (278,098)                    --
                   --                     --                   (9,395)                    --
                   --                     --                   (1,244)                    --
                   --                     --                       --                     --
                   --                     --              (12,893,672)           (12,510,896)
                   --                     --               (2,496,747)            (3,162,413)
                   --                     --                 (391,442)              (411,818)
                   --                     --                       --                     --
---------------------  ---------------------    ---------------------  ---------------------
                   --                     --              (16,070,598)           (16,085,127)
---------------------  ---------------------    ---------------------  ---------------------
          (98,667,360)          (114,045,267)               2,351,488             (3,970,555)
---------------------  ---------------------    ---------------------  ---------------------
                   --                     --                       --                     --
                   --                     --                       --                     --
                   --                     --                       --                     --
                   --                     --                       --                     --
---------------------  ---------------------    ---------------------  ---------------------
                   --                     --                       --                     --
---------------------  ---------------------    ---------------------  ---------------------
          (21,066,763)           (70,482,319)               8,641,480            (12,514,916)
---------------------  ---------------------    ---------------------  ---------------------
          629,535,636            700,017,955              123,727,353            136,242,269
---------------------  ---------------------    ---------------------  ---------------------
$         608,468,873  $         629,535,636    $         132,368,833  $         123,727,353
=====================  =====================    =====================  =====================
$            (404,299) $            (348,230)   $             (63,059) $            (129,408)
=====================  =====================    =====================  =====================

                                          Vaughan Nelson Small Cap Value Fund              Westpeak Capital Growth Fund
                                     --------------------------------------------  --------------------------------------------
                                           Year Ended             Year Ended             Year Ended             Year Ended
                                          December 31,           December 31,           December 31,           December 31,
                                              2006                   2005                   2006                   2005
                                     ---------------------  ---------------------  ---------------------  ---------------------
                                     ---------------------  ---------------------  ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income (loss)        $            (767,140) $            (950,930) $            (417,676) $            (632,456)
 Net realized gain on investments,
   written options and foreign
   currency transactions                        15,201,715             12,955,895              1,359,930                984,436
 Net change in unrealized
   appreciation (depreciation) on
   investments and foreign
   currency translations                         5,842,036             (2,141,269)             4,795,603              1,466,262
                                     ---------------------  ---------------------  ---------------------  ---------------------
 Net increase (decrease) in net
   assets resulting from operations             20,276,611              9,863,696              5,737,857              1,818,242
                                     ---------------------  ---------------------  ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
   Class A                                              --                     --                     --                     --
   Class B                                              --                     --                     --                     --
   Class C                                              --                     --                     --                     --
   Class Y                                              --                     --                     --                     --
 Net realized capital gain
   Class A                                              --                     --                     --                     --
   Class B                                              --                     --                     --                     --
   Class C                                              --                     --                     --                     --
   Class Y                                              --                     --                     --                     --
                                     ---------------------  ---------------------  ---------------------  ---------------------
 Total distributions                                    --                     --                     --                     --
                                     ---------------------  ---------------------  ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)                           4,860,769            (11,845,326)            (9,528,533)           (12,686,062)
                                     ---------------------  ---------------------  ---------------------  ---------------------
 Redemption fees
   Class A                                           3,304                  2,646                     --                     --
   Class B                                           1,780                  2,033                     --                     --
   Class C                                             731                    649                     --                     --
   Class Y                                              --                     --                     --                     --
                                     ---------------------  ---------------------  ---------------------  ---------------------
                                                     5,815                  5,328                     --                     --
                                     ---------------------  ---------------------  ---------------------  ---------------------
 Net increase (decrease) in net
   assets                                       25,143,195             (1,976,302)            (3,790,676)           (10,867,820)
                                     ---------------------  ---------------------  ---------------------  ---------------------
NET ASSETS
 Beginning of the year                         111,361,553            113,337,855             60,479,933             71,347,753
                                     ---------------------  ---------------------  ---------------------  ---------------------
 End of the year                     $         136,504,748  $         111,361,553  $          56,689,257  $          60,479,933
                                     =====================  =====================  =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME (LOSS)        $            (110,178) $             (92,028) $            (112,145) $             (95,208)
                                     =====================  =====================  =====================  =====================

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                            Income (loss) from investment operations:            Less distributions:
                                            ---------------------------------------   -----------------------------------------

                                 Net asset
                                  value,        Net                                     Dividends    Distributions
                                 beginning   investment     Net realized  Total from       from        from net
                                    of         income      and unrealized investment  net investment   realized        Total
                                  period     (loss) (b)     gain (loss)   operations      income     capital gains distributions
                                 ---------- ----------     -------------- ----------  -------------- ------------- -------------
CGM ADVISOR TARGETED EQUITY FUND
   Class A
  12/31/2006                     $    10.22 $     0.08       $     0.78   $     0.86    $    (0.07)   $    (0.31)   $    (0.38)
  12/31/2005                           9.05       0.07             1.12         1.19         (0.02)           --         (0.02)
  12/31/2004                           7.94       0.01             1.10         1.11            --            --            --
  12/31/2003                           5.56      (0.03)            2.41         2.38            --            --            --
  12/31/2002                           7.81      (0.06)           (2.19)       (2.25)           --            --            --
   Class B
  12/31/2006                           9.48       0.00(e)          0.74         0.74         (0.07)        (0.31)        (0.38)
  12/31/2005                           8.45       0.00(e)          1.04         1.04         (0.01)           --         (0.01)
  12/31/2004                           7.47      (0.04)            1.02         0.98            --            --            --
  12/31/2003                           5.28      (0.07)            2.26         2.19            --            --            --
  12/31/2002                           7.47      (0.11)           (2.08)       (2.19)           --            --            --
   Class C
  12/31/2006                           9.48       0.00(e)          0.74         0.74         (0.07)        (0.31)        (0.38)
  12/31/2005                           8.45       0.00(e)          1.04         1.04         (0.01)           --         (0.01)
  12/31/2004                           7.47      (0.04)            1.02         0.98            --            --            --
  12/31/2003                           5.27      (0.07)            2.27         2.20            --            --            --
  12/31/2002                           7.47      (0.11)           (2.09)       (2.20)           --            --            --
   Class Y
  12/31/2006                          10.42       0.11             0.82         0.93         (0.11)        (0.31)        (0.42)
  12/31/2005                           9.23       0.10             1.14         1.24         (0.05)           --         (0.05)
  12/31/2004                           8.07       0.04             1.12         1.16            --            --            --
  12/31/2003                           5.63       0.01             2.43         2.44            --            --            --
  12/31/2002                           7.85      (0.02)           (2.20)       (2.22)           --            --            --
HANSBERGER INTERNATIONAL FUND
   Class A
  12/31/2006                     $    19.88 $     0.16       $     4.51   $     4.67    $    (0.35)   $    (2.70)   $    (3.05)
  12/31/2005                          17.12       0.11             2.65         2.76            --            --            --
  12/31/2004                          15.07       0.02             2.03         2.05            --            --            --
  12/31/2003                          10.84      (0.04)            4.27         4.23            --            --            --
  12/31/2002                          13.02      (0.05)           (2.08)       (2.13)        (0.05)           --         (0.05)
   Class B
  12/31/2006                          18.27       0.01             4.11         4.12         (0.18)        (2.70)        (2.88)
  12/31/2005                          15.85       0.00(e)          2.42         2.42            --            --            --
  12/31/2004                          14.06      (0.09)            1.88         1.79            --            --            --
  12/31/2003                          10.19      (0.12)            3.99         3.87            --            --            --
  12/31/2002                          12.32      (0.14)           (1.94)       (2.08)        (0.05)           --         (0.05)






                                 Redemption
                                  fees (e)
                                 ----------
CGM ADVISOR TARGETED EQUITY FUND
   Class A
  12/31/2006                     $     0.00
  12/31/2005                           0.00
  12/31/2004                           0.00
  12/31/2003                             --
  12/31/2002                             --
   Class B
  12/31/2006                           0.00
  12/31/2005                           0.00
  12/31/2004                           0.00
  12/31/2003                             --
  12/31/2002                             --
   Class C
  12/31/2006                           0.00
  12/31/2005                           0.00
  12/31/2004                           0.00
  12/31/2003                             --
  12/31/2002                             --
   Class Y
  12/31/2006                           0.00
  12/31/2005                           0.00
  12/31/2004                           0.00
  12/31/2003                             --
  12/31/2002                             --
HANSBERGER INTERNATIONAL FUND
   Class A
  12/31/2006                     $     0.00
  12/31/2005                           0.00
  12/31/2004                           0.00
  12/31/2003                             --
  12/31/2002                             --
   Class B
  12/31/2006                           0.00
  12/31/2005                           0.00
  12/31/2004                           0.00
  12/31/2003                             --
  12/31/2002                             --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.

                See accompanying notes to financial statements.

                                     Ratios to average net assets:
                                   ---------------------------------

Net asset              Net assets,
 value,       Total      end of     Gross      Net     Net investment Portfolio
 end of      return      period    expenses  expenses  income (loss)  turnover
 period    (%) (a) (c)   (000's)   (%) (f)   (%) (d)        (%)       rate (%)
---------- ----------- ----------- --------- --------- -------------- ---------
$    10.70        8.5  $  679,897       1.16       N/A        0.76          171
     10.22       13.2     694,121       1.28       N/A        0.78          196
      9.05       14.0     689,967       1.42       N/A        0.16          265
      7.94       42.8     724,214       1.57       N/A       (0.40)         261
      5.56      (28.8)    602,989       1.47       N/A       (0.86)         223
      9.84        7.8      43,032       1.91       N/A        0.02          171
      9.48       12.4      53,005       2.03       N/A        0.03          196
      8.45       13.1      57,527       2.17       N/A       (0.58)         265
      7.47       41.5      56,880       2.32       N/A       (1.14)         261
      5.28      (29.3)     45,633       2.23       N/A       (1.62)         223
      9.84        7.7       8,688       1.90       N/A        0.04          171
      9.48       12.4       5,133       2.04       N/A        0.03          196
      8.45       13.1       3,214       2.17       N/A       (0.58)         265
      7.47       41.8       2,647       2.32       N/A       (1.14)         261
      5.27      (29.5)      2,187       2.23       N/A       (1.62)         223
     10.93        9.0      11,714       0.87       N/A        1.05          171
     10.42       13.4      11,181       1.07       N/A        0.99          196
      9.23       14.4       9,145       1.08       N/A        0.51          265
      8.07       43.3       7,773       1.03       N/A        0.16          261
      5.63      (28.3)      5,522       0.92       N/A       (0.31)         223
$    21.50       24.1  $  112,814       1.49       N/A        0.75           49
     19.88       16.1      89,663       1.81       N/A        0.62           45
     17.12       13.6      73,707       1.92      1.91        0.14           81
     15.07       39.0      59,762       2.32      2.30       (0.34)          92
     10.84      (16.4)     50,053       2.19       N/A       (0.45)          91
     19.51       23.2      33,016       2.25       N/A        0.03           49
     18.27       15.3      33,388       2.55       N/A       (0.02)          45
     15.85       12.7      45,213       2.67      2.66       (0.60)          81
     14.06       38.0      60,296       3.07      3.05       (1.09)          92
     10.19      (17.0)     53,306       2.94       N/A       (1.20)          91

(d)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher.
(e)Amount rounds to less than $0.01 per share, if applicable.
(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.

For a share outstanding throughout each period.

                                                     Income (loss) from investment operations:
                                                     ---------------------------------------

                                          Net asset
                                           value,        Net
                                          beginning   investment     Net realized  Total from
                                             of         income      and unrealized investment
                                           period     (loss) (b)     gain (loss)   operations
                                          ---------- ----------     -------------- ----------
HANSBERGER INTERNATIONAL FUND (continued)
   Class C
  12/31/2006                              $    18.28 $     0.00(f)    $     4.11   $     4.11
  12/31/2005                                   15.86      (0.02)            2.44         2.42
  12/31/2004                                   14.06      (0.09)            1.89         1.80
  12/31/2003                                   10.19      (0.12)            3.99         3.87
  12/31/2002                                   12.33      (0.14)           (1.95)       (2.09)
HARRIS ASSOCIATES FOCUSED VALUE FUND
   Class A
  12/31/2006                              $    12.08 $    (0.02)      $     1.50   $     1.48
  12/31/2005                                   13.06       0.00(f)          0.76         0.76
  12/31/2004                                   11.79      (0.02)            1.29         1.27
  12/31/2003                                    9.24      (0.03)            2.58         2.55
  12/31/2002                                   10.96      (0.03)           (1.69)       (1.72)
   Class B
  12/31/2006                                   11.59      (0.10)            1.43         1.33
  12/31/2005                                   12.69      (0.10)            0.74         0.64
  12/31/2004                                   11.55      (0.11)            1.25         1.14
  12/31/2003                                    9.12      (0.10)            2.53         2.43
  12/31/2002                                   10.90      (0.11)           (1.67)       (1.78)
   Class C
  12/31/2006                                   11.59      (0.10)            1.43         1.33
  12/31/2005                                   12.69      (0.10)            0.74         0.64
  12/31/2004                                   11.55      (0.11)            1.25         1.14
  12/31/2003                                    9.12      (0.10)            2.53         2.43
  12/31/2002                                   10.90      (0.11)           (1.67)       (1.78)
HARRIS ASSOCIATES LARGE CAP VALUE FUND
   Class A
  12/31/2006                              $    13.33 $     0.06       $     2.13   $     2.19
  12/31/2005                                   13.37       0.05            (0.08)       (0.03)
  12/31/2004                                   12.25       0.04             1.08         1.12
  12/31/2003                                    9.42       0.01             2.82         2.83
  12/31/2002                                   11.78       0.01            (2.37)       (2.36)
   Class B
  12/31/2006                                   12.48      (0.04)            1.98         1.94
  12/31/2005                                   12.62      (0.04)           (0.09)       (0.13)
  12/31/2004                                   11.64      (0.05)            1.03         0.98
  12/31/2003                                    9.02      (0.07)            2.69         2.62
  12/31/2002                                   11.37      (0.07)           (2.28)       (2.35)

                                                     Less distributions:
                                          -----------------------------------------


                                                         Distributions
                                          Dividends from   from net
                                          net investment   realized        Total     Redemption
                                              income     capital gains distributions  fees (f)
                                          -------------- ------------- ------------- ----------
HANSBERGER INTERNATIONAL FUND (continued)
   Class C
  12/31/2006                                $    (0.21)   $    (2.70)   $    (2.91)  $     0.00
  12/31/2005                                        --            --            --         0.00
  12/31/2004                                        --            --            --         0.00
  12/31/2003                                        --            --            --           --
  12/31/2002                                     (0.05)           --         (0.05)          --
HARRIS ASSOCIATES FOCUSED VALUE FUND
   Class A
  12/31/2006                                $       --    $    (2.00)   $    (2.00)  $     0.00
  12/31/2005                                        --         (1.74)        (1.74)        0.00
  12/31/2004                                        --            --            --         0.00
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
   Class B
  12/31/2006                                        --         (2.00)        (2.00)        0.00
  12/31/2005                                        --         (1.74)        (1.74)        0.00
  12/31/2004                                        --            --            --         0.00
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
   Class C
  12/31/2006                                        --         (2.00)        (2.00)        0.00
  12/31/2005                                        --         (1.74)        (1.74)        0.00
  12/31/2004                                        --            --            --         0.00
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
HARRIS ASSOCIATES LARGE CAP VALUE FUND
   Class A
  12/31/2006                                $    (0.03)   $       --    $    (0.03)  $       --
  12/31/2005                                     (0.01)           --         (0.01)          --
  12/31/2004                                        --            --            --           --
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --
   Class B
  12/31/2006                                     (0.03)           --         (0.03)          --
  12/31/2005                                     (0.01)           --         (0.01)          --
  12/31/2004                                        --            --            --           --
  12/31/2003                                        --            --            --           --
  12/31/2002                                        --            --            --           --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher.

                See accompanying notes to financial statements.

                                     Ratios to average net assets:
                                   ---------------------------------

Net asset              Net assets,
 value,       Total      end of     Gross      Net     Net investment  Portfolio
 end of      return      period    expenses  expenses  income (loss)   turnover
 period    (%) (a) (d)   (000's)   (%) (g)   (%) (c)        (%)        rate (%)
---------- ----------- ----------- --------- --------- -------------- ---------
$    19.48       23.1  $   23,541       2.25       N/A        0.01           49
     18.28       15.3      19,388       2.56       N/A       (0.11)          45
     15.86       12.8      17,046       2.67      2.66       (0.63)          81
     14.06       38.0      12,557       3.07      3.05       (1.09)          92
     10.19      (17.0)     11,013       2.94       N/A       (1.20)          91
$    11.56       12.7  $   62,603       1.51       N/A       (0.12)          36
     12.08        5.7      82,298       1.68       N/A       (0.04)          39
     13.06       10.8     108,042       1.70       N/A       (0.15)          26
     11.79       27.6      95,957       1.84      1.70       (0.28)          30
      9.24      (15.7)     68,660       1.79      1.70       (0.35)          12
     10.92       11.9      78,950       2.26       N/A       (0.87)          36
     11.59        5.0      97,256       2.43       N/A       (0.80)          39
     12.69        9.9     110,275       2.45       N/A       (0.90)          26
     11.55       26.6     107,017       2.59      2.45       (1.03)          30
      9.12      (16.3)     85,794       2.54      2.45       (1.10)          12
     10.92       11.9      87,033       2.27       N/A       (0.88)          36
     11.59        5.0     122,745       2.43       N/A       (0.79)          39
     12.69        9.9     144,780       2.45       N/A       (0.90)          26
     11.55       26.6     124,427       2.59      2.45       (1.03)          30
      9.12      (16.3)     86,269       2.54      2.45       (1.10)          12
$    15.49       16.5  $  195,714       1.30      1.30        0.44           23
     13.33       (0.2)    188,763       1.46      1.30        0.40           39
     13.37        9.1     222,434       1.49      1.30        0.30           27
     12.25       30.0     215,259       1.62      1.45        0.07           30(e)
      9.42      (20.0)    130,751       1.56       N/A        0.07          195
     14.39       15.6      42,894       2.07      2.05       (0.33)          23
     12.48       (1.0)     59,035       2.21      2.05       (0.35)          39
     12.62        8.4      79,949       2.24      2.05       (0.46)          27
     11.64       29.1      91,085       2.37      2.20       (0.69)          30(e)
      9.02      (20.7)     71,436       2.31       N/A       (0.68)         195

(d)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(e)Portfolio turnover excludes the impact of assets resulting from a merger with another fund.
(f)Amount rounds to less than $0.01 per share, if applicable.
(g)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.

For a share outstanding throughout each period.

                                                              Income (loss) from investment operations:
                                                              ----------------------------------------

                                                   Net asset
                                                    value,       Net
                                                   beginning  investment    Net realized   Total from
                                                      of        income     and unrealized  investment
                                                    period    (loss) (b)    gain (loss)    operations
                                                   ---------- ----------   --------------  ----------
HARRIS ASSOCIATES LARGE CAP VALUE FUND (continued)
   Class C
  12/31/2006                                       $    12.46 $    (0.04)    $     1.98    $     1.94
  12/31/2005                                            12.60      (0.04)         (0.09)        (0.13)
  12/31/2004                                            11.63      (0.05)          1.02          0.97
  12/31/2003                                             9.01      (0.07)          2.69          2.62
  12/31/2002                                            11.36      (0.07)         (2.28)        (2.35)
   Class Y
  12/31/2006                                            13.72       0.12           2.20          2.32
  12/31/2005                                            13.74       0.09          (0.10)        (0.01)
  12/31/2004                                            12.54       0.07           1.13          1.20
  12/31/2003                                             9.59       0.06           2.89          2.95
  12/31/2002                                            11.93       0.07          (2.41)        (2.34)
IXIS U.S. DIVERSIFIED PORTFOLIO
   Class A
  12/31/2006                                       $    20.17 $     0.04     $     2.73    $     2.77
  12/31/2005                                            18.75      (0.11)          1.53          1.42
  12/31/2004                                            16.61      (0.12)          2.26          2.14
  12/31/2003                                            12.43      (0.13)          4.31          4.18
  12/31/2002                                            15.90      (0.11)         (3.36)        (3.47)
   Class B
  12/31/2006                                            18.01      (0.11)          2.43          2.32
  12/31/2005                                            16.87      (0.22)          1.36          1.14
  12/31/2004                                            15.06      (0.23)          2.04          1.81
  12/31/2003                                            11.35      (0.22)          3.93          3.71
  12/31/2002                                            14.64      (0.20)         (3.09)        (3.29)
   Class C
  12/31/2006                                            18.03      (0.11)          2.44          2.33
  12/31/2005                                            16.89      (0.22)          1.36          1.14
  12/31/2004                                            15.08      (0.23)          2.04          1.81
  12/31/2003                                            11.37      (0.22)          3.93          3.71
  12/31/2002                                            14.66      (0.20)         (3.09)        (3.29)
   Class Y
  12/31/2006                                            21.41       0.14           2.90          3.04
  12/31/2005                                            19.82      (0.03)          1.62          1.59
  12/31/2004                                            17.46      (0.05)          2.41          2.36
  12/31/2003                                            12.98      (0.04)          4.52          4.48
  12/31/2002                                            16.50      (0.02)         (3.50)        (3.52)

                                                       Less distributions:
                                                   ---------------------------


                                                     Dividends
                                                        from
                                                   net investment     Total
                                                       income     distributions
                                                   -------------- -------------
HARRIS ASSOCIATES LARGE CAP VALUE FUND (continued)
   Class C
  12/31/2006                                         $    (0.03)   $    (0.03)
  12/31/2005                                              (0.01)        (0.01)
  12/31/2004                                                 --            --
  12/31/2003                                                 --            --
  12/31/2002                                                 --            --
   Class Y
  12/31/2006                                              (0.03)        (0.03)
  12/31/2005                                              (0.01)        (0.01)
  12/31/2004                                                 --            --
  12/31/2003                                                 --            --
  12/31/2002                                                 --            --
IXIS U.S. DIVERSIFIED PORTFOLIO
   Class A
  12/31/2006                                         $       --    $       --
  12/31/2005                                                 --            --
  12/31/2004                                                 --            --
  12/31/2003                                                 --            --
  12/31/2002                                                 --            --
   Class B
  12/31/2006                                                 --            --
  12/31/2005                                                 --            --
  12/31/2004                                                 --            --
  12/31/2003                                                 --            --
  12/31/2002                                                 --            --
   Class C
  12/31/2006                                                 --            --
  12/31/2005                                                 --            --
  12/31/2004                                                 --            --
  12/31/2003                                                 --            --
  12/31/2002                                                 --            --
   Class Y
  12/31/2006                                                 --            --
  12/31/2005                                                 --            --
  12/31/2004                                                 --            --
  12/31/2003                                                 --            --
  12/31/2002                                                 --            --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher.

                See accompanying notes to financial statements.

                                       Ratios to average net assets:
                                   ------------------------------------

Net asset              Net assets,
 value,       Total      end of       Gross       Net     Net investment  Portfolio
 end of      return      period      expenses   expenses  income (loss)   turnover
 period    (%) (a) (d)   (000's)     (%) (f)    (%) (c)        (%)        rate (%)
---------- ----------- ----------- ---------    --------- -------------- ---------
$    14.37       15.6  $   18,089       2.06         2.05       (0.32)          23
     12.46       (1.0)     20,308       2.21         2.05       (0.35)          39
     12.60        8.3      26,392       2.24         2.05       (0.42)          27
     11.63       29.1      15,553       2.37         2.20       (0.69)          30(e)
      9.01      (20.7)      6,440       2.31          N/A       (0.68)         195
     16.01       17.0      14,057       0.91(g)       N/A        0.82           23
     13.72       (0.0)     14,226       1.09         1.05        0.65           39
     13.74        9.6      18,027       0.99          N/A        0.58           27
     12.54       30.8      26,545       1.01          N/A        0.51           30(e)
      9.59      (19.6)     10,569       0.96          N/A        0.66          195
$    22.94       13.7  $  393,430       1.46          N/A        0.17           83
     20.17        7.6     386,084       1.73          N/A       (0.57)          97
     18.75       12.9     392,726       1.87          N/A       (0.71)         104
     16.61       33.6     354,755       1.99          N/A       (0.94)         102
     12.43      (21.8)    269,180       1.89          N/A       (0.75)          95
     20.33       12.9     147,819       2.22          N/A       (0.60)          83
     18.01        6.8     174,745       2.48          N/A       (1.32)          97
     16.87       12.0     223,349       2.62          N/A       (1.50)         104
     15.06       32.7     272,533       2.74          N/A       (1.69)         102
     11.35      (22.5)    282,361       2.64          N/A       (1.50)          95
     20.36       12.9      46,064       2.22          N/A       (0.59)          83
     18.03        6.8      48,262       2.48          N/A       (1.32)          97
     16.89       12.0      58,883       2.62          N/A       (1.48)         104
     15.08       32.6      60,783       2.74          N/A       (1.69)         102
     11.37      (22.4)     54,291       2.64          N/A       (1.50)          95
     24.45       14.2      21,155       1.03          N/A        0.60           83
     21.41        8.0      20,445       1.32          N/A       (0.16)          97
     19.82       13.5      25,060       1.33          N/A       (0.27)         104
     17.46       34.5      47,485       1.34          N/A       (0.30)         102
     12.98      (21.3)     37,911       1.29          N/A       (0.15)          95

(d)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(e)Portfolio turnover excludes the impact resulting from a merger with another fund.
(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.
(g)Includes expense waiver recapture of 0.04%.

For a share outstanding throughout each period.

                                               Income (loss) from investment operations:
                                               ---------------------------------------

                                    Net asset
                                     value,        Net
                                    beginning   investment     Net realized  Total from
                                       of         income      and unrealized investment
                                     period     (loss) (b)     gain (loss)   operations
                                    ---------- ----------     -------------- ----------
IXIS VALUE FUND
   Class A
  12/31/2006                        $     8.32 $     0.04       $     1.56   $     1.60
  12/31/2005                              8.92       0.02             0.54         0.56
  12/31/2004                              8.16       0.00(c)          0.93         0.93
  12/31/2003                              6.20      (0.01)            1.97         1.96
  12/31/2002                              7.70      (0.01)           (1.49)       (1.50)
   Class B
  12/31/2006                              7.51      (0.03)            1.40         1.37
  12/31/2005                              8.21      (0.05)            0.51         0.46
  12/31/2004                              7.57      (0.06)            0.87         0.81
  12/31/2003                              5.80      (0.06)            1.83         1.77
  12/31/2002                              7.26      (0.06)           (1.40)       (1.46)
   Class C
  12/31/2006                              7.50      (0.03)            1.41         1.38
  12/31/2005                              8.21      (0.05)            0.50         0.45
  12/31/2004                              7.57      (0.05)            0.86         0.81
  12/31/2003                              5.80      (0.06)            1.83         1.77
  12/31/2002                              7.26      (0.06)           (1.40)       (1.46)
VAUGHAN NELSON SMALL CAP VALUE FUND
   Class A
  12/31/2006                        $    17.69 $    (0.05)      $     3.26   $     3.21
  12/31/2005                             16.07      (0.08)            1.70         1.62
  12/31/2004                             13.94      (0.13)            2.26         2.13
  12/31/2003                             10.05      (0.19)            4.08         3.89
  12/31/2002                             14.52      (0.21)           (4.26)       (4.47)
   Class B
  12/31/2006                             16.36      (0.20)            3.03         2.83
  12/31/2005                             14.97      (0.19)            1.58         1.39
  12/31/2004                             13.08      (0.22)            2.11         1.89
  12/31/2003                              9.51      (0.26)            3.83         3.57
  12/31/2002                             13.84      (0.28)           (4.05)       (4.33)
   Class C
  12/31/2006                             16.37      (0.19)            3.01         2.82
  12/31/2005                             14.98      (0.19)            1.58         1.39
  12/31/2004                             13.09      (0.22)            2.11         1.89
  12/31/2003                              9.51      (0.26)            3.84         3.58
  12/31/2002                             13.84      (0.28)           (4.05)       (4.33)
   Class Y
  12/31/2006(e)                          19.02       0.02             1.87         1.89

                                                Less distributions:
                                    -------------------------------------------


                                      Dividends      Distributions
                                         from          from net
                                    net investment     realized        Total     Redemption
                                        income       capital gains distributions  fees (c)
                                    --------------   ------------- ------------- ----------
IXIS VALUE FUND
   Class A
  12/31/2006                          $    (0.02)     $    (1.13)   $    (1.15)  $       --
  12/31/2005                                  --           (1.16)        (1.16)          --
  12/31/2004                                  --           (0.17)        (0.17)          --
  12/31/2003                                  --              --            --           --
  12/31/2002                                  --              --            --           --
   Class B
  12/31/2006                               (0.00)(c)       (1.13)        (1.13)
  12/31/2005                                  --           (1.16)        (1.16)          --
  12/31/2004                                  --           (0.17)        (0.17)          --
  12/31/2003                                  --              --            --           --
  12/31/2002                                  --              --            --           --
   Class C
  12/31/2006                               (0.00)(c)       (1.13)        (1.13)          --
  12/31/2005                                  --           (1.16)        (1.16)          --
  12/31/2004                                  --           (0.17)        (0.17)          --
  12/31/2003                                  --              --            --           --
  12/31/2002                                  --              --            --           --
VAUGHAN NELSON SMALL CAP VALUE FUND
   Class A
  12/31/2006                          $       --      $       --    $       --   $     0.00
  12/31/2005                                  --              --            --         0.00
  12/31/2004                                  --              --            --         0.00
  12/31/2003                                  --              --            --           --
  12/31/2002                                  --              --            --           --
   Class B
  12/31/2006                                  --              --            --         0.00
  12/31/2005                                  --              --            --         0.00
  12/31/2004                                  --              --            --         0.00
  12/31/2003                                  --              --            --           --
  12/31/2002                                  --              --            --           --
   Class C
  12/31/2006                                  --              --            --         0.00
  12/31/2005                                  --              --            --         0.00
  12/31/2004                                  --              --            --         0.00
  12/31/2003                                  --              --            --           --
  12/31/2002                                  --              --            --           --
   Class Y
  12/31/2006(e)                               --              --            --           --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Amount rounds to less than $0.01 per share, if applicable.
(d)Effect of voluntary waiver of expenses by advisor was less than 0.005%.
(e)From commencement of Class operations on August 31, 2006 through December 31, 2006.

                See accompanying notes to financial statements.

                                           Ratios to average net assets:
                                      ---------------------------------------

                          Net assets,
Net asset        Total      end of       Gross          Net     Net investment Portfolio
value, end      return      period     expenses      expenses   income (loss)  turnover
of period     (%) (a) (g)   (000's)   (%) (h) (i)   (%) (f) (i)    (%) (i)     rate (%)
----------    ----------- ----------- -----------   ----------- -------------- ---------
$     8.77          19.7  $  110,588        1.38           N/A         0.43           61
      8.32           6.2      98,353        1.60(d)        N/A         0.19           62
      8.92          11.4     105,359        1.66           N/A         0.03           56
      8.16          31.6     110,228        1.81           N/A        (0.15)          75
      6.20         (19.5)     99,894        1.68           N/A        (0.21)          67
      7.75          18.6      18,795        2.14           N/A        (0.34)          61
      7.51           5.5      22,458        2.35(d)        N/A        (0.56)          62
      8.21          10.7      27,804        2.41           N/A        (0.72)          56
      7.57          30.5      30,029        2.56           N/A        (0.90)          75
      5.80         (20.1)     27,808        2.43           N/A        (0.96)          67
      7.75          18.8       2,986        2.14           N/A        (0.33)          61
      7.50           5.4       2,916        2.35(d)        N/A        (0.56)          62
      8.21          10.7       3,079        2.41           N/A        (0.70)          56
      7.57          30.5       2,134        2.56           N/A        (0.90)          75
      5.80         (20.1)      2,047        2.43           N/A        (0.96)          67
$    20.90          18.1  $   85,285        1.59           N/A        (0.28)          88
     17.69          10.1      58,963        1.92           N/A        (0.47)          80
     16.07          15.3      45,138        2.01           N/A        (0.89)         172
     13.94          38.7      45,442        2.33           N/A        (1.69)         156
     10.05         (30.8)     38,441        2.13           N/A        (1.72)         160
     19.19          17.2      32,606        2.37           N/A        (1.10)          88
     16.36           9.3      38,732        2.66           N/A        (1.24)          80
     14.97          14.5      54,652        2.76           N/A        (1.65)         172
     13.08          37.5      55,662        3.08           N/A        (2.44)         156
      9.51         (31.3)     46,215        2.88           N/A        (2.47)         160
     19.19          17.2      18,186        2.35           N/A        (1.04)          88
     16.37           9.3      13,667        2.67           N/A        (1.23)          80
     14.98          14.4      13,549        2.76           N/A        (1.63)         172
     13.09          37.6      12,042        3.08           N/A        (2.44)         156
      9.51         (31.3)     10,930        2.88           N/A        (2.47)         160
     20.91           9.9         427        1.90          1.35         0.35           88

(f)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher.
(g)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(h)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.
(i)Computed on an annualized basis for periods less than one year.

For a share outstanding throughout each period.

                                        Income (loss) from investment operations:     Less distributions:
                                        ----------------------------------------  ---------------------------

                             Net asset
                              value,         Net                                  Distributions
                             beginning    investment    Net realized  Total from    from net
                                of          income     and unrealized investment    realized        Total
                              period      (loss) (b)    gain (loss)   operations  capital gains distributions
                             ---------- ----------     -------------- ----------  ------------- -------------
WESTPEAK CAPITAL GROWTH FUND
   Class A
  12/31/2006                 $    11.81 $    (0.07)      $     1.35   $     1.28   $       --    $       --
  12/31/2005                      11.43      (0.10)            0.48         0.38           --            --
  12/31/2004                      10.87      (0.02)(c)         0.58         0.56           --            --
  12/31/2003                       8.58      (0.08)            2.37         2.29           --            --
  12/31/2002                      11.93      (0.09)           (3.26)       (3.35)          --            --
   Class B
  12/31/2006                      10.19      (0.14)            1.15         1.01           --            --
  12/31/2005                       9.94      (0.16)            0.41         0.25           --            --
  12/31/2004                       9.52      (0.09)(c)         0.51         0.42           --            --
  12/31/2003                       7.56      (0.13)            2.09         1.96           --            --
  12/31/2002                      10.61      (0.15)           (2.90)       (3.05)          --            --
   Class C
  12/31/2006                      10.17      (0.14)            1.15         1.01           --            --
  12/31/2005                       9.92      (0.16)            0.41         0.25           --            --
  12/31/2004                       9.50      (0.09)(c)         0.51         0.42           --            --
  12/31/2003                       7.56      (0.13)            2.07         1.94           --            --
  12/31/2002                      10.60      (0.14)           (2.90)       (3.04)          --            --


(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Includes special one-time distribution from Microsoft Corp. Without this distribution, net investment loss per share would have been $(0.08), $(0.14) and $(0.14) for Class A, Class B and Class C shares, respectively, and the ratio of net investment loss to average net assets would have been (0.76)%, (1.52)% and (1.51)% for Class A, Class B and Class C shares, respectively.

                See accompanying notes to financial statements.

                                      Ratios to average net assets:
                                    -----------------------------

                        Net assets,                         Net
 Net asset     Total      end of     Gross      Net      investment   Portfolio
 value, end   return      period    expenses  expenses     income     turnover
 of period  (%) (a) (e)   (000's)   (%) (f)   (%) (d)    (loss) (%)   rate (%)
 ---------- ----------- ----------- --------- --------- ----------    ---------
 $    13.09       10.8  $   47,332       1.62      1.61     (0.59)          126
      11.81        3.3      49,680       1.88       N/A     (0.84)          132
      11.43        5.2      57,420       1.89       N/A     (0.18)(c)       121
      10.87       26.7      63,380       1.93       N/A     (0.85)          107
       8.58      (28.1)     58,729       1.75       N/A     (0.84)          103
      11.20        9.9       8,599       2.38      2.36     (1.35)          126
      10.19        2.5       9,864       2.63       N/A     (1.59)          132
       9.94        4.4      12,916       2.64       N/A     (0.97)(c)       121
       9.52       25.9      16,485       2.68       N/A     (1.60)          107
       7.56      (28.8)     16,267       2.50       N/A     (1.59)          103
      11.18        9.9         758       2.38      2.36     (1.35)          126
      10.17        2.5         936       2.63       N/A     (1.59)          132
       9.92        4.4       1,013       2.64       N/A     (0.94)(c)       121
       9.50       25.7       1,174       2.68       N/A     (1.60)          107
       7.56      (28.7)        847       2.50       N/A     (1.59)          103


(d)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher.
(e)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.

                         NOTES TO FINANCIAL STATEMENTS

December 31, 2006

1. Organization. IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and IXIS Advisor Funds Trust III (the "Trusts" and each a "Trust") are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. Information presented in these financial statements pertains to certain equity funds of the Trusts; the financial statements for the other funds of the Trusts are presented in separate reports. The following funds (individually, a "Fund" and collectively the "Funds") are included in this report:

IXIS Advisor Funds Trust I:
CGM Advisor Targeted Equity Fund (the "Targeted Equity Fund")
Hansberger International Fund (the "International Fund")
IXIS U.S. Diversified Portfolio (the "U.S. Diversified Portfolio") IXIS Value Fund (the "Value Fund")
Vaughan Nelson Small Cap Value Fund (the "Small Cap Value Fund")
Westpeak Capital Growth Fund (the "Capital Growth Fund")

IXIS Advisor Funds Trust II:
Harris Associates Large Cap Value Fund (the "Large Cap Value Fund")

IXIS Advisor Funds Trust III:
Harris Associates Focused Value Fund (the "Focused Value Fund")

Each Fund offers Class A, Class B, and Class C shares. Targeted Equity Fund, Small Cap Value Fund, Large Cap Value Fund and U.S. Diversified Portfolio also offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares and pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $1,000,000, though some categories of investors are excepted from the minimum investment amount as outlined in the Prospectus.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of a fund if the fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisors and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service recommended by the investment adviser and the subadvisors and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' subadvisors using consistently applied procedures under the general supervision of the Board of Trustees . As of December 31, 2006, approximately 68% of the market value of the investments for the Hansberger International Fund was fair valued pursuant to procedures approved by the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

December 31, 2006


b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Moreover, the markets for securities of many foreign issuers may be less liquid and the price of such securities may be more volatile that those of comparable U.S. companies and the U.S. government.

d. Forward Foreign Currency Contracts. The International Fund, the U.S. Diversified Portfolio and the Value Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds' Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 2006, there were no open forward currency contracts.

e. Options. Certain Funds may enter into option contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time.

When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against the amounts paid on the underlying instrument to determine the realized gain or loss. When a Fund writes an option, it bears the risk of an unfavorable change in the price of the underlying instrument. The writer of an option may enter into a closing transaction by purchasing an option identical to the option written. The Fund bears the risk that an illiquid market may limit its ability to enter into a closing transaction. At December 31, 2006, there were no open written option contracts.

When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect the current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid. At December 31, 2006, there were no open purchased option contracts.

Exchange-traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.

December 31, 2006


For the year ended December 31, 2006, written option transactions for the U.S. Diversified Portfolio were as follows:

                                                Number of
                                                Contracts Premiums
                                                --------- --------
             Outstanding at beginning of period     --          --
             Options written                      (186)   $(22,971)
             Options closed                         --          --
             Options exercised                      --          --
             Options expired                       186      22,971
                                                  ----    --------
             Outstanding at end of period           --    $     --
                                                  ====    ========

f. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

g. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees, capital loss carryforwards, wash sales, distributions from REITs and gains realized from passive foreign investment companies. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2006 and December 31, 2005 was as follows:

                           2006 Distributions Paid From:             2005 Distributions Paid From:
                     ----------------------------------------- -----------------------------------------
                       Ordinary      Long-Term                   Ordinary      Long-Term
Fund                    Income     Capital Gains     Total        Income     Capital Gains     Total
----                    ------     -------------     -----        ------     -------------     -----
Targeted Equity Fund $   5,318,245 $  20,781,541 $  26,099,786 $   1,723,626 $          -- $   1,723,626
International Fund       5,684,336    16,199,875    21,884,211            --            --            --
Focused Value Fund              --    37,532,762    37,532,762            --    39,692,418    39,692,418
Large Cap Value Fund       636,750            --       636,750       357,883            --       357,883
Value Fund               3,406,132    12,664,466    16,070,598     2,535,529    13,549,598    16,085,127

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

                                                                                                       U.S.
                                         Targeted       International   Focused       Large Cap     Diversified
                                        Equity Fund         Fund       Value Fund     Value Fund     Portfolio     Value Fund
                                        -----------         ----       ----------     ----------     ---------     ----------
Undistributed ordinary income          $  11,640,410    $   1,550,549 $          -- $     738,282  $          --  $   1,210,027
Undistributed long-term capital gains     13,479,725        2,374,284     2,205,434            --             --      1,854,989
                                       -------------    ------------- ------------- -------------  -------------  -------------
Total undistributed earnings              25,120,135        3,924,833     2,205,434       738,282             --      3,065,016
Capital loss carryforward:
 Expires December 31, 2009                        --               --            --   (50,921,004)    (8,873,074)            --
 Expires December 31, 2010                        --               --            --   (24,633,843)   (62,468,898)            --
 Expires December 31, 2011                        --               --            --    (9,965,466)            --             --
                                       -------------    ------------- ------------- -------------  -------------  -------------
Total capital loss carryforward                   --               --            --   (85,520,313)   (71,341,972)            --
Deferred net currency losses (post
  October)                                        --               --            --            --         (6,591)            --
Unrealized appreciation (depreciation)    61,057,700       37,303,994    35,254,968    53,957,102    110,748,496     26,830,432
                                       -------------    ------------- ------------- -------------  -------------  -------------
Total accumulated earnings (losses)    $  86,177,835    $  41,228,827 $  37,460,402 $ (30,824,929) $  39,399,933  $  29,895,448
                                       -------------    ------------- ------------- -------------  -------------  -------------
Capital loss carryforward utilized in
  the current year                     $  55,280,538    $          -- $          -- $  24,472,911  $  68,135,269  $          --
                                       =============    ============= ============= =============  =============  =============

                                         Small Cap       Capital
                                         Value Fund    Growth Fund
                                         ----------    -----------
Undistributed ordinary income          $          --  $          --
Undistributed long-term capital gains             --             --
                                       -------------  -------------
Total undistributed earnings                      --             --
Capital loss carryforward:
 Expires December 31, 2009                        --    (20,489,767)
 Expires December 31, 2010               (14,054,764)   (26,883,047)
 Expires December 31, 2011                        --     (4,097,913)
                                       -------------  -------------
Total capital loss carryforward          (14,054,764)   (51,470,727)
Deferred net currency losses (post
  October)                                        --             --
Unrealized appreciation (depreciation)    18,279,881      5,764,627
                                       -------------  -------------
Total accumulated earnings (losses)    $   4,225,117  $ (45,706,100)
                                       -------------  -------------
Capital loss carryforward utilized in
  the current year                     $  15,219,336  $     627,143
                                       =============  =============

December 31, 2006


h. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

i. Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2006 were as follows:

                                        Market Value    Value of
                                        of Securities  Collateral
             Fund                          on Loan      Received
             ----                       ------------- ------------
             Targeted Equity Fund       $105,389,588  $107,341,167
             International Fund           35,697,604    37,301,240
             Focused Value Fund           32,309,413    33,336,293
             Large Cap Value Fund          1,525,254     1,558,900
             U.S. Diversified Portfolio   71,332,377    73,222,927
             Value Fund                   16,764,688    17,278,289
             Small Cap Value Fund         33,826,317    34,905,193
             Capital Growth Fund           7,609,915     7,840,726

j. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k. New Accounting Pronouncements. Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 ("FIN 48") was issued and became effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Subsequent thereto, the United States Securities and Exchange Commission ("SEC") indicated that it would not object if a fund first adopts FIN 48 on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Accordingly, Management is continuing to evaluate the impact the adoption of FIN 48 may have on each Fund's net assets and results of operations. In compliance with the recently issued SEC guidance the impacts, if any, will be reflected in the Funds' semiannual financial statements as of June 30, 2007.

In addition, in September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

3. Purchases and Sales of Securities. For the year ended December 31, 2006, purchases and sales of securities (excluding short-term investments) were as follows:

            Fund                         Purchases        Sales
            ----                       -------------- --------------
            Targeted Equity Fund       $1,285,893,374 $1,361,600,040
            International Fund             75,299,526     80,875,851
            Focused Value Fund             87,684,282    167,406,942
            Large Cap Value Fund           59,807,343    113,459,076
            U.S. Diversified Portfolio    504,369,821    597,171,122
            Value Fund                     73,770,770     87,759,008
            Small Cap Value Fund          109,209,670    104,220,130
            Capital Growth Fund            72,066,130     81,784,360

December 31, 2006


4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. IXIS Asset Management Advisors, L.P. ("IXIS Advisors") serves as investment advisor to each Fund except the Targeted Equity Fund. Capital Growth Management Limited Partnership ("CGM") is the investment advisor to the Targeted Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                      Percentage of Average Daily Net Assets
-                          -----------------------------------------------------------
                              First         Next         Next        Next       Over
Fund                       $200 million $300 million $500 million $1 billion $2 billion
----                       ------------ ------------ ------------ ---------- ----------
Targeted Equity Fund           0.75%        0.70%        0.65%       0.65%      0.60%
International Fund             0.80%        0.75%        0.75%       0.75%      0.75%
Focused Value Fund             0.90%        0.90%        0.90%       0.90%      0.90%
Large Cap Value Fund           0.70%        0.65%        0.60%       0.60%      0.60%
U.S. Diversified Portfolio     0.90%        0.90%        0.90%       0.80%      0.80%
Value Fund                     0.75%        0.70%        0.65%       0.65%      0.65%
Small Cap Value Fund           0.90%        0.90%        0.90%       0.90%      0.90%
Capital Growth Fund            0.75%        0.70%        0.65%       0.65%      0.65%

Prior to July 1, 2006, the management fee for Focused Value Fund was 1.00% of the Fund's first $1 billion of the Fund's average daily net assets and 0.95% of such assets in excess of $1 billion.

IXIS Advisors has entered into subadvisory agreements for each Fund as listed below.

  International Fund         Hansberger Global Investors, Inc. ("Hansberger")
  Focused Value Fund         Harris Associates L.P. ("Harris")
  Large Cap Value Fund       Harris
  U.S. Diversified Portfolio Harris
                             Loomis, Sayles & Company, L.P. ("Loomis Sayles")
                             BlackRock Investment Management LLC ("BlackRock")
  Value Fund                 Harris
                             Loomis Sayles
                             Vaughan Nelson Investment Management, L.P.
                               ("Vaughan Nelson")
                             Westpeak Global Advisors, L.P. ("Westpeak")
  Small Cap Value Fund       Vaughan Nelson
  Capital Growth Fund        Westpeak

Prior to October 2, 2006, Mercury Advisors served as subadvisor to a segment of U.S. Diversified Portfolio.

Payments to IXIS Advisors are reduced in the amount of payments to the subadvisors.

IXIS Advisors has given binding undertakings to the Funds to defer its management fees and/or reimburse certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until April 30, 2007 and will be reevaluated on an annual basis. For the year ended December 31, 2006 (for the period May 1, 2006 through December 31, 2006 for Small Cap Value Fund and Capital Growth Fund), the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

                                   Expense limit as a Percentage of Average
                                          Daily Net Assets
                                   ---------------------------------------
              Fund                 Class A    Class B   Class C   Class Y
              ----                 -------    -------   -------   -------
              Focused Value Fund    1.70%      2.45%     2.45%       --
              Large Cap Value Fund  1.30%      2.05%     2.05%     1.05%
              Small Cap Value Fund  1.60%      2.35%     2.35%     1.35%
              Capital Growth Fund   1.50%      2.25%     2.25%       --

December 31, 2006

Prior to May 1, 2006, Small Cap Value Fund and Capital Growth Fund had no expense limits.

For the year ended December 31, 2006, the management fees and waivers of management fees for each Fund were as follows:

                                                                Percentage of
                                                                  Average
                                 Gross    Waiver of     Net     Daily Net Assets
                               Management Management Management ---------------
    Fund                          Fee        Fee        Fee     Gross      Net
    ----                       ---------- ---------- ---------- -----      ---
    Targeted Equity Fund       $5,291,650    $--     $5,291,650 0.70%    0.70%
    International Fund          1,250,812     --      1,250,812 0.80%    0.80%
    Focused Value Fund          2,425,826     --      2,425,826 0.95%    0.95%
    Large Cap Value Fund        1,822,308     --      1,822,308 0.69%    0.69%
    U.S. Diversified Portfolio  5,557,166     --      5,557,166 0.90%    0.90%
    Value Fund                    932,836     --        932,836 0.75%    0.75%
    Small Cap Value Fund        1,118,892     --      1,118,892 0.90%    0.90%
    Capital Growth Fund           433,385     --        433,385 0.75%    0.75%

For the year ended December 31, 2006, class specific expenses have been reimbursed as follows:

                       Fund                 Reimbursement
                       ----                 -------------
                       Large Cap Value Fund    $14,496
                       Small Cap Value Fund        237
                       Capital Growth Fund       9,850

IXIS Advisors shall be permitted to recover management fees waived and/or expenses it has borne under the expense limitation agreements on a Class by Class basis in later periods to the extent the expenses of a Class fall below a Class' expense limits, provided, however, that a Class is not obligated to pay such deferred fees/expenses more than one year after the end of the fiscal year in which the fee/expense was deferred. The amounts subject to possible reimbursement under the expense limitation agreements at December 31, 2006 were as follows:

Expenses Subject to Possible Reimbursement until December 31, 2007

          Fund                 Class A Class B Class C Class Y  Total
          ----                 ------- ------- ------- -------  -----
          Large Cap Value Fund $5,520  $7,469  $1,507   $ --   $14,496
          Small Cap Value Fund     --      --      --    237       237
          Capital Growth Fund   7,891   1,802     157     --     9,850

Certain officers and directors of IXIS Advisors and its affiliates are also Trustees of the Funds. IXIS Advisors, CGM, Harris, Loomis Sayles, Vaughan Nelson and Westpeak are subsidiaries of IXIS Asset Management US Group, L.P. ("IXIS US Group") (formerly, IXIS Asset Management North America, L.P.), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France.

b. Administrative Fees. IXIS Advisors provides certain administrative services for the Funds and has subcontracted with State Street Bank to serve as sub-administrator. IXIS Advisors is a wholly-owned subsidiary of IXIS US Group. Pursuant to an agreement among IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and IXIS Advisors, each Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis. New funds are subject to a prorated annual fee of $50,000 plus $12,500 per class and an additional $50,000 if managed by multiple subadvisors in their first calendar year of operations.

December 31, 2006


For the year ended December 31, 2006, amounts paid to IXIS Advisors for administrative fees were as follows:

                                              Administrative
                   Fund                            Fees
                   ----                       --------------
                   Targeted Equity Fund          $429,903
                   International Fund              96,502
                   Focused Value Fund             145,192
                   Large Cap Value Fund           148,050
                   U.S. Diversified Portfolio     349,523
                   Value Fund                      72,347
                   Small Cap Value Fund            70,513
                   Capital Growth Fund             35,338

c. Service and Distribution Fees. The Trusts have entered into a distribution agreement with IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), a wholly-owned subsidiary of IXIS US Group. Pursuant to this agreement, IXIS Distributors serves as principal underwriter of the funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays IXIS Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly service fee at an annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the year ended December 31, 2006, the Funds paid the following service and distribution fees:

                                     Service Fee           Distribution Fee
                             ---------------------------- -------------------
  Fund                        Class A   Class B  Class C   Class B   Class C
  ----                        -------   -------  -------   -------   -------
  Targeted Equity Fund       $1,728,516 $123,852 $ 18,738 $  371,557 $ 56,215
  International Fund            252,677   84,057   54,146    252,169  162,439
  Focused Value Fund            171,625  213,031  251,141    639,094  753,423
  Large Cap Value Fund          461,466  121,778   45,643    365,332  136,927
  U.S. Diversified Portfolio    972,878  401,607  117,535  1,204,821  352,606
  Value Fund                    254,242   49,629    7,074    148,885   21,223
  Small Cap Value Fund          180,258   90,780   39,658    272,340  118,972
  Capital Growth Fund           119,496   22,872    2,094     68,616    6,281

d. Commissions. The Funds have been informed that commissions (including CDSC) on Fund shares paid to IXIS Distributors by investors in shares of the Funds during the year ended December 31, 2006 were as follows:

                     Fund                       Commission
                     ----                       ----------
                     Targeted Equity Fund        $408,420
                     International Fund           128,778
                     Focused Value Fund           342,303
                     Large Cap Value Fund         145,056
                     U.S. Diversified Portfolio   493,669
                     Value Fund                   113,653
                     Small Cap Value Fund         115,922
                     Capital Growth Fund           69,540

December 31, 2006


For the year ended December 31, 2006, brokerage commissions for portfolio transactions paid to affiliated broker/dealers by the U.S. Diversified Portfolio were $24,951.

e. Trustees Fees and Expenses. The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors and IXIS US Group, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Redemption Fees. Shareholders of Class A shares and Class Y shares of Targeted Equity Fund, International Fund, Focused Value Fund and Small Cap Value Fund are charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares and Class Y shares within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if a shareholder acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are accounted for as an addition to paid-in capital and are presented in the Statements of Changes in Net Assets.

5. Line of Credit. Each Fund, together with certain other funds of IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, participates in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. For the year ended December 31, 2006, the Funds had no borrowings under this agreement.

6. Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the year ended December 31, 2006, amounts rebated under these agreements were as follows:

                      Fund                       Rebates
                      ----                       --------
                      Targeted Equity Fund       $402,508
                      International Fund           17,195
                      Focused Value Fund           83,253
                      Large Cap Value Fund         40,733
                      U.S. Diversified Portfolio  148,810
                      Value Fund                   38,006
                      Small Cap Value Fund         31,504
                      Capital Growth Fund          18,216

7. Concentration of Risk. Focused Value Fund is a non-diversified fund. Compared with diversified mutual funds, the Focused Value Fund may invest a greater percentage of its assets in a particular company. Therefore, the Focused Value Fund's returns could be significantly affected by the performance of any one of the small number of stocks in its portfolio.

December 31, 2006


8. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
Targeted Equity Fund                                                  Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                       3,021,026  $      32,094,011
   Issued in connection with the reinvestment of distributions          2,175,752         22,722,255
                                                                 ----------------  -----------------
                                                                        5,196,778         54,816,266
   Redeemed                                                            (9,606,296)      (102,106,132)
                                                                 ----------------  -----------------
   Net change                                                          (4,409,518) $     (47,289,866)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         527,280  $       5,168,973
   Issued in connection with the reinvestment of distributions            158,904          1,525,452
                                                                 ----------------  -----------------
                                                                          686,184          6,694,425
   Redeemed                                                            (1,901,868)       (18,667,272)
                                                                 ----------------  -----------------
   Net change                                                          (1,215,684) $     (11,972,847)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         491,071  $       4,828,598
   Issued in connection with the reinvestment of distributions             19,469            187,296
                                                                 ----------------  -----------------
                                                                          510,540          5,015,894
   Redeemed                                                              (168,586)        (1,657,411)
                                                                 ----------------  -----------------
   Net change                                                             341,954  $       3,358,483
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                         134,863  $       1,446,830
   Issued in connection with the reinvestment of distributions             40,781            435,176
                                                                 ----------------  -----------------
                                                                          175,644          1,882,006
   Redeemed                                                              (175,923)        (1,904,637)
                                                                 ----------------  -----------------
   Net change                                                                (279) $         (22,631)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (5,283,527) $     (55,926,861)
                                                                 ================  =================

                                                                              Year Ended
                                                                          December 31, 2005
                                                                 -----------------------------------
Targeted Equity Fund                                                  Shares               Amount
--------------------------------------------------------------   ----------------    -----------------
Class A
   Issued from the sale of shares                                       2,114,436    $      20,342,978
   Issued in connection with the reinvestment of distributions            157,595            1,531,634
                                                                 ----------------    -----------------
                                                                        2,272,031           21,874,612
   Redeemed                                                           (10,590,304)        (100,805,465)
                                                                 ----------------    -----------------
   Net change                                                          (8,318,273)   $     (78,930,853)
                                                                 ----------------    -----------------
Class B
   Issued from the sale of shares                                         479,091    $       4,271,772
   Issued in connection with the reinvestment of distributions              8,192               70,535
                                                                 ----------------    -----------------
                                                                          487,283            4,342,307
   Redeemed                                                            (1,703,082)         (15,113,085)
                                                                 ----------------    -----------------
   Net change                                                          (1,215,799)   $     (10,770,778)
                                                                 ----------------    -----------------
Class C
   Issued from the sale of shares                                         247,891    $       2,279,688
   Issued in connection with the reinvestment of distributions                427                3,675
                                                                 ----------------    -----------------
                                                                          248,318            2,283,363
   Redeemed                                                               (87,175)            (772,409)
                                                                 ----------------    -----------------
   Net change                                                             161,143    $       1,510,954
                                                                 ----------------    -----------------
Class Y
   Issued from the sale of shares                                         154,883    $       1,499,898
   Issued in connection with the reinvestment of distributions              4,853               49,839
                                                                 ----------------    -----------------
                                                                          159,736            1,549,737
   Redeemed                                                               (77,671)            (745,305)
                                                                 ----------------    -----------------
   Net change                                                              82,065    $         804,432
                                                                 ----------------    -----------------
   Increase (decrease) from capital share transactions                 (9,290,864)   $     (87,386,245)
                                                                 ================    =================

                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
International Fund                                                    Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         882,514  $      19,025,323
   Issued in connection with the reinvestment of distributions            620,244         13,054,791
                                                                 ----------------  -----------------
                                                                        1,502,758         32,080,114
   Redeemed                                                              (765,037)       (16,553,658)
                                                                 ----------------  -----------------
   Net change                                                             737,721  $      15,526,456
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         281,932  $       5,558,168
                                                                 ----------------  -----------------
   Issued in connection with the reinvestment of distributions            217,726          4,157,074
                                                                 ----------------  -----------------
                                                                          499,658          9,715,242
   Redeemed                                                              (634,271)       (12,632,454)
                                                                 ----------------  -----------------
   Net change                                                            (134,613) $      (2,917,212)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         191,194  $       3,765,350
   Issued in connection with the reinvestment of distributions            123,876          2,364,479
                                                                 ----------------  -----------------
                                                                          315,070          6,129,829
   Redeemed                                                              (167,643)        (3,338,110)
                                                                 ----------------  -----------------
   Net change                                                             147,427  $       2,791,719
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                    750,535  $      15,400,963
                                                                 ================  =================

                                                                              Year Ended
                                                                          December 31, 2005
                                                                 -----------------------------------
International Fund                                                    Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                       1,043,158  $      18,504,622
   Issued in connection with the reinvestment of distributions                 --                 --
                                                                 ----------------  -----------------
                                                                        1,043,158         18,504,622
   Redeemed                                                              (837,941)       (14,808,970)
                                                                 ----------------  -----------------
   Net change                                                             205,217  $       3,695,652
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         203,605  $       3,346,613
                                                                 ----------------  -----------------
   Issued in connection with the reinvestment of distributions                 --                 --
                                                                 ----------------  -----------------
                                                                          203,605          3,346,613
   Redeemed                                                            (1,228,248)       (20,075,132)
                                                                 ----------------  -----------------
   Net change                                                          (1,024,643) $     (16,728,519)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         171,446  $       2,829,915
   Issued in connection with the reinvestment of distributions                 --                 --
                                                                 ----------------  -----------------
                                                                          171,446          2,829,915
   Redeemed                                                              (185,571)        (3,042,603)
                                                                 ----------------  -----------------
   Net change                                                             (14,125) $        (212,688)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                   (833,551) $     (13,245.555)
                                                                 ================  =================

December 31, 2006


                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
Focused Value Fund                                                    Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         762,517  $       9,168,276
   Issued in connection with the reinvestment of distributions            594,724          6,857,113
                                                                 ----------------  -----------------
                                                                        1,357,241         16,025,389
   Redeemed                                                            (2,756,214)       (33,719,620)
                                                                 ----------------  -----------------
   Net change                                                          (1,398,973) $     (17,694,231)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         460,413  $       5,172,828
   Issued in connection with the reinvestment of distributions            850,572          9,284,689
                                                                 ----------------  -----------------
                                                                        1,310,985         14,457,517
   Redeemed                                                            (2,469,943)       (28,816,298)
                                                                 ----------------  -----------------
   Net change                                                          (1,158,958) $     (14,358,781)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         840,633  $       9,434,145
   Issued in connection with the reinvestment of distributions            760,727          8,305,493
                                                                 ----------------  -----------------
                                                                        1,601,360         17,739,638
   Redeemed                                                            (4,218,781)       (49,192,443)
                                                                 ----------------  -----------------
   Net change                                                          (2,617,421) $     (31,452,805)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (5,175,352) $     (63,505,817)
                                                                 ================  =================

                                                                              Year Ended
                                                                          December 31, 2005
                                                                 -----------------------------------
Focused Value Fund                                                    Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                       1,278,667  $      16,573,289
   Issued in connection with the reinvestment of distributions            580,779          7,068,077
                                                                 ----------------  -----------------
                                                                        1,859,446         23,641,366
   Redeemed                                                            (3,318,671)       (43,905,787)
                                                                 ----------------  -----------------
   Net change                                                          (1,459,225) $     (20,264,421)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         576,120  $       7,060,801
   Issued in connection with the reinvestment of distributions            766,254          8,949,845
                                                                 ----------------  -----------------
                                                                        1,342,374         16,010,646
   Redeemed                                                            (1,639,139)       (21,010,935)
                                                                 ----------------  -----------------
   Net change                                                            (296,765) $      (5,000,289)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                       1,319,958  $      16,274,937
   Issued in connection with the reinvestment of distributions            758,307          8,857,031
                                                                 ----------------  -----------------
                                                                        2,078,265         25,131,968
   Redeemed                                                            (2,893,997)       (36,873,402)
                                                                 ----------------  -----------------
   Net change                                                            (815,732) $     (11,741,434)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (2,571,722) $     (37,006,144)
                                                                 ================  =================

                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
Large Cap Value Fund                                                  Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                       1,331,189  $      18,612,209
   Issued in connection with the reinvestment of distributions             27,510            358,457
                                                                 ----------------  -----------------
                                                                        1,358,699         18,970,666
   Redeemed                                                            (2,887,544)       (40,026,448)
                                                                 ----------------  -----------------
   Net change                                                          (1,528,845) $     (21,055,782)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         176,257  $       2,291,417
   Issued in connection with the reinvestment of distributions              9,192            111,770
                                                                 ----------------  -----------------
                                                                          185,449          2,403,187
   Redeemed                                                            (1,936,076)       (25,010,219)
                                                                 ----------------  -----------------
   Net change                                                          (1,750,627) $     (22,607,032)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         113,625  $       1,446,870
   Issued in connection with the reinvestment of distributions              1,654             20,078
                                                                 ----------------  -----------------
                                                                          115,279          1,466,948
   Redeemed                                                              (486,431)        (6,230,411)
                                                                 ----------------  -----------------
   Net change                                                            (371,152) $      (4,763,463)
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                          76,363  $       1,102,604
   Issued in connection with the reinvestment of distributions              2,238             30,077
                                                                 ----------------  -----------------
                                                                           78,601          1,132,681
   Redeemed                                                              (237,315)        (3,357,897)
                                                                 ----------------  -----------------
   Net change                                                            (158,714) $      (2,225,216)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (3,809,338) $     (50,651,493)
                                                                 ================  =================

                                                                              Year Ended
                                                                          December 31, 2005
                                                                 -----------------------------------
Large Cap Value Fund                                                  Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                       1,068,733  $      13,952,739
   Issued in connection with the reinvestment of distributions             14,688            191,232
                                                                 ----------------  -----------------
                                                                        1,083,421         14,143,971
   Redeemed                                                            (3,550,446)       (46,275,347)
                                                                 ----------------  -----------------
   Net change                                                          (2,467,025) $     (32,131,376)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         262,250  $       3,214,063
   Issued in connection with the reinvestment of distributions              6,033             73,844
                                                                 ----------------  -----------------
                                                                          268,283          3,287,907
   Redeemed                                                            (1,873,402)       (22,992,338)
                                                                 ----------------  -----------------
   Net change                                                          (1,605,119) $     (19,704,431)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         233,814  $       2,864,911
   Issued in connection with the reinvestment of distributions                976             11,942
                                                                 ----------------  -----------------
                                                                          234,790          2,876,853
   Redeemed                                                              (699,505)        (8,571,119)
                                                                 ----------------  -----------------
   Net change                                                            (464,715) $      (5,694,266)
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                          68,963  $         925,029
   Issued in connection with the reinvestment of distributions              1,195             16,006
                                                                 ----------------  -----------------
                                                                           70,158            941,035
   Redeemed                                                              (345,786)        (4,615,016)
                                                                 ----------------  -----------------
   Net change                                                            (275,628) $      (3,673,981)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (4,812,487) $     (61,204,054)
                                                                 ================  =================

December 31, 2006


                                                                      Year Ended
                                                                  December 31, 2006
                                                         -----------------------------------
U.S. Diversified Portfolio                                    Shares             Amount
------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                               1,699,970  $      36,351,386
   Redeemed                                                    (3,689,517)       (78,838,491)
                                                         ----------------  -----------------
   Net change                                                  (1,989,547) $     (42,487,105)
                                                         ----------------  -----------------
Class B
   Issued from the sale of shares                                 536,719  $      10,239,866
   Redeemed                                                    (2,967,752)       (56,524,819)
                                                         ----------------  -----------------
   Net change                                                  (2,431,033) $     (46,284,953)
                                                         ----------------  -----------------
Class C
   Issued from the sale of shares                                  77,624  $       1,484,914
   Redeemed                                                      (490,888)        (9,387,689)
                                                         ----------------  -----------------
   Net change                                                    (413,264) $      (7,902,775)
                                                         ----------------  -----------------
Class Y
   Issued from the sale of shares                                 123,141  $       2,825,376
   Redeemed                                                      (212,914)        (4,817,903)
                                                         ----------------  -----------------
   Net change                                                     (89,773) $      (1,992,527)
                                                         ----------------  -----------------
   Increase (decrease) from capital share transactions         (4,923,617) $     (98,667,360)
                                                         ================  =================

                                                                      Year Ended
                                                                  December 31, 2005
                                                         -----------------------------------
U.S. Diversified Portfolio                                    Shares             Amount
------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                               2,385,720  $      44,954,334
   Redeemed                                                    (4,189,901)       (79,262,654)
                                                         ----------------  -----------------
   Net change                                                  (1,804,181) $     (34,308,320)
                                                         ----------------  -----------------
Class B
   Issued from the sale of shares                                 669,095  $      11,320,578
   Redeemed                                                    (4,207,942)       (71,182,972)
                                                         ----------------  -----------------
   Net change                                                  (3,538,847) $     (59,862,394)
                                                         ----------------  -----------------
Class C
   Issued from the sale of shares                                 102,734  $       1,746,851
   Redeemed                                                      (912,989)       (15,415,642)
                                                         ----------------  -----------------
   Net change                                                    (810,255) $     (13,668,791)
                                                         ----------------  -----------------
Class Y
   Issued from the sale of shares                                 142,301  $       2,842,762
   Redeemed                                                      (451,903)        (9,048,524)
                                                         ----------------  -----------------
   Net change                                                    (309,602) $      (6,205,762)
                                                         ----------------  -----------------
   Increase (decrease) from capital share transactions         (6,462,885) $    (114,045,267)
                                                         ================  =================

                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
Value Fund                                                            Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                       1,203,187  $      10,847,757
   Issued in connection with the reinvestment of distributions          1,483,355         12,855,774
                                                                 ----------------  -----------------
                                                                        2,686,542         23,703,531
   Redeemed                                                            (1,895,422)       (16,798,467)
                                                                 ----------------  -----------------
   Net change                                                             791,120  $       6,905,064
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         265,829  $       2,112,444
   Issued in connection with the reinvestment of distributions            312,207          2,393,002
                                                                 ----------------  -----------------
                                                                          578,036          4,505,446
   Redeemed                                                            (1,144,083)        (9,035,508)
                                                                 ----------------  -----------------
   Net change                                                            (566,047) $      (4,530,062)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                          44,612  $         357,458
   Issued in connection with the reinvestment of distributions             40,018            306,916
                                                                 ----------------  -----------------
                                                                           84,630            664,374
   Redeemed                                                               (87,753)          (687,888)
                                                                 ----------------  -----------------
   Net change                                                              (3,123) $         (23,514)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                    221,950  $       2,351,488
                                                                 ================  =================

                                                                              Year Ended
                                                                          December 31, 2005
                                                                 -----------------------------------
Value Fund                                                            Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         752,413  $       6,758,994
   Issued in connection with the reinvestment of distributions          1,432,023         12,200,602
                                                                 ----------------  -----------------
                                                                        2,184,436         18,959,596
   Redeemed                                                            (2,182,286)       (19,556,017)
                                                                 ----------------  -----------------
   Net change                                                               2,150  $        (596,421)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         229,964  $       1,881,852
   Issued in connection with the reinvestment of distributions            393,062          3,030,283
                                                                 ----------------  -----------------
                                                                          623,026          4,912,135
   Redeemed                                                            (1,018,265)        (8,370,264)
                                                                 ----------------  -----------------
   Net change                                                            (395,239) $      (3,458,129)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                          51,464  $         417,159
   Issued in connection with the reinvestment of distributions             39,420            303,708
                                                                 ----------------  -----------------
                                                                           90,884            720,867
   Redeemed                                                               (77,457)          (636,872)
                                                                 ----------------  -----------------
   Net change                                                              13,427  $          83,995
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                   (379,662) $      (3,970,555)
                                                                 ================  =================

December 31, 2006


                                                                      Year Ended
                                                                  December 31, 2006
                                                         -----------------------------------
Small Cap Value Fund                                          Shares             Amount
------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                               1,565,095  $      30,243,879
   Redeemed                                                      (817,467)       (15,859,750)
                                                         ----------------  -----------------
   Net change                                                     747,628  $      14,384,129
                                                         ----------------  -----------------
Class B
   Issued from the sale of shares                                 154,897  $       2,772,776
   Redeemed                                                      (822,694)       (14,729,819)
                                                         ----------------  -----------------
   Net change                                                    (667,797) $     (11,957,043)
                                                         ----------------  -----------------
Class C
   Issued from the sale of shares                                 364,171  $       6,498,460
   Redeemed                                                      (251,618)        (4,488,816)
                                                         ----------------  -----------------
   Net change                                                     112,553  $       2,009,644
                                                         ----------------  -----------------
Class Y*
   Issued from the sale of shares                                  20,430  $         424,039
   Redeemed                                                            --                 --
                                                         ----------------  -----------------
   Net change                                                      20,430  $         424,039
                                                         ----------------  -----------------
   Increase (decrease) from capital share transactions            212,814  $       4,860,769
                                                         ================  =================

                                                                      Year Ended
                                                                  December 31, 2005
                                                         -----------------------------------
Small Cap Value Fund                                          Shares             Amount
------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                               1,322,502  $      21,908,202
   Redeemed                                                      (797,816)       (13,154,538)
                                                         ----------------  -----------------
   Net change                                                     524,686  $       8,753,664
                                                         ----------------  -----------------
Class B
   Issued from the sale of shares                                 172,453  $       2,628,609
   Redeemed                                                    (1,455,176)       (22,158,268)
                                                         ----------------  -----------------
   Net change                                                  (1,282,723) $     (19,529,659)
                                                         ----------------  -----------------
Class C
   Issued from the sale of shares                                 177,290  $       2,719,736
   Redeemed                                                      (246,708)        (3,789,067)
                                                         ----------------  -----------------
   Net change                                                     (69,418) $      (1,069,331)
                                                         ----------------  -----------------
Class Y*
   Issued from the sale of shares                                      --                 --
   Redeemed                                                            --                 --
                                                         ----------------  -----------------
   Net change                                                          --                 --
                                                         ----------------  -----------------
   Increase (decrease) from capital share transactions           (827,455) $     (11,845,326)
                                                         ================  =================

                                                                      Year Ended
                                                                  December 31, 2006
                                                         -----------------------------------
Capital Growth Fund                                           Shares             Amount
------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                 209,910  $       2,590,783
   Redeemed                                                      (798,809)        (9,769,562)
                                                         ----------------  -----------------
   Net change                                                    (588,899) $      (7,178,779)
                                                         ----------------  -----------------
Class B
   Issued from the sale of shares                                  81,915  $         870,627
   Redeemed                                                      (282,316)        (2,968,891)
                                                         ----------------  -----------------
   Net change                                                    (200,401) $      (2,098,264)
                                                         ----------------  -----------------
Class C
   Issued from the sale of shares                                  12,274  $         135,304
   Redeemed                                                       (36,537)          (386,794)
                                                         ----------------  -----------------
   Net change                                                     (24,263) $        (251,490)
                                                         ----------------  -----------------
   Increase (decrease) from capital share transactions           (813,563) $      (9,528,533)
                                                         ================  =================

                                                                      Year Ended
                                                                  December 31, 2005
                                                         -----------------------------------
Capital Growth Fund                                           Shares             Amount
------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                 241,489  $       2,743,935
   Redeemed                                                    (1,057,103)       (12,074,125)
                                                         ----------------  -----------------
   Net change                                                    (815,614) $      (9,330,190)
                                                         ----------------  -----------------
Class B
   Issued from the sale of shares                                  93,730  $         919,070
   Redeemed                                                      (425,145)        (4,178,212)
                                                         ----------------  -----------------
   Net change                                                    (331,415) $      (3,259,142)
                                                         ----------------  -----------------
Class C
   Issued from the sale of shares                                   5,876  $          57,428
   Redeemed                                                       (15,868)          (154,158)
                                                         ----------------  -----------------
   Net change                                                      (9,992) $         (96,730)
                                                         ----------------  -----------------
   Increase (decrease) from capital share transactions         (1,157,021) $     (12,686,062)
                                                         ================  =================

* From commencement of Class operations on August 31, 2006 through December 31, 2006.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, and IXIS Advisor Funds Trust III and Shareholders of CGM Advisor Targeted Equity Fund, Hansberger International Fund, IXIS U.S. Diversified Portfolio, IXIS
Value Fund, Vaughan Nelson Small Cap Value Fund, Westpeak Capital Growth Fund, Harris Associates Large Cap Value Fund and Harris Associates Focused Value Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the CGM Advisor Targeted Equity Fund, Hansberger International Fund, IXIS U.S. Diversified Portfolio, IXIS Value Fund, Vaughan Nelson Small Cap Value Fund and Westpeak Capital Growth Fund, each a series of IXIS Advisor Funds Trust I; the Harris Associates Large Cap Value Fund, a series of IXIS Advisor Funds Trust II; and the Harris Associates Focused Value Fund, a series of IXIS Advisor Funds Trust III (collectively, the "Funds"), at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2007

      2006 U.S. TAX DISTRIBUTION INFORMATION TO SHAREHOLDERS (unaudited)


Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2006, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

                                             Qualifying
                        Fund                 Percentage
                        ----                 ----------
                        Targeted Equity Fund    61.52%
                        Large Cap Value Fund   100.00%
                        Value Fund              52.26%

Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended December 31, 2006.

                        Fund                   Amount
                        ----                 -----------
                        Targeted Equity Fund $20,781,541
                        International Fund    16,199,875
                        Focused Value         37,532,762
                        Value Fund            12,664,466

Qualified Dividend Income. A percentage of dividends distributed by the Funds during the fiscal year ended December 31, 2006 are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. These percentages are noted below:

                        Fund                 Percentage
                        ----                 ----------
                        Targeted Equity Fund   100.00%
                        International Fund      33.80%
                        Large Cap Value Fund   100.00%
                        Value Fund              51.18%

                        TRUSTEE AND OFFICER INFORMATION

The tables below provide certain information regarding the Trustees and officers of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and IXIS Advisor Funds Trust III (the "Trusts"). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Trusts' Statements of Additional Information include additional information about the Trustees of the Trusts and are available by calling IXIS Advisor Funds at 800-225-5478.

                        Position(s) Held with the                                    Number of Portfolios in
                          Trusts, Length of Time        Principal Occupation(s)      Fund Complex Overseen***
Name and Date of Birth  Served and Term of Office*       During Past 5 Years**     and Other Directorships Held
----------------------  --------------------------       ---------------------     ----------------------------

INDEPENDENT TRUSTEES

Graham T. Allison, Jr.           Trustee,            Douglas Dillon Professor and  38
(3/23/40)               since 1984 for IXIS Advisor  Director of the Belfer Center Director, Taubman Centers,
                       Funds Trust I, (including its for Science and International Inc. (real estate investment
                         predecessors) since 1995    Affairs, John F. Kennedy      trust)
                          for IXIS Advisor Funds     School of Government,
                         Trust II and IXIS Advisor   Harvard University
                              Funds Trust III
                            Contract Review and
                           Governance Committee
                                  Member


Charles D. Baker                 Trustee,            President and Chief Executive 38
(11/13/56)                      since 2005           Officer, Harvard Pilgrim      None
                          Audit Committee Member     Health Care (health plan)


Edward A. Benjamin               Trustee,            Retired                       38
(5/30/38)               since 2003 for IXIS Advisor                                Director, Precision Optics
                        Funds Trust I, IXIS Advisor                                Corporation (optics
                         Funds Trust II, and IXIS                                  manufacturer)
                          Advisor Funds Trust III
                         Chairman of the Contract
                           Review and Governance
                             Committee Member


Daniel M. Cain                   Trustee,            President and Chief Executive 38
(2/24/45)               since 1996 for IXIS Advisor  Officer, Cain Brothers &      Director, Sheridan
                        Funds Trust I, IXIS Advisor  Company, Incorporated         Healthcare Inc. (physician
                          Funds Trust II and IXIS    (investment banking)          practice management);
                          Advisor Funds Trust III                                  Trustee, Lexington Strategic
                           Chairman of the Audit                                   Asset Corporation (realty
                                 Committee                                         investment trust)


Richard Darman                   Trustee,            Partner, The Carlyle Group    38
(5/10/43)               since 1996 for IXIS Advisor  (investments); formerly,      Director and Chairman of
                        Funds Trust I, IXIS Advisor  Professor, John F. Kennedy    Board of Directors, AES
                          Funds Trust II and IXIS    School of Government,         Corporation (international
                          Advisor Funds Trust III    Harvard University            power company)
                            Contract Review and
                           Governance Committee
                                  Member


                        TRUSTEE AND OFFICER INFORMATION

                         Position(s) Held with the                                     Number of Portfolios in
                           Trusts, Length of Time        Principal Occupation(s)       Fund Complex Overseen***
Name and Date of Birth   Served and Term of Office*       During Past 5 Years**      and Other Directorships Held
----------------------   --------------------------       ---------------------      ----------------------------

INDEPENDENT TRUSTEES
continued

Sandra O. Moose           Trustee, since 1982 for    President, Strategic Advisory    38
(2/17/42)                IXIS Advisor Funds Trust I  Services (management             Director, Verizon
                        (including its predecessors) consulting); formerly, Senior    Communications;
                        since 1993 for IXIS Advisor  Vice President and Director,     Director, Rohm and Haas
                         Funds Trust II; and since   The Boston Consulting Group,     Company (specialty
                           1995 for IXIS Advisor     Inc. (management consulting)     chemicals);
                              Funds Trust III                                         Director, AES Corporation
                          Chairperson of the Board                                    (international power
                         of Trustees since November                                   company)
                                    2005
                          Ex officio member of the
                            Audit Committee and
                            Contract Review and
                            Governance Committee

Cynthia L. Walker                 Trustee,           Executive Dean for               38
(7/25/56)                        since 2005          Administration (formerly,        None
                           Audit Committee Member    Dean for Finance and CFO),
                                                     Harvard Medical School

INTERESTED TRUSTEES

Robert J. Blanding/1/             Trustee,           President, Chairman, Director,   38
(4/14/47)                        since 2003          and Chief Executive Officer,     None
555 California Street                                Loomis, Sayles & Company,
San Francisco, CA 94104                              L.P.; President and Chief
                                                     Executive Officer for Loomis
                                                     Sayles Funds I; Chief Executive
                                                     Officer for Loomis Sayles
                                                     Funds II

John T. Hailer/2/        President, Chief Executive  President and Chief Executive    38
(11/23/60)                  Officer and Trustee      Officer, IXIS Asset              None
                                 since 2000          Management Advisors, L.P.,
                                                     IXIS Asset Management
                                                     Distributors, L.P. and IXIS
                                                     Asset Management Global
                                                     Associates, L.P.; Executive
                                                     Vice President, Loomis Sayles
                                                     Funds I; President and Chief
                                                     Executive Officer, AEW Real
                                                     Estate Income Fund, IXIS
                                                     Advisor Cash Management
                                                     Trust, and IXIS Advisor Funds
                                                     Trust IV

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term.

                        TRUSTEE AND OFFICER INFORMATION


** Each person listed above, except as noted, holds the same position(s) with the Trusts. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Asset Management Advisors, L.P. ("IXIS Advisors") or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee's or officer's current position with such entity.

***The Trustees of the Trusts serve as trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II (together the "IXIS Advisor Funds and Loomis Sayles Funds Trusts").

/1/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts:
     President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

/2/ Mr. Hailer is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of IXIS Asset Management Distribution Corporation ("IXIS Distribution Corporation"); and President and Chief Executive Officer of IXIS Asset Management Global Associates, L.P., IXIS Asset Management Advisors and IXIS Asset Management Distributors, L.P.

                        TRUSTEE AND OFFICER INFORMATION


                       Position(s) Held with the Trusts Term of       Principal Occupation(s)
Name and Date of Birth    Office and Length of Time Served*            During Past 5 Years**
----------------------    ---------------------------------            ---------------------

OFFICERS OF THE TRUSTS

Coleen Downs Dinneen   Secretary, Clerk and Chief Legal Officer Senior Vice President, General
(12/16/60)                       since September 2004           Counsel, Secretary and Clerk
                                                                (formerly, Deputy General Counsel,
                                                                Assistant Secretary and Assistant
                                                                Clerk), IXIS Asset Management
                                                                Distribution Corporation, IXIS Asset
                                                                Management Distributors, L.P. and
                                                                IXIS Asset Management Advisors, L.P.

Russell L. Kane               Chief Compliance Officer,         Chief Compliance Officer for Mutual
(7/23/69)                since May 2006; Assistant Secretary    Funds, Vice President, Associate
                                   since June 2004              General Counsel, Assistant Secretary
                                                                and Assistant Clerk, IXIS Asset
                                                                Management Distribution
                                                                Corporation, IXIS Asset Management
                                                                Distributors, L.P. and IXIS Asset
                                                                Management Advisors, L.P.;
                                                                formerly, Senior Counsel, Columbia
                                                                Management Group.

Michael C. Kardok         Treasurer, Principal Financial and    Senior Vice President, IXIS Asset
(7/17/59)                         Accounting Officer            Management Advisors, L.P. and IXIS
                                  since October 2004            Asset Management Distributors, L.P.;
                                                                formerly, Senior Director, PFPC Inc;
                                                                formerly, Vice President--Division
                                                                Manager, First Data Investor
                                                                Services, Inc.

Max J. Mahoney              Anti-Money Laundering Officer       Senior Vice President, Deputy
(5/1/62)                       and Assistant Secretary          General Counsel, Assistant Secretary
                                  since August 2005             and Assistant Clerk, IXIS Asset
                                                                Management Distribution
                                                                Corporation, IXIS Asset Management
                                                                Distributors, L.P. and IXIS Asset
                                                                Management Advisors, L.P.; Chief
                                                                Compliance Officer, IXIS Asset
                                                                Management Advisors L.P. formerly,
                                                                Senior Counsel, MetLife, Inc.;
                                                                formerly, Associate Counsel, LPL
                                                                Financial Services, Inc.

John E. Pelletier              Chief Operating Officer          Executive Vice President and Chief
(6/24/64)                        since September 2004           Operating Officer (formerly, Senior
                                                                Vice President, General Counsel,
                                                                Secretary and Clerk), IXIS Asset
                                                                Management Distribution
                                                                Corporation, IXIS Asset Management
                                                                Distributors, L.P. and IXIS Asset
                                                                Management Advisors, L.P.

* Each officer of the Trusts serves for an indefinite term in accordance with their current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

** Each person listed above, except as noted, holds the same position(s) with the IXIS Advisor Funds and Loomis Sayles Funds Trusts. Previous positions during the past five years with the Distributor, IXIS Advisors or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. Charles D. Baker are members of the audit committee and have been designated as "audit committee financial experts" by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees paid to Principal Accountant by the Fund.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

                                         Audit fees    Audit-related fees/1/  Tax fees/2/  All other fees/3/
                                       --------------- --------------------- ------------- -----------------
                                        2005    2006   2005       2006        2005   2006  2005     2006
                                       ------- ------- ----        ------    ------ ------ ----     ------
Harris Associates Large Cap Value Fund $23,700 $29,504 $729      $3,750      $1,316 $1,313  --     $2,755

--------
1. The audit-related fees for 2005 consist of the performance of agreed upon procedures relating to the Trust's deferred compensation plan. The audit-related fees for 2006 consist of the performance of agreed upon procedures related to a change in the Trust's custodian.
2. The tax fees consist of a review of the Trust's year-end shareholder reporting.
3. Other fees consist of a review of income and expense allocation methods in conjunction with the annual review of the Trust's management contract.

Aggregate fees billed to the Registrant for non-audit services during 2005 and 2006 were $2,045 and $7,818, respectively.

Fees paid to Principal Accountant By Adviser and Control Affiliates.

The following table sets forth the non-audit services provided by the Trust's principal accountant to IXIS Asset Management Advisors, L.P. and entities controlling, controlled by or under common control with IXIS Asset Management Advisors, L.P. that provide ongoing services to the Trust ("Control Affiliates") for the last two fiscal years.

                           Audit-related fees    Tax fees     All other fees
                           ------------------ --------------- ---------------
                             2005      2006    2005    2006    2005    2006
                            --------   ----   ------- ------- ------- -------
        Control Affiliates $102,000     --    $34,715 $96,670 $35,000 $15,800

Aggregate fees billed to Control Affiliates for non-audit services during 2005 and 2006 were $171,715 and $112,470, respectively.

None of the series described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

   Annually, the Registrant's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

   If, in the opinion of management, a proposed engagement by the Registrant's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

   (a) (1) Code of Ethics required by Item 2 hereof, filed herewith as exhibit
           (a)(1).
   (b) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-2(a)], filed herewith as exhibits (a)(2)(1)and (a)(2)(2), respectively.
   (a) (3) Not applicable.
   (a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 filed herewith as exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                  IXIS Advisor Funds Trust II

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  February 26, 2007

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  February 26, 2007